AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2008

                                                     REGISTRATION NOS. 333-59717
                                                                       811-05166
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                              --------------------

                         POST-EFFECTIVE AMENDMENT NO. 21

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 108
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              --------------------

                         MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)

                           1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
      (ADDRESS OF THE DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 554-1234

                              --------------------

                                   DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                              --------------------

                  PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:
                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

                              --------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

      | |   immediately upon filing pursuant to paragraph (b) of Rule 485.
      |X|   on April 30, 2008 pursuant to paragraph (b) of Rule 485.
      | |   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
      | |   on pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

             |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:   Units of interest in Separate Account
                                        under individual flexible payment
                                        variable annuity contracts.

================================================================================

Individual Flexible Payment Variable Annuity Contract
Issued by MONY Life Insurance Company of America with variable investment options under MONY America's MONY America Variable Account A

PROSPECTUS DATED MAY 1, 2008


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing, or taking any other action under your contract. Also, you should read the prospectuses for each Trust, which contain important information about their portfolios.


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MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus.


This Contract is no longer being sold. This prospectus is used with current contract owners only. We will continue to accept Purchase Payments under existing Contracts. You should note that your Contract features and charges, and your investment options, may vary depending on your state and/or the date on which you purchased your Contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional and/or refer to your Contract.

You can tell us what to do with your Purchase Payments. You can also tell us what to do with the fund value your Contract may create for you resulting from those Purchase Payments.

You may allocate some or all of your Purchase Payments into the subaccounts. Each subaccount is a subaccount of Separate Account MONY America Variable Account A. Both the value of your Contract before annuitization and the amount of income afterward will depend on the investment performance of the portfolios you select. You bear the investment risk of investing in the portfolios. The subaccounts invest in shares of the following portfolios of AXA Premier VIP Trust, Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds (the "Funds").



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 Subaccounts
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o All Asset Allocation                  o EQ/Money Market
o AXA Aggressive Allocation(1)          o EQ/Montag & Caldwell Growth
o AXA Conservative Allocation(1)        o EQ/PIMCO Real Return
o AXA Conservative-Plus Allocation(1)   o EQ/Short Duration Bond
o AXA Moderate Allocation(1)            o EQ/T. Rowe Price Growth Stock
o AXA Moderate-Plus Allocation(1)       o EQ/UBS Growth and Income
o Dreyfus Stock Index                   o EQ/Van Kampen Mid Cap Growth
o EQ/BlackRock Basic Value Equity       o EQ/Van Kampen Real Estate
o EQ/Bond Index                         o Fidelity VIP Contrafund(R)
o EQ/Boston Advisors Equity Income      o Franklin Income Securities
o EQ/Calvert Socially Responsible       o Franklin Rising Dividends Securities
o EQ/Capital Guardian Research          o Franklin Zero Coupon 2010
o EQ/Caywood-Scholl High Yield          o Janus Aspen Balanced
o EQ/FI Mid Cap                         o Janus Aspen Forty
o EQ/GAMCO Mergers and Acquisitions     o Janus Aspen Mid Cap Growth
o EQ/GAMCO Small Company Value          o Janus Aspen Worldwide Growth
o EQ/Government Securities              o Multimanager Small Cap Growth
o EQ/International Growth               o Oppenheimer Global Securities
o EQ/JPMorgan Core Bond                   Fund/VA
o EQ/Long Term Bond                     o PIMCO Global Bond (Unhedged)
o EQ/Lord Abbett Growth and Income      o ProFund VP Bear
o EQ/Lord Abbett Mid Cap Value          o ProFund VP Rising Rates Opportunity
o EQ/Marsico Focus                      o ProFund VP UltraBull
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Not all of these portfolios may be available in all states or all markets.


(1)     The "AXA Allocation" portfolios.



You may also allocate some or all of your Purchase Payments and fund value into our Guaranteed Interest Account with Market Value Adjustment, which is discussed later in this Prospectus.

Among the many terms of the Guaranteed Interest Account with Market Value Adjustment are:

o Guaranteed interest to be credited for specific periods (referred to as "Accumulation Periods").

o Three (3), five (5), seven (7), and ten (10) year Accumulation Periods are available. The one (1) year Accumulation Period is limited to the following states: Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas, and Washington.

o Interest will be credited for the entire Accumulation Period on a daily basis. Different rates apply to each Accumulation Period and are determined by the Company from time to time at its sole discretion.

o A market value adjustment may be charged if part or all of the Guaranteed Interest Account with Market Value Adjustment is surrendered or transferred before the end of the Accumulation Period.

o Potential purchasers should carefully consider the factors described in "Risk Factors" (pages 2-3) as well as the other information contained in this prospectus before allocating Purchase Payments or Fund Values to the Guaranteed Interest Account with Market Value Adjustment offered herein.

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These are only some of the terms of the Guaranteed Interest Account with Market Value Adjustment. Please read this prospectus carefully for more complete details of the contract.
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A Statement of Additional Information dated May 1, 2008 containing additional information about the contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request. You may request one by writing to our processing office located at MONY Life Insurance Company of America, Policyholder Services,100 Madison Street, Syracuse, New York 13202, or by telephoning 1-800-487-6669 or by accessing the SEC's website at www.sec.gov. The table of contents of the Statement of Additional Information can be found in the back of this prospectus.


The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                                          x01924

                                                                          MLA-CM

Table of contents
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1. SUMMARY OF THE CONTRACT                                                   1

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Definitions                                                                  1

Purpose of the Contract                                                      1

Purchase Payments and fund value                                             1
Minimum Purchase Payments                                                    1
MONY America Variable Account A                                              1
Guaranteed Interest Account with Market Value Adjustment                     2
The Accumulation Periods                                                     2
Crediting of interest                                                        2
The Market Value Adjustment                                                  2
Transfer of fund value                                                       3
Contract loans                                                               3
Surrender                                                                    3
Charges and deductions                                                       3
Right to return contract provision                                           3
Death benefit                                                                3
Fee tables                                                                   3
Example                                                                      4
Other contracts                                                              5
Condensed financial information                                              5



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2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                            6
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MONY Life Insurance Company of America                                       6
How to reach us                                                              6
MONY America Variable Account A                                              6



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3. THE FUNDS                                                                 8
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Purchase of portfolio shares by MONY America Variable
     Account A                                                              12



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4. DETAILED INFORMATION ABOUT THE CONTRACT                                  13

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Payment and allocation of Purchase Payments                                 13
Telephone/fax/web transactions                                              16
Disruptive transfer activity                                                17

Termination of the Contract                                                 18



i  Table of contents

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5. DESCRIPTION OF THE GUARANTEED INTEREST ACCOUNT WITH MARKET
   VALUE ADJUSTMENT                                                         19
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General                                                                     19

Guaranteed Interest Account with Market Value Adjustment                    19
Allocations to the Guaranteed Interest Account with
     Market Value Adjustment                                                19
Specified interest rates and the accumulation periods                       19
Surrenders, transfers or loans                                              21
The Market Value Adjustment                                                 21
Investments                                                                 22



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6. SURRENDERS                                                               23
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7. LOANS                                                                    24
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8. DEATH BENEFIT                                                            25
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Death benefit provided by the Contract                                      25

Enhanced death benefit options                                              25
Election and effective date of election                                     26
Payment of death benefit                                                    26



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9. CHARGES AND DEDUCTIONS                                                   27
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Deductions from Purchase Payments                                           27

Charges against Fund Value                                                  27
Deductions from Fund Value                                                  28




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10. ANNUITY PROVISIONS                                                      30
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Annuity payments                                                            30
Election and change of settlement option                                    30
Settlement options                                                          30
Frequency of annuity payments                                               31
Additional provisions                                                       31
Guaranteed Interest Account at annuitization                                31



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11. OTHER PROVISIONS                                                        32
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Ownership                                                                   32
Provision required by Section 72(s) of the Code                             32
Provision required by Section 401(a)(9) of the Code                         32
Secondary annuitant                                                         33
Assignment                                                                  33
Change of beneficiary                                                       33
Substitution of securities                                                  33
Changes to Contracts                                                        33
Change in operation of MONY America Variable Account A                      33



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12. VOTING RIGHTS                                                           35
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13. DISTRIBUTION OF THE CONTRACTS                                           36

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14. FEDERAL TAX STATUS                                                      38
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Introduction                                                                38
Taxation of annuities in general                                            38
Retirement plans                                                            39

Tax treatment of the Company                                                39




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15. ADDITIONAL INFORMATION AND INCORPORATION OF
    CERTAIN INFORMATION BY REFERENCE                                        40
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16. LEGAL PROCEEDINGS                                                       41
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17. FINANCIAL STATEMENTS                                                    42
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APPENDIX
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A -- Condensed financial information                                       A-1


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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
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                                                           Table of contents  ii

1. Summary of the Contract


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This summary provides you with a brief overview of the more important aspects of your Contract, including the Guaranteed Interest Account with Market Value Adjustment. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this summary and in your Contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by AXA Premier VIP Trust, Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and ProFunds. See applicable Fund prospectuses for more detailed information about the portfolios offered by the Funds.


DEFINITIONS


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Specialized terms will be defined on the page where they first appear enclosed in a box.
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PURPOSE OF THE CONTRACT


The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

The Contract is designed to allow an owner to make Purchase Payments to the Company under the Contract. Those Purchase Payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those Purchase Payments can accumulate for a period of time and create fund value for the owner. The owner can choose the length of time that such Purchase Payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon that accumulated fund value.

An owner may use the Contract's design to accumulate fund value for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under certain Sections of the Internal Revenue Code (the "Code"), Sections 401, 403 (other than Section 403(b)), 408, 408A and 457, for example. We no longer offer contracts to fund plans intended to be qualified under Sections 403 or 457 of the Code, but may accept Purchase Payments under existing contracts.

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QUALIFIED PLANS -- Retirement plans that may receive favorable tax treatment under certain Sections of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

NON-QUALIFIED CONTRACTS -- Contracts not issued under Qualified Plans.
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The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund value before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to Contracts issued in certain states. It may also be subject to income and other taxes.

As of January 31, 2005, we no longer offer this Contract. We will continue to accept Purchase Payments under existing Contracts.


PURCHASE PAYMENTS AND FUND VALUE

You may allocate your Purchase Payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The Purchase Payments you allocate among the various subaccounts of MONY America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the Purchase Payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the Purchase Payments you make will not lose value.



MINIMUM PURCHASE PAYMENTS

The minimum Purchase Payment for individuals varies depending upon the purchaser of the Contract and the method of paying the Purchase Payments. See "Payment and allocation of Purchase Payments."


Additional Purchase Payments may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract.") The Company may change this requirement in the future.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds.") Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

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FUND -- Any open-end management investment company or unit investment trust in which a subaccount invests.

OWNER -- The person so designated in the application to whom all rights, benefits, options and privileges apply while the Annuitant is living. If a Contract has been absolutely assigned, the assignee becomes the Owner.

PURCHASE PAYMENT -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

NET PURCHASE PAYMENT -- Purchase Payment less any applicable tax charges.
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1  Summary of the Contract

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at rates guaranteed by the Company for specified periods. (See "Description of the Guaranteed Interest Account with Market Value Adjustment.")

The Guaranteed Interest Account with Market Value Adjustment is designed to provide you with an opportunity to receive a guaranteed fixed rate of interest. You can choose the period of time over which the guaranteed fixed rate of interest will be paid. That period of time is known as the Accumulation Period.


The Guaranteed Interest Account with Market Value Adjustment is also designed to provide you with the opportunity to transfer part or all of the Guaranteed Interest Account with Market Value Adjustment to the Subaccounts available to you under the Contract. It is also designed to provide you with the opportunity to surrender part or all of the Guaranteed Interest Account with Market Value Adjustment before the end of the Accumulation Period. If you ask us to transfer or surrender part or all of the Guaranteed Interest Account, we may apply a market value adjustment ("MVA"). This adjustment may be positive, negative, or zero.


THE ACCUMULATION PERIODS

There are 4 different Accumulation Periods currently available: a 3-year Accumulation Period, a 5-year Accumulation Period, a 7-year Accumulation Period, and a 10-year Accumulation Period. Certain states limit contracts to a 1-year Accumulation Period. You may allocate initial or additional Purchase Payments made under the Contract to one or more Accumulation Periods. You may also ask us to transfer Fund Values from the Subaccounts available under the Contract to one or more of the Accumulation Periods. There is no minimum amount required for allocation or transfer to an Accumulation Period. (See "Allocations to the Guaranteed Interest Account with Market Value Adjustment.")


Each Accumulation Period starts on the Business Day that falls on, or next follows, the date on which allocations are made and Purchase Payments are received or Fund Values are transferred. Each Accumulation Period ends on the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period (the "Maturity Date"). This means that the Accumulation Period for a 3, 5, 7 or 10 year Accumulation Period may be up to 31 days shorter than 3, 5, 7 or 10 years, respectively. (See "Specified interest rates and the accumulation periods.")


CREDITING OF INTEREST

The Company will credit amounts allocated to an Accumulation Period with interest at an annual rate not less than 3.50%. This interest rate is referred to as the Specified Interest Rate. It will be credited for the duration of the Accumulation Period. Specified Interest Rates for each Accumulation Period are declared periodically at the sole discretion of the Company. (See "Specified interest rates and the accumulation periods.")

At least 15 days and at most 45 days prior to the Maturity Date of an Accumulation Period, Owners having Fund Values allocated to such Accumulation Periods will be notified of the impending Maturity Date. Owners will then have the option of directing the surrender or transfer (including transfers for the purpose of obtaining a Loan) of the Fund Value within 30 days before the end of the Accumulation Period without application of any MVA.

The Specified Interest Rate will be credited to amounts allocated to an Accumulation Period, so long as such allocations are neither surrendered nor transferred prior to the Maturity Date for the Allocation Period. The Specified Interest Rate is credited daily, providing an annual effective yield. (See "Specified interest rates and the accumulation periods.")


THE MARKET VALUE ADJUSTMENT

Amounts that are surrendered or transferred (including transfers for the purpose of obtaining a Loan) from an Accumulation Period more than 30 days before the Maturity Date will be subject to an MVA. An MVA will not apply upon payment of a death benefit upon the death of the annuitant. The MVA is determined through the use of a factor, which is known as the MVA Factor. This factor is discussed in detail in the section entitled "The Market Value Adjustment." The MVA could cause an increase or decrease or no change at all in the amount of the distribution from an Accumulation Period.

A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account with Market Value Adjustment in most states. A market value adjustment will not be imposed on contracts issued in the states of Maryland, the Commonwealth of Massachusetts, New Jersey, Oklahoma, Oregon, the Commonwealth of Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either


                                                      Summary of the Contract  2
a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period.

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FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account with Market Value Adjustment, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account with Market Value Adjustment or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for regular trading. A Business Day ends at 4:00 p.m. Eastern Time.

MONTHLY CONTRACT ANNIVERSARY -- The date of each month corresponding to the Effective Date of the Contract. For example, for a Contract with a June 15 Effective Date, the Monthly Contract Anniversary is the 15th of each month. If a Contract's Effective Date falls on the 29th, 30th or 31st day of a month, the Monthly Contract Anniversary will be the earlier of that day or the last day of the particular month in question.
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TRANSFER OF FUND VALUE

You may transfer Fund Value among the subaccounts and to or from the Guaranteed Interest Account with Market Value Adjustment. Transfers from the Guaranteed Interest Account with Market Value Adjustment may be subject to a Market Value Adjustment for contracts issued in certain states. Transfers may be made by telephone, facsimile or via the web if the proper form has been completed, signed, and received by the Company at its Operations Center. See the cover page for how to contact the Operations Center. (See "Transfers.")


CONTRACT LOANS

Under certain qualified contracts, you may borrow up to 50% of your Contract's Fund Value from the Company. Your Contract will be the only security required for the loan. Contracts issued to 401(k) plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's General Account.

We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's Fund Value.

SURRENDER

You may surrender all or part of the Contract at any time and receive its cash value while the Annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes and a 10% penalty tax if you are younger than 59-1/2 at the time of surrender. (See "Federal tax status.")

CHARGES AND DEDUCTIONS

The Contract provides for the deduction of various charges and expenses from the Fund Value of the Contract.

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

You have the right to examine the Contract when you receive it. You may return the Contract for any reason during the "right to return contract period" (usually within ten days from the day you receive it. You will receive a refund of the Purchase Payments received by the Company, less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

DEATH BENEFIT

If the Annuitant (and the Secondary Annuitant, if any) dies before the annuity starting date a death benefit will be payable to the Beneficiary. Under certain circumstances, an enhanced death benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See "Death benefit" and "Enhanced death benefit.")

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ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

ANNUITY STARTING DATE -- Attainment of age 95, or at the discretion of the
Owner of the Contract, a date that is at least ten years from the Effective
Date of the Contract.
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FEE TABLES


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, transfer Fund Value between investment options, or for Contracts funding 401(k) plans only, take a loan. A charge for taxes may also be deducted.


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 Owner Transaction Expenses:
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Maximum deferred sales load (surrender charge)
(as a percentage of Purchase Payments surrendered)                                         7.00%(1)
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Loan interest spread (effective annual rate)                                               2.50%(2)
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3 Summary of the Contract

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Maximum transfer charge                                                                    $  25(3)
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The next table describes the fees and expense that you will pay periodically during the time that you own the Contract, not including Fund portfolio company fees and expenses.


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Maximum annual contract charge                                                             $  50(4)
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 Separate Account Annual Expenses (as a percentage of average annual Fund Value in MONY America Variable Account A):
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Maximum mortality and expense risk fees                                                    1.35%(5)
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Total separate account annual expenses                                                     1.35%(5)
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(1) The surrender charge percentage, which reduces to zero, is determined under a surrender charge schedule. (See "Deductions from fund value -- Amount of surrender charge.) "The surrender charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against fund value -- Free partial surrender amount.")

(2) The loan interest spread is the difference between the amount of interest we charge on loans and the amount of interest we credit to amounts held in the loan account to secure loans.

(3) The transfer charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for Contracts issued in the states of South Carolina and Texas where it will not exceed $10). (See "Charges against fund value -- Transfer charge.")

(4) The annual contract charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). (See "Charges against fund value -- Annual contract charge.")

(5) The mortality and expense risk charge is deducted daily equivalent to a current annual rate of 1.35% (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of MONY America Variable Account A.


The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2007. You may pay portfolio company operating expenses periodically during the time that you own the Contract. Certain variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). More detail concerning each Fund portfolio company's fees and expenses is contained in the prospectus for each portfolio.




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 Total Annual Fund Portfolio Operating Expenses                                     Minimum        Maximum
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Expenses that are deducted from portfolio company assets, including manage-           0.27%          1.70%
ment fees, distributions and/or services fees (12b-1 fees), and other expenses
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EXAMPLE


This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses for the year ended December 31, 2007.


The example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. The example assumes the maximum contract charges and annual expenses of any of the Fund portfolios (before expense limitations) set forth in the previous charts. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. a. If you surrender your Contract at the end of the applicable time period (assuming maximum fees and expenses of any of the Fund portfolios):


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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $997                $1,653             $2,325             $3,818
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   b. If you surrender your Contract at the end of the applicable time period (assuming minimum fees and expenses of any of the Fund portfolios):


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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $863                $1,254             $1,659             $2,452
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2. a. If you do not surrender your Contract (assuming maximum fees and expenses of any of the Fund portfolios):



                                                       Summary of the Contract 4

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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $358                $1,088             $1,840             $3,818
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   b. If you do not surrender your Contract (assuming minimum fees and expenses of any of the Fund portfolios):


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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $215                $664               $1,139             $2,452
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3. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming maximum fees and expenses of any of the Fund portfolios):


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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $997                $1,088             $1,840             $3,818
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   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 3 or 3A (life income with annuity options) (assuming minimum fees and expenses of any of the Fund portfolios):


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     1 YEAR            3 YEARS            5 YEARS            10 YEARS
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    $863                $664               $1,139             $2,452
    ----------------------------------------------------------------------------


4. a. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming maximum fees and expenses of any of the Fund portfolios):


    ----------------------------------------------------------------------------
     1 YEAR            3 YEARS            5 YEARS            10 YEARS
    ----------------------------------------------------------------------------
    $997                $1,653             $2,325             $3,818
    ----------------------------------------------------------------------------


   b. If you annuitize your Contract and the proceeds are settled under Settlement Options 1, 2 or 4 (annuity income without life contingencies) (assuming minimum fees and expenses of any of the Fund portfolios):


    ----------------------------------------------------------------------------
     1 YEAR            3 YEARS            5 YEARS            10 YEARS
    ----------------------------------------------------------------------------
    $863                $1,254             $1,659             $2,452
    ----------------------------------------------------------------------------



For the purposes of the Fee Tables and the Example, we assume that the Contract is owned during the accumulation period. (See "Charges and Deductions.") On and after the annuity starting date, different fees and charges will apply.



OTHER CONTRACTS

We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through the same distributor. Upon request, your registered representative can show you information regarding other annuity contracts that he or she distributes. You can also contact us to find out more about any of MONY Life Insurance Company of America annuity contracts.


CONDENSED FINANCIAL INFORMATION


Please see Appendix A at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2007.



5 Summary of the Contract

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. AXA Equitable Financial Services, LLC,and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.



HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your Contract or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/ Fax/Web Transactions" for effective dates for processing telephone, Internet, and facsimile requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
For contract owner inquiries, write our Operations Center:
MONY Life Insurance Company
Policyholder Services
100 Madison Street
Syracuse, New York 13202


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------

Our automated voice response system is normally available 7 days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9:00 a.m. to 5:00 p.m., Eastern Time.



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------
If you are an AXA Advisors client, our Website is www.axaonline.com. All other clients may access EQAccess by visiting our other Website at www.axa-equitable.com. Our Websites provide access to account information and customer service. After enrolling and setting up a password, you can view account details, perform certain transactions, print customer service forms and find answers to Frequently Asked Questions (FAQs).

You can also change your allocation percentages, transfer among investment options, make a payment, and/or change your address (1) by toll-free phone, (2) over the Internet, through EQAccess, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or internet, see "Telephone/fax/web transactions" later in this prospectus.


MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A is a separate investment account of the Company. Presently, only Purchase Payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the General Account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. The assets of MONY America Variable Account A are, however, available to cover the liabilities of the Company's General Account to the extent that the assets of MONY America Variable Account A exceed the liabilities of the Contracts supported by it. The amount of some of our obligations under the Contracts is based on the assets in MONY America Variable Account A. However, the obligations themselves are obligations of the Company.

MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered


                               Who is MONY Life Insurance Company of America?  6
under the Investment Company Act of 1940 (the "1940 Act") and is registered and classified under that act as a "unit investment trust". The SEC, however, does not manage or supervise the Company or MONY America Variable Account A.
Although MONY America Variable Account A is registered, the Securities and Exchange Commission (the "SEC") does not monitor the activity of MONY America Variable Account A on a daily basis. The Company is not required to register, and is not registered, as an investment company under the "1940 Act". A unit investment trust is a type of investment company. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.


MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the EQ/Long Term Bond Subaccount invests solely in shares of the EQ Advisors Trust EQ/Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, we reserve the right, in compliance with the laws that apply, to establish additional subaccounts; eliminate subaccounts; combine any two or more subaccounts; transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any subaccount to another subaccount; restrict or eliminate any voting rights as to the MONY America Variable Account A; and cause one or more subaccounts to invest some or all of their assets in one or more other trusts or investment companies of MONY America Variable Account A if marketing needs, tax conditions, or investment conditions warrant. Future subaccounts may invest in other portfolios of the Funds or in other securities, as permitted by applicable law. Any new subaccounts may be made available to existing contracts on a basis to be determined by us. If any of these changes are made, we may, by appropriate endorsement, change the Contract to reflect the change.



7  Who is MONY Life Insurance Company of America?

3. The Funds

--------------------------------------------------------------------------------

Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. The Funds are registered with the SEC under the 1940 Act. The Funds, or any of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law. Not all Funds may be available in all states or in all markets.

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include fees; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable Life Insurance Company ("AXA Equitable"), the investment manager of the AXA Premier VIP Trust and EQ Advisors Trust. AXA Advisors, LLC, an affiliated broker-dealer of the Company, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this Contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your Contract. Please see "Payment and allocation of Purchase Payments" in "Detailed information about the Contract" for more information about your role in managing your allocations.

For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the investment manager or sub-adviser(s), as applicable, for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION*   Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE             Seeks a high level of current income.                      o AXA Equitable
 ALLOCATION*
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS        Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION*                 greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION*     Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS            Seeks long-term capital appreciation and current income    o AXA Equitable
 ALLOCATION*                 with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP       Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH
                                                                                        o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND, INC.
 -- INITIAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,    The fund seeks to match the total return of the Standard   o The Dreyfus Corporation (the index manager
 INC.                        & Poor's 500 Composite Stock Price Index.                    is Mellon Capital Management Corporation)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION         Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks to achieve capital appreciation and secondarily,     o BlackRock Investment Management, LLC
 EQUITY                      income.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds  8

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOND INDEX                Seeks to achieve a total return before expenses that       o Standish Mellon Asset Management
                             approximates the total return performance of the Lehman      Company, LLC
                             Brothers Aggregate Bond Index ("Index"), including rein-
                             vestment of coupon payments, at a risk level consistent
                             with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks to achieve a combination of growth and income to     o Boston Advisors, LLC
 INCOME                      achieve an above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks to achieve long-term capital appreciation.           o Calvert Asset Management Company, Inc.
 RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.              o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                          o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks to achieve long-term growth of capital.              o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                     o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                    o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES     Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                             through investment in the highest credit quality debt
                             obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                     o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND        Seeks to provide a high total return consistent with       o JPMorgan Investment Management Inc.
                             moderate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND            Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                             through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND    Seeks to achieve capital appreciation and growth of        o Lord, Abbett & Co., LLC
 INCOME                      income without excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE Seeks to achieve capital appreciation.                     o Lord, Abbett & Co., LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS             Seeks to achieve long-term growth of capital.              o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET              Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                             its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL         Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN         Seeks to achieve maximum real return consistent with       o Pacific Investment Management Company,
                             preservation of real capital and prudent investment man-     LLC
                             agement.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND       Seeks to achieve current income with reduced volatility of o BlackRock Financial Management, Inc.
                             principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH      Seeks to achieve long-term growth of capital appreciation  o T. Rowe Price Associates, Inc.
 STOCK                       and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME     Seeks to achieve total return through capital appreciation o UBS Global Asset Management
                             with income as a secondary consideration.                    (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------


9 The Funds

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP        Seeks to achieve capital growth.                           o Morgan Stanley Investment Management Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE    Seeks to provide above average current income and long-    o Morgan Stanley Investment Management Inc.
                             term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE CLASS SHARES
------------------------------------------------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO      Seeks long-term capital appreciation.                      o Fidelity Management Research Company
                                                                                          (subadvised by FMR Co., Inc. and Fidelity
                                                                                          Research and Analysis Company)
------------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 -- CLASS 2
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES   Seeks to maximize income while maintaining prospects       o Franklin Advisers, Inc.
 FUND                        for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS    Seeks long-term capital appreciation, with preservation    o Franklin Advisory Services, LLC
 SECURITIES FUND             of capital as an important consideration.
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN ZERO COUPON FUND    Seeks as high an investment return as is consistent with   o Franklin Advisers, Inc.
 2010                        capital preservation.
------------------------------------------------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 SERVICE SHARES
------------------------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO           Seeks long-term capital growth, consistent with preserva-  o Janus Capital Management LLC tion of capital and balanced by current income.
------------------------------------------------------------------------------------------------------------------------------------
FORTY PORTFOLIO**            Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO     Seeks long-term growth of capital.                         o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO   Seeks long-term growth of capital in a manner consistent   o Janus Capital Management LLC
                             with the preservation of capital.
------------------------------------------------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS -- SERVICE CLASS
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL           Seeks long-term capital appreciation by investing a sub-   o OppenheimerFunds, Inc.
 SECURITIES FUND/VA          stantial portion of its assets in securities of foreign
                             issuers, "growth-type" companies, cyclical industries and
                             special situations that are considered to have apprecia-
                             tion possibilities.
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE CLASS
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO        Seeks to maximize total return, consistent with preserva-  o Pacific Investment Management Company,
 (UNHEDGED)                  tion of capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP BEAR              Seeks daily investment results, before fees and expenses   o ProFund Advisors
                             that correspond to the inverse (opposite) of the daily
                             performance of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP RISING RATES      Seeks daily investment results, before fees and expenses,  o ProFund Advisors
 OPPORTUNITY                 that correspond to one and one-quarter times (125%)
                             the inverse (opposite) of the daily price movement of the
                             most recently issued 30-year U.S. Treasury Bond ("Long
                             Bond").
------------------------------------------------------------------------------------------------------------------------------------


                                                                   The Funds  10

------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Investment Manager (or Sub-Adviser(s), as
 Portfolio Name              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
 PROFUNDS -- INSURANCE
 SHARES
------------------------------------------------------------------------------------------------------------------------------------
PROFUND VP ULTRABULL         Seeks daily investment results, before fees and expenses,  o ProFund Advisors that correspond to twice (200%) the daily performance of
                             the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------



*    The "AXA Allocation" portfolios.

** Unlike the other Funds, the Janus Aspen Forty Portfolio is a non-diversified, open-end management investment company. A nondiversified Fund may hold a larger position in a smaller number of securities than a diversified Fund. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified Fund than a diversified Fund.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. SHARE CLASSES, WHERE APPLICABLE, ARE DEFINED IN THE CORRESPONDING FUND PROSPECTUS. THE PROSPECTUSES FOR THE FUND CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF FUND PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-487-6669.

Each Owner should periodically review their allocation of Purchase Payments and Fund Value among the subaccounts and the Guaranteed Interest Account with Market Value Adjustment in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the prospectus for each of the Funds.


11 The Funds

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

o collect charges under the Contracts;

o pay Cash Value on full surrenders of the Contract;

o fund partial surrenders;

o provide benefits under the Contracts; and

o transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

o reinvested immediately at net asset value in shares of that portfolio; and

o kept as assets of the corresponding subaccount.

--------------------------------------------------------------------------------
CASH VALUE -- The Contract's Fund Value, less (1) any applicable surrender charge, (2) any outstanding debt, and (3) any applicable market value adjustment.
--------------------------------------------------------------------------------

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance contracts. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance company separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding. Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict.

The Board of Directors or Trustees of each of the Funds monitors the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing mixed and shared funding conflicts to the Directors and Trustees of each of the relevant Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.


                                                                   The Funds  12

4. Detailed information about the Contract

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. There may be differences in your Contract, such as differences in fees, charges and benefits because of the state where we issued your Contract. We will include any such differences in your Contract.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS


ISSUANCE OF THE CONTRACT

Disclosure regarding contract issuance and minimum initial Purchase Payments is for informational purposes only. This Contract is no longer available to new purchasers.

The Contract is between you and the Company. The Contract is not an investment advisory account, and the Company is not providing any investment advice or managing the allocations under your Contract. In the absence of a specific written arrangement to the contrary, you as the owner of the Contract, have the sole authority to make investment allocations and other decisions under the Contract. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your Contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


Individuals who want to buy a Contract must:

(1)  Complete an application;

(2)  Personally deliver the application to

     (a) a licensed agent of the Company who is also a registered representative of AXA Advisors, LLC or AXA Distributors, LLC (together, the "Distributors") who act as the principal underwriters for the Contracts, or

     (b) a licensed agent who is also a registered representative of a broker dealer which had been authorized by the Distributors to sell the Contract; and

(3)  Pay the minimum initial Purchase Payment.

If we receive a completed application and all other information necessary for processing a purchase order at our Operations Center, we will apply your initial Purchase Payment no later than two Business Days after we receive the order. While attempting to finish an incomplete application, we may hold your initial Purchase Payment for no more than five Business Days. If an incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your Purchase Payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial Purchase Payment within two Business Days. We will apply any additional Purchase Payments you make on the Business Day we receive them at our Operations Center.

The Contract may be used with certain tax qualified plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the Qualified Plan. Accordingly, if you are purchasing this Contract, you should purchase it for its death benefit, annuity benefits, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the Contract is an appropriate investment for you.

The minimum initial Purchase Payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum initial Purchase Payment for each situation.

------------------------------------------------------------------------------------------------------------------------------------
 Use of Contract or Method of Making Purchase Payment                                 Minimum Initial Purchase Payment
------------------------------------------------------------------------------------------------------------------------------------
Individual retirement accounts and annuities under Section 408 of the Code (other than Simplified Employee Pensions), including Roth IRAs under Section 408A of the
Code                                                                                 $2,000
------------------------------------------------------------------------------------------------------------------------------------
Non-Qualified Contracts                                                              $2,000
------------------------------------------------------------------------------------------------------------------------------------
H.R. 10 plans (self-employed individuals' retirement plans under Section 401 of the
Code), certain corporate or association retirement plans, and Simplified Employee
Pensions under Section 408 of the Code                                               $  600
------------------------------------------------------------------------------------------------------------------------------------

13 Detailed information about the Contract

------------------------------------------------------------------------------------------------------------------------------------
Annuity purchase plans sponsored by certain tax-exempt organizations, governmental
entities and deferred compensation plans under Section 457 of the Code               $600
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Annualized rate of $600 (i.e., $600 per
                                                                                     year, $300 semiannually, $150 quarterly
Payroll deduction and automatic checking account withdrawal plans                    or $50 per month)
------------------------------------------------------------------------------------------------------------------------------------
Government Allotment Plans                                                           $50 per month
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.
--------------------------------------------------------------------------------

Additional Purchase Payments may be made at any time before the Annuity starting date as long as the Annuitant is living. However, for certain automatic payment plans, the smallest additional payment is $50. The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments for such plans. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that Payment, that would cause Cumulative Purchase Payments, less any partial surrenders and their surrender charges and market value adjustment, to exceed $1,500,000.

The Company reserves the right to reject an application for any reason permitted by law.

Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.50% per year if:

(1)  the Contract is issued by the Company, and

(2)  the Contract is delivered to the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner.

These amounts will be held in the General Account pending end of the right to return contract period. (See below.)

--------------------------------------------------------------------------------
EFFECTIVE DATE -- The date the contract begins as shown in the Contract.
--------------------------------------------------------------------------------

TAX-FREE "SECTION 1035" EXCHANGES


The Owner can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Similar rules may apply to changing the funding vehicle in a Qualified Plan. Before making the exchange, the Owner should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge on the old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, the Owner may have to pay federal income tax, and penalty taxes on the exchange. The Owner should not exchange another contract for this one unless he or she determines, after knowing all the facts, that the exchange is in the Owner's best interest and not just better for the person trying to sell the Owner this Contract (that person will generally earn a commission if the Owner buys this Contract through an exchange or otherwise).

RIGHT TO RETURN CONTRACT PROVISION

This information is no longer applicable, as these contracts are no longer available to new purchasers.

The Owner may return the Contract during the right to return contract period (usually within 10 days of the delivery date). The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to the Purchase Payments received by the Company less any partial surrender you made. During the right to return contract period, Purchase Payments will be retained in the Company's General Account and will earn interest at a rate not less than 3.50% per year. If you have not returned the Contract at the end of the right to return contract period, we transfer the Net Purchase Payments with interest to the subaccounts and/or the Guaranteed Interest Account.

For contracts issued in the State of Washington, an additional 10% penalty will be added to any Purchase Payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.


ALLOCATION OF PURCHASE PAYMENTS AND FUND VALUE


ALLOCATION OF PAYMENTS. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account with Market Value Adjustment. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the right to return contract period. The Net Purchase Payments will earn interest at a rate not less than 3.50% per year beginning on the later of:


(1)  the Effective Date of the Contract, or

(2)  the date the Payment is received at the Company's Operations Center.


Net Purchase Payments will continue to earn 3.50% annual interest until the right to return contract period expires. (See "Right to return contract provision" above.) After the right to return contract period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account with Market Value Adjustment according to the Owner's allocation instructions.

After the right to return contract period ends, under a non-automatic payment plan, if the Owner does not:


(1)  specify the amount to be allocated among subaccounts, or

(2)  specify the percentage to be allocated among subaccounts, or

                                     Detailed information about the Contract  14

(3)  the amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The percentage specified must not be less than 10% of the Net Purchase Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, facsimile or via the Web subject to the rules of the Company and its right to terminate or modify telephone, facsimile or via the Web allocation. The Company reserves the right to deny any telephone, facsimile or via the Web allocation request. (See "Telephone/fax/web transactions.") Any such change, whether made in writing or by telephone, facsimile or via the Web, will be effective within 7 days of the date we receive notice of the change.

Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 10% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.


CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of units. The number of units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

To determine the unit value of a subaccount on each Business Day, the Company takes the prior Business Day's unit value and multiplies it by the Net Investment Factor for the current Business Day. The Net Investment Factor is used to measure the investment performance of a subaccount from one Business Day to the next. The Net Investment Factor for each subaccount equals:

(1) the net asset value per share of each Fund held in the subaccount at the end of the current Business Day divided by

(2) the net asset value per share of each Fund held in the subaccount at the end of the prior Business day, minus

(3) the daily mortality and expense risk charge and any other applicable charges adjusted for the number of calendar days in the period.

The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.


CALCULATION OF GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT FUND
VALUE

Net Purchase Payments to be allocated to the Guaranteed Interest Account with Market Value Adjustment will be credited to the Accumulation Period chosen by the Owner on:

(1)  the date received at the Operations Center, or

(2) if the day Net Purchase Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily.



CALCULATION OF FUND VALUE


The Contract's Fund Value will reflect:

o The investment performance of the selected subaccount(s) of MONY America Variable Account A;

o Amounts credited (including interest) to the Guaranteed Interest Account with Market Value Adjustment;

o Any amount in the loan account;

o Any Net Purchase Payments;

o Any transfer charges;

o Any partial surrenders; and

o All contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account with Market Value Adjustment. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.


The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract.")


After amounts allocated to the subaccounts are transferred from the General Account to MONY America Variable Account A, on each Business Day, the Contract's Fund Value will be computed as follows:

(1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on that Business Day. This is done by multiplying the subaccount's unit value on that date by the number of subaccount units allocated to the Contract. The computation of the Contract's Fund Value in the subaccount is done before any other Contract transactions on that Business Day.

(2) Add any amount credited to the Guaranteed Interest Account with Market Value Adjustment before that Business Day. This amount is the aggregate of all Net Purchase Payments allocated to the Guaranteed Interest Account with Market Value Adjustment and:


15  Detailed information about the Contract

     o The addition of any interest credited.

     o Addition or subtraction of any amounts transferred.

     o Subtraction of any partial surrenders.


     o Subtraction of any contract charges, surrender charges, transfer charges, and any Market Value Adjustments

(3) Add the value held in the loan account to secure contract loans and interest credited on that day on that amount;


(4)  Add any Net Purchase Payment received on that Business Day;

(5) Subtract any partial surrender amount (reflecting any surrender charge and Market Value Adjustment) made on that Business Day;

(6) Subtract any annual contract charge and/or transfer charge deductible on that Business Day.

Regarding (1) above, for each subaccount we multiply the number of units credited to that subaccount by its unit value on that Business Day. The multiplication is done BEFORE the purchase or redemption of any units on that Business Day.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.


TRANSFERS. You may transfer the value of the Contract among the subaccounts after the right to return contract period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone, facsimile or via the web if you have proper authorization. (See "Telephone/fax/web transactions.") Transfers from a subaccount will be executed at the net asset value next calculated by the Company if the transfer instruction is received and acknowledged by 4:00 p.m., Eastern Time on a day on which the New York Stock Exchange is open for business. If the New York Stock Exchange is not open for business on the day of receipt, the transfer instruction will be executed at the net asset value calculated at the close of business on the first day thereafter on which the New York Stock Exchange is open for business. Such transfers are subject to the Company's rules and conditions for such privilege. Currently, there are no limitations on the number of transfers between subaccounts. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


Transfers among, to and from subaccounts may be postponed for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.


A transfer charge is not currently imposed on transfers. (See "Charges against fund value -- Transfer charge.") However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account with Market Value Adjustment Accumulation Period you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the right to return contract period and transfers made at the end of an Accumulation Period of amounts allocated to the Guaranteed Interest Account with Market Value Adjustment (see below) will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.


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EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.
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TRANSFERS INVOLVING THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT. Transfers may be made from the Guaranteed Interest Account with Market Value Adjustment at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a market value adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.


Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.


Please see "Payment and allocation of Purchase Payments" earlier in this section for more information about your role in managing your allocations.


TELEPHONE/FAX/WEB TRANSACTIONS

Prior allocation instructions may be changed or transfers requested by telephone, fax or via the web subject to the Company's guidelines (which we believe to be reasonable) and the Company's right to modify or terminate the telephone/fax/web privilege. The Company reserves the right to deny any telephone, fax or web request.

If all telephone lines are busy or the internet is not available (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone, fax or web allocation changes or transfers by telephone, fax or web. In such cases, an Owner would submit a written request.

We have adopted guidelines relating to changes of allocations and transfers by telephone, fax or the web which, among other things, outlines procedures designed to prevent unauthorized instructions. If the Owner does not follow these procedures :

(1) the Company shall not be liable for any loss as a result of following fraudulent telephone, fax or web instructions; and

(2) the Owner will, therefore, bear the entire risk of loss due to fraudulent telephone, fax or web instructions.


A copy of the guidelines and our form for electing telephone/facsimile transfer privileges is available from your financial professional or by calling us at 1-800-487-6669, Monday through Friday, 9 a.m. to 5 p.m., Eastern Time. Web transfer privileges and a copy of the guide-



                                     Detailed information about the Contract  16
lines and forms are available online at www.axaonline.com. The telephone or fax allocation and transfer privileges may also be elected by completing the telephone or fax authorization. The Company's form or a Contract application with a completed telephone or fax authorization must be signed and received at the Company's Operations Center before telephone or fax allocation instructions will be accepted. To elect web allocation and transfer privileges, you must log on to www.AXAonline.com, and register for online account access. This online application must be electronically signed and received by the Company via the internet before web transaction instructions will be accepted.

SPECIAL NOTE ON RELIABILITY. Please note that the internet and our telephone system may not always be available. Any system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transactions by writing our Operations Center.


DISRUPTIVE TRANSFER ACTIVITY


You should note that the Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The Contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.


Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

We currently require that any transfer request of $250,000 or more must be submitted in writing to our customer service office by U.S. mail (first class). Overnight mail is not permitted for those transfer requests. We measure the $250,000 threshold on a daily basis and combine transfer activities for all contracts with the same or related owner. We do not permit exceptions to this policy. We may change this policy, and any new or revised policy will apply to all contract owners uniformly.


We offer subaccounts with underlying portfolios that are part of the AXA Premier VIP Trust and EQ Advisors Trust, as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with AXA Premier VIP Trust and EQ Advisors Trust, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the Contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the Contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the proce-



17  Detailed information about the
Contract
dures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


TERMINATION OF THE CONTRACT


The Contract will remain in effect until the earlier of:

(1)  the date the Contract is surrendered in full,

(2)  the date annuity payments start,

(3) the Contract Anniversary on which, after deduction for any annual contract charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account with Market Value Adjustment remains in the Contract, or

(4)  the date the death benefit is payable under the Contract.

                                     Detailed information about the Contract  18

5. Description of the Guaranteed Interest Account with Market Value Adjustment

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GENERAL

The Guaranteed Interest Account with Market Value Adjustment is an allocation option available under the Contract. The Guaranteed Interest Account with Market Value Adjustment may not be available in every state jurisdiction.

The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are borne exclusively by the Company. The guarantees associated with the Guaranteed Interest Account with Market Value Adjustment are legal obligations of the Company. Fund Values allocated to the Guaranteed Interest Account with Market Value Adjustment are held in the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. The Company has sole investment discretion over the investment of the assets of its General Account. Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, however, will have no claim against any particular assets of the Company.

The Guaranteed Interest Account with Market Value Adjustment provides for a Specified Interest Rate, which is a guaranteed interest rate that will be credited as long as any amount allocated to the Guaranteed Interest Account with Market Value Adjustment is not distributed for any reason prior to the Maturity Date of the particular Accumulation Period chosen by the Owner. Generally, a 3-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over three years, a 5-year Accumulation Period offers guaranteed interest at a Specified Interest Rate over five years, and so on. Because the Maturity Date is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period, the Accumulation Period may be up to 31 days shorter than the 3, 5, 7 or 10 years, respectively.

Although the Specified Interest Rate will continue to be credited as long as Fund Value remains in an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that Accumulation Period, surrenders or transfers (including transfers to the Loan Account as a result of a request by the Owner for a Loan) will be subject to a Market Value Adjustment, as described below. Market Value Adjustments do not apply upon annuitization under Settlement Option 3 or 3A.

Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the Accumulation Period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to contracts issued in certain states.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

The Guaranteed Interest Account with Market Value Adjustment is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

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MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment for contracts issued in certain states.


ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Period starts on the Business Day that falls on, or next follows the date the Purchase Payment is transferred into the Guaranteed Interest Account with Market Value Adjustment and ends on the monthly contract anniversary immediately prior to the last day of that Period. (THE ACCUMULATION PERIOD IS LIMITED TO ONE YEAR FOR CONTRACTS ISSUED IN THE STATES OF MARYLAND, NEW JERSEY, OKLAHOMA, OREGON, SOUTH CAROLINA, TEXAS, WASHINGTON AND THE COMMONWEALTHS OF MASSACHUSETTS AND PENNSYLVANIA.)

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

GENERAL ACCOUNT -- The General Account of the Company which consists of all of the Company's assets other than those assets allocated to the Company's separate accounts.
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ALLOCATIONS TO THE GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

There are three sources from which allocations to the Guaranteed Interest Account with Market Value Adjustment may be made:

(1) an initial Purchase Payment made under a Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment;

(2) a subsequent or additional Purchase Payment made under a Contract may be partially or wholly allocated to the Guaranteed Interest Account with Market Value Adjustment; and

(3) amounts transferred from Subaccounts available under the Contract may be wholly or partially allocated to the Guaranteed Interest Account with Market Value Adjustment.

There is no minimum amount of any allocation of either Purchase Payments or transfers of Fund Value to the Guaranteed Interest Account with Market Value Adjustment. The 1-year Accumulation Period (which is limited to certain states in which there is no Market Value Adjustment), requires the Guaranteed Interest Account to have a minimum Fund Value of $2,500 when an allocation to said account is chosen.

SPECIFIED INTEREST RATES AND THE
ACCUMULATION PERIODS

SPECIFIED INTEREST RATES

The Specified Interest Rate, at any given time, is the rate of interest guaranteed by the Company to be credited to allocations made to the


19  Description of the Guaranteed Interest Account with Market Value Adjustment

Accumulation Period for the Guaranteed Interest Account with Market Value Adjustment chosen by the Owner, so long as no portion of the allocation is distributed for any reason prior to the Maturity Date of the Accumulation Period. Different Specified Interest Rates may be established for the four different Accumulation Periods which are currently available (3, 5, 7 and 10 years). (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)

The Company declares Specified Interest Rates for each of the available Accumulation Periods from time to time. Normally, new Specified Interest Rates will be declared monthly; however, depending on interest rate fluctuations, declarations of new Specified Interest Rates may occur more or less frequently. The Company observes no specific method in the establishment of the Specified Interest Rates, but generally will attempt to declare Specified Interest Rates which are related to interest rates associated with fixed-income investments available at the time and having durations and cash flow attributes compatible with the Accumulation Periods then available for the Guaranteed Interest Account with Market Value Adjustment. In addition, the establishment of Specified Interest Rates may be influenced by other factors, including competitive considerations, administrative costs and general economic trends. The Company has no way of predicting what Specified Interest Rates may be declared in the future and there is no guarantee that the Specified Interest Rate for any of the Accumulation Periods will exceed the guaranteed minimum effective annual interest rate of 3.50%. OWNERS BEAR THE RISK THAT THE SPECIFIED INTEREST RATE WILL NOT EXCEED THE GUARANTEED MINIMUM RATE.

The period of time during which a particular Specified Interest Rate is in effect for new allocations to the then available Accumulation Periods is referred to as the Investment Period. All allocations made to an Accumulation Period during an Investment Period are credited with the Specified Interest Rate in effect. An Investment Period ends only when a new Specified Interest Rate relative to the Accumulation Period in question is declared. Subsequent declarations of new Specified Interest Rates have no effect on allocations made to Accumulation Periods during prior Investment Periods. All such prior allocations will be credited with the Specified Interest Rate in effect when the allocation was made for the duration of the Accumulation Period selected.

Information concerning the Specified Interest Rates in effect for the various Accumulation Periods can be obtained by contacting an agent of the Company who is also a registered representative of AXA Advisors, LLC or by calling the following toll free telephone number: (800) 487-6669.

The Specified Interest Rate is credited on a daily basis to allocations made to an Accumulation Period elected by the Owner, resulting in an annual effective yield which is guaranteed by the Company, unless amounts are surrendered, transferred or paid out on death of Annuitant from that Accumulation Period for any reason prior to the Maturity Date for that Accumulation Period. The Specified Interest Rate will be credited for the entire Accumulation Period. If amounts are surrendered or transferred from the Accumulation Period for any reason prior to the Maturity Date, a Market Value Adjustment will be applied to the amount surrendered or transferred.

CREDITING OF INTEREST

The entire initial Purchase Payment always earns interest at a rate not less than 3.50% per year until the end of the right to return contract period. When the right to return contract period ends, the entire initial Purchase Payment plus interest earned is transferred to the selected subaccounts and/or Guaranteed Interest Account with Market Value Adjustment accumulation periods.

Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account with Market Value Adjustment will be credited with interest at the rate declared by the Company for the specified period selected. The Company guarantees that the rate credited will not be less than 3.50% annually (0.0094%, compounded daily). You bear the risk that we will not declare an annual interest rate in excess of 3.50% per year. If you allocate Purchase Payments (or transfer fund value) to the Guaranteed Interest Account with Market Value Adjustment, you will choose between Accumulation Periods of 3, 5, 7, or 10 years for Contracts issued in most states. The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Amounts you allocate to the Accumulation Period you select will receive this interest rate for the entire Accumulation Period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can (1) elect a new Accumulation Period of 3, 5, 7, or 10 years (except in certain states where the Accumulation Period is limited to a one year period) or (2) you may elect to transfer the amounts allocated to the expiring Accumulation Period to MONY America Variable Account A. If you make no election within 30 days of the end of an Accumulation Period, the entire amount allocated to the expiring Accumulation Period will automatically be held for an Accumulation Period of the same length. If that period will extend beyond the annuity starting date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.


ACCUMULATION PERIODS

For each Accumulation Period, the Specified Interest Rate in effect at the time of the allocation to that Accumulation Period is guaranteed. An Accumulation Period always ends on a Maturity Date, which is the Monthly Contract Anniversary immediately prior to the 3, 5, 7 or 10 year anniversary of the start of the Accumulation Period. Therefore, the Specified Interest Rate may be credited for up to 31 days less than the full 3, 5, 7 or 10 years. (The Accumulation Period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)

For example, if the Effective Date of a Contract is August 10, 2000 and an allocation is made to a 10 year Accumulation Period on August 15,


 Description of the Guaranteed Interest Account with Market Value Adjustment  20

2000 and the funds for a new Purchase Payment are received on that day, the Accumulation Period will begin on August 15, 2000 and end on August 10, 2010, during which period the Specified Interest Rate will be credited.

All Accumulation Periods for the 3, 5, 7, and 10 year Accumulation Periods, respectively, will be determined in a manner consistent with the foregoing example.


END OF ACCUMULATION PERIODS

At least fifteen days and at most forty-five days prior to the end of an Accumulation Period, the Company will send notice to the Owner of the impending Maturity Date. The notice will include the projected Fund Value held in the Accumulation Period on the Maturity Date and will specify the various options Owners may exercise with respect to the Accumulation Period:

(1) During the thirty-day period before the Maturity Date, the Owner may wholly or partially surrender the Fund Value held in that Accumulation Period without a Market Value Adjustment; however, Surrender Charges under the Contract, if applicable, will be assessed.

(2) During the thirty-day period before the Maturity Date, the Owner may wholly or partially transfer the Fund Value held in that Accumulation Period, without a Market Value Adjustment, to any Subaccount then available under the Contract or may elect that the Fund Value held in that Accumulation Period be held for an additional Accumulation Period of the same number of years or for another Accumulation Period of a different number of years which may at the time be available. A confirmation of any such transfer or election will be sent immediately after the transfer or election is processed.

(3) If the Owner does not make an election within thirty days follow ing the Maturity Date, the entire Fund Value held in the maturing Accumulation Period will be transferred to an Accumulation Period of the same number of years as the Accumulation Period which matured. The start of the new Accumulation Period is the ending date of the previous Accumulation Period. However, if that period would extend beyond the Annuity Starting Date of the Contract or if that period is not then made available by the Company, the Fund Value held in the maturing Accumulation Period will be automatically transferred to the Money Market Subaccount at the end of the Maturity Period. A confirmation will be sent immediately after the automatic transfer is executed.

During the thirty day period following the Maturity Date, and prior to any of the transactions set forth in (1), (2), or (3) above, the Specified Value held in the maturing Accumulation Period will continue to be credited with the Specified Interest Rate in effect before the Maturity Date.


SURRENDERS, TRANSFERS OR LOANS

When you as Owner request that Contract Fund Value from the Guaranteed Interest Account with Market Value Adjustment be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you should tell the Company the source by interest rate Accumulation Period of amounts you request be transferred, surrendered, loaned, or used to pay charges. If you do not specify an Accumulation Period, your transaction will be processed using the Accumulation Periods in which money was most recently allocated.


THE MARKET VALUE ADJUSTMENT


GENERAL INFORMATION REGARDING THE MVA

A surrender or transfer (including a transfer to the Loan Account as a result of a request by the Owner for a Loan) from the Guaranteed Interest Account with Market Value Adjustment prior to the Maturity Date of that particular Accumulation Period, will be subject to a Market Value Adjustment. A Market Value Adjustment will not apply upon annuitization under Settlement Option 3 or 3A, or upon payment of a death benefit. The Market Value Adjustment is determined by the multiplication of an MVA Factor by the Specified Value, or the portion of the Specified Value being surrendered or transferred (including transfers for the purpose of obtaining a Loan). The Specified Value is the amount of the allocation of Purchase Payments and transfers of Fund Value to an Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment, plus interest accrued at the Specified Interest Rate minus prior distributions. The Market Value Adjustment may either increase or decrease the amount of the distribution. It will not apply to requests for transfer or full or partial surrenders received at our administrative office within 30 days before the end of the applicable Accumulation Period.

The Market Value Adjustment is intended to approximate, without duplicating, the experience of the Company when it liquidates assets in order to satisfy contractual obligations. Such obligations arise when Owners request surrenders or transfers (including transfers for the purpose of obtaining a Loan). When liquidating assets, the Company may realize either a gain or a loss.

A market value adjustment can increase or decrease the amounts surrendered or transferred from the Guaranteed Interest Account with Market Value Adjustment depending on current interest rate fluctuations.

If prevailing interest rates are higher at the time of a surrender or transfer (including transfers for the purpose of obtaining a Loan) than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a loss when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the Market Value Adjustment under such circumstances will decrease the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).

Generally, if prevailing interest rates are lower than the Specified Interest Rate in effect at the time the Accumulation Period commences, the Company will realize a gain when it liquidates assets in order to process a surrender or transfer (including transfers for the purpose of obtaining a Loan); therefore, application of the MVA under such circumstances will generally increase the amount of the surrender or transfer (including transfers for the purpose of obtaining a Loan).


21  Description of the Guaranteed Interest Account with Market Value Adjustment

The Company measures the relationship between prevailing interest rates and the Specified Interest Rates it declares through the MVA Factor. The MVA Factor is described more fully below.


THE MVA FACTOR

The formula for determining the MVA Factor is:

                          [(1+a)/(1+b)]((n-t)/12) - 1

Where:

      a = the Specified Interest Rate for the Accumulation Period from which the surrender, transfer or loan is to be taken;

      b = the Specified Interest Rate declared at the time a surrender or transfer is requested for an Accumulation Period equal to the time remaining in the Accumulation Period from which the surrender or transfer (including transfer to the Loan Account as a result of a request by the Owner for a Loan) is requested, plus 0.25%;

      n = the Accumulation Period from which the surrender or trans fer occurs in months; and

      t = the number of elapsed months (or portion thereof) in the Accumulation Period from which the surrender or transfer occurs.

If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Accumulation Periods are not available, we will use the rate for the next available Accumulation Period.

If the Company is no longer declaring rates on new payments, we will use Treasury yields adjusted for investment risk as the basis for the Market Value Adjustment.

The MVA Factor shown above also accounts for some of the administrative and processing expenses incurred when fixed-interest investments are liquidated. This is represented in the addition of 0.25% in the MVA Factor.


The MVA Factor will be multiplied by that portion of the Specified Value being surrendered, transferred, or distributed for any other reason. If the result is greater than zero, a gain will be realized by the Owner; if less than zero, a loss will be realized. If the MVA Factor is exactly zero, no gain or loss will be realized by the Owner.



INVESTMENTS


Amounts allocated to the Guaranteed Interest Account with Market Value Adjustment are transferred to the General Account of the Company. Amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. This is unlike amounts allocated to the Subaccounts of the MONY America Variable Account A, which are not subject to the liabilities arising from the business the Company conducts.


The Company has sole investment discretion over the investment of the assets of the General Account. We will invest these amounts primarily in investment-grade fixed income securities including: securities issued by the U.S. Government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. Government; debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investor Services, Inc., Standard & Poor's Corporation, or any other nationally recognized rating service; mortgage-backed securities collateralized by real estate mortgage loans or securities collateralized by other assets, that are insured or guaranteed by the Federal Home Loan Mortgage Association, the Federal National Home Mortgage Association, or the Government National Mortgage Association, or that have an investment grade at the time of purchase within the four highest grades described above; commercial and agricultural mortgage loans; other debt instruments; commercial paper; cash or cash equivalents.

Variable annuity Owners having allocated amounts to a particular Accumulation Period of the Guaranteed Interest Account with Market Value Adjustment will not have a direct or indirect interest in these investments, nor will they have a claim against any particular assets of the Company. The overall investment performance of the General Account will not increase or decrease their claim against the Company.

There is no specific formula for establishing Specified Interest Rates. The Specified Interest Rates declared by the Company for the various Accumulation Periods will not necessarily correspond to the performance of any group of assets of the General Account. We will consider certain factors in determining these rates, such as regulatory and tax environment, sales commissions, administrative expenses borne by us, and competitive factors. The Company's management will make the final determination of these rates. However, the Specified Interest Rate will never be less than 3.50%.


 Description of the Guaranteed Interest Account with Market Value Adjustment  22

6. Surrenders

--------------------------------------------------------------------------------

The Owner may elect to make a surrender of all or part of the Contract's Fund Value provided it is:

o on or before the annuity payments start, and

o during the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operations Center.

The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less:

(1)  any applicable surrender charge,

(2)  any applicable Market Value Adjustment, and

(3)  any outstanding debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Cash Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any surrender charge or any applicable market value adjustment will be in addition to the amount requested by the Owner.


A surrender will result in the cancellation of units of the particular subaccounts and the withdrawal of amounts credited to the Guaranteed Interest Account Accumulation Periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any surrender charge and any applicable market value adjustment. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account with Market Value Adjustment Accumulation Period under the allocation specified by the Owner. The unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 10% of the partial surrender must be allocated to any subaccount or an Accumulation Period in the Guaranteed Interest Account with Market Value Adjustment designated by the Owner. The request will not be accepted if:


o there is insufficient Fund Value in the Guaranteed Interest Account with Market Value Adjustment or a subaccount to provide for the requested allocation against it, or

o the request is incomplete or incorrect.

Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania, to the extent the Owner allocates investments to the Guaranteed Interest Account, must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

The amount of any surrender or transfer payable from MONY America Variable Account A will be paid in accordance with the requirements of state insurance departments and the 1940 Act. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which:

(1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

(2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

(3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonably practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any surrender involving payment from amounts credited to the Guaranteed Interest Account with Market Value Adjustment may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender is received by the Company. Surrenders involving payment from the Guaranteed Interest Account with Market Value Adjustment may in certain circumstances and in certain states also be subject to a market value adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the settlement options of the Contract. (See "Annuity provisions".)

Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

The tax results of a surrender should be carefully considered. (See "Federal tax status".)

Please note: if mandated under applicable law, we may be required to reject a Purchase Payment. In addition, we may also be required to block an Owner's account and thereby refuse to honor any request for transfers, partial surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may be required to provide additional information about your account to government regulators.


23  Surrenders

7. Loans

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Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont) under which a loan can be taken using the Contract as collateral for the loan. All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:


o The term of the loan must be 5 years or less.

o Repayments are required at least quarterly and must be substantially level.

o The loan amount is limited to certain dollar amounts as specified by the IRS.


The Owner (Plan Trustee) must certify that these conditions are satisfied.


In any event, the maximum outstanding loan on a Contract is 50% of the Fund Value in the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment. Loans are not permitted before the end of the right to return contract period. In requesting a loan, the Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account with Market Value Adjustment are not taken until Fund Value in the subaccounts is exhausted. If Fund Value must be taken from the Guaranteed Interest Account with Market Value Adjustment in order to provide the Owner with the amount of the loan requested, the Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to the Owner.


Values are transferred to a loan account that earns interest at an annual rate of 3.50%. The annual loan interest rate charged on outstanding loan amounts will be 6%. If interest is not repaid each year, it will be added to the principal of the loan.

Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account with Market Value Adjustment using the most recent payment allocation on record. Otherwise, we will treat the payment as a Net Purchase Payment.

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LOAN -- Available under a Contract issued under Section 401(k) of the Code; subject to availability. To be considered a Loan: (1) the term must be no more than five years, (2) repayments must be at least quarterly and substantially level, and (3) the amount is limited to dollar amounts specified by the Code, not to exceed 50% of the Fund Value.

LOAN ACCOUNT -- A part of the General Account where Fund Value is held as collateral for a loan. An Owner may transfer Fund Value in the Subaccounts, and/or Guaranteed Interest Account with Market Value Adjustment to the Loan Account.
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                                                                       Loans  24

8. Death benefit

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DEATH BENEFIT PROVIDED BY THE CONTRACT

The Company will pay a death benefit to the Beneficiary if:

(1)  the Annuitant dies, and

(2)  the death occurs before the annuity payments start.

The amount of the death benefit will be the greater of:

(1) the Fund Value less any outstanding debt on the date of the Annuitant's death;

(2) the Purchase Payments paid, less any partial surrenders and their surrender charges and market value adjustment and less any outstanding debt; or

(3)  an enhanced death benefit.

If there are funds allocated to the Guaranteed Interest Account with market value adjustment at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no death benefit will be payable except as may be provided under the settlement option elected.

In general, on the death of an Owner who is not the Annuitant, amounts must be distributed from the Contract. (See "Provisions required by Section 72(s) of the Code" later in this prospectus.) We will impose applicable surrender charges. (See "Charges and deductions" later in this prospectus.)


ENHANCED DEATH BENEFIT OPTIONS

Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Owner may choose either enhanced death benefit -- 5 Year or enhanced death benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the enhanced death benefit -- 5 Year. If your Contract was issued on or before August 16, 2000, you may have elected the enhanced death benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Owners with these Contracts not making the election will retain the enhanced death benefit -- 5 Year.


ENHANCED DEATH BENEFIT -- 5 YEAR

On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the enhanced death benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the enhanced death benefit will be recalculated once on the 5th Contract anniversary. Thereafter the enhanced death benefit remains at its last value.


ENHANCED DEATH BENEFIT -- 1 YEAR


On the first Contract Anniversary and each subsequent Contract Anniversary prior to the Annuitant's 80th birthday, the enhanced death benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.



AMOUNT OF THE ENHANCED DEATH BENEFIT PAYABLE ON DEATH UNDER ENHANCED DEATH BENEFIT OPTIONS

The recalculated enhanced death benefit is equal to the greater of:

(1) the Fund Value on the date the enhanced death benefit is to be recalculated; and

(2) the current enhanced death benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the enhanced death benefit.

The enhanced death benefit payable under both enhanced death benefit options is the enhanced death benefit on the date of death of the Annuitant, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any outstanding debt.

In no event will the enhanced death benefit payable on death exceed 200% of:

o the total Purchase Payments reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments,), and less

o any outstanding debt.

The proportionate reduction for each partial surrender will be equal to:

(1) the amount of that partial surrender (including any surrender charges and applicable Market Value Adjustment assessed), divided by

(2)  the Fund Value immediately before that partial surrender, multiplied by,

(3)  the enhanced death benefit immediately before the surrender.


Once the last value is set for the enhanced death benefit, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after the Annuitant's age 65. The last value is set for the 1 Year option on the Contract Anniversary prior to the Annuitant's age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.


All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

The cost of an enhanced death benefit option is reflected in the mortality and expense risk charge.


25  Death benefit

ELECTION AND EFFECTIVE DATE OF ELECTION

The Owner may elect to have the death benefit of the Contract applied under one of four settlement options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place:

(1)  during the lifetime of the Annuitant, and

(2)  before the annuity payments start.

If no election of a settlement option for the death benefit is in effect on the date when proceeds become payable, the Beneficiary may elect:

(1)  to receive the death benefit in the form of a lump sum payment; or

(2)  to have the death benefit applied under one of the settlement options.

(See "Settlement options.") If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a lump sum payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the death benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.


PAYMENT OF DEATH BENEFIT

If the death benefit is to be paid in one sum to the Beneficiary, payment will be made within seven (7) days of the date:

(1)  the election becomes effective, or

(2)  the election is considered to become effective, and

(3)  due proof of death of the Annuitant is received.

The Company may be permitted to postpone such payment from amounts payable from MONY America Variable Account A under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Unless another election is made, the death benefit proceeds will be transferred to an interest bearing checking account. The Beneficiary may make partial or full withdrawals from such account through a checkbook provided to the Beneficiary.


                                                               Death benefit  26

9. Charges and deductions

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The following table summarizes the charges and deductions under the Contract (See "Summary of the Contract -- Fee tables" for more detailed information):


------------------------------------------------------------------------------------------------------------------------------------
 Deductions from Purchase Payments
------------------------------------------------------------------------------------------------------------------------------------
Tax charge                                                 Range for State and local -- 0% -- 3.50%(1).
                                                           Federal -- Currently 0% (Company reserves the right to charge in the future.)
------------------------------------------------------------------------------------------------------------------------------------
 Daily Deductions from MONY America Variable Account A
------------------------------------------------------------------------------------------------------------------------------------
Mortality & expense risk charge                            Maximum daily rate -- 0.003699%
Annual Rate deducted daily from average daily net assets   Maximum Annual rate -- 1.35%
------------------------------------------------------------------------------------------------------------------------------------
 Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Annual contract charge                                     Maximum of $50 ($30 in some states) on 30 days written notice
                                                           Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Transaction and other charges                              Maximum of $25
Transfer charge                                            Current charge is $0
------------------------------------------------------------------------------------------------------------------------------------
Surrender charge                                           See grading schedule and "Charges and deductions -- Charges
Grades from 7% to 0% of Fund Value surrendered based on a  against fund value" for details of how it is computed.
schedule.
------------------------------------------------------------------------------------------------------------------------------------
Loan interest spread                                       2.50%
------------------------------------------------------------------------------------------------------------------------------------


(1)  Company currently assumes responsibility; current charge to Owner 0%.

The following provides additional details of the charges and deductions under the Contract.

The amount of the charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PURCHASE PAYMENTS

Deductions may be made from Purchase Payments for a charge for state and local premium or similar taxes prior to allocation of any Net Purchase Payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future Purchase Payments. If the Company is going to make deductions for such tax from future Purchase Payments, it will give 30 days notice to each affected Owner.


CHARGES AGAINST FUND VALUE


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT A

MORTALITY AND EXPENSE RISK CHARGE. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of MONY America Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account
A. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. The mortality and expense risk charges will not be deducted from the Guaranteed Interest Account with Market Value Adjustment. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.


The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3.50% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

If the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its General Account. If the amount of the charge is inadequate, the Company will pay the difference out of its General Account.


27  Charges and deductions

DEDUCTIONS FROM FUND VALUE


ANNUAL CONTRACT CHARGE. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.


The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from AXA Equitable and such other sources as may be available.


Currently, there is no annual contract charge. The Company may in the future impose an annual contract charge. The charge will never, however, exceed $50. The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the Contract Anniversary, starting on the first Contract Anniversary.


If imposed, the annual contract charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the annual contract charge.


TRANSFER CHARGE. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account with Market Value Adjustment and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract Year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account with Market Value Adjustment from which the first transfer is made.

SURRENDER CHARGE. A contingent deferred sales charge (called a "surrender charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the Contract.


The surrender charge will never exceed 7% of total Fund Value. The surrender charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from MONY America Variable Account A to cover mortality and expense risks borne by the Company. (See "Charges against fund value -- Mortality and expense risk charge.")


We impose a surrender charge when a full or partial surrender is made during the first eight (8) Contract Years, except as provided below.


A surrender charge will not be imposed:

(1)  Against Fund Value surrendered after the eighth Contract Year.

(2) To the extent necessary to permit the Owner to obtain an amount equal to the free partial surrender amount (See "Free partial surrender amount").

(3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement options"). The elimination of a Surrender Charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate surrender charge exceed 7% of the Fund Value. Further, in no event will the surrender charges imposed, when added to any surrender charges previously paid on the Contract, exceed 9% of aggregate Purchase Payments made to date for the Contract.

The Owner may specify whether he/she wants the surrender charge to be deducted from the amount requested for surrender or the Fund Value remaining. If not specified or if the Fund Value remaining is not sufficient, then the surrender charge will be deducted from the amount requested for surrender. If it is specified that the surrender charge will come from the remaining Fund Value and it is sufficient, then the Company will determine the appropriate amount to be surrendered in order to pay the surrender charge. Any surrender charge will be allocated against the Guaranteed Interest Account with Market Value Adjustment and each subaccount of MONY America Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

If any surrender from the Guaranteed Interest Account with Market Value Adjustment occurs prior to the Maturity Date for any particular Accumulation Period elected by the Owner, the amount surrendered will be subject to a Market Value Adjustment in addition to Surrender Charges.

No surrender charge will be deducted from Death Benefits except as described in "Death benefit."


If The MONYMaster variable annuity contract issued by MONY Life Insurance Company of America has been exchanged for this Contract, a separate effective date was assigned to this Contract by endorsement for purposes of determining the amount of any surrender charge. The surrender charge effective date of this Contract with the endorsement is the effective date of The MONYMaster variable annuity contract. Your agent can provide further details.


A separate surrender charge effective date does not apply in states where the endorsement has not been approved. We reserve the right to disallow exchanges for this Contract at any time.


                                                      Charges and deductions  28

AMOUNT OF SURRENDER CHARGE. The amount of the surrender charge is equal to a varying percentage of Fund Value during the first 8 Contract Years. The percentage is determined by multiplying the surrender charge percentage for the Contract Year by the amount of Fund Value requested as follows:


--------------------------------------------------------------------------------
 Surrender Charge Percentage Table
--------------------------------------------------------------------------------
Contract Year                  Surrender Charge (as a
                               percentage of Fund Value
                               surrendered)
--------------------------------------------------------------------------------
1                              7%
--------------------------------------------------------------------------------
2                              7
--------------------------------------------------------------------------------
3                              6
--------------------------------------------------------------------------------
4                              6
--------------------------------------------------------------------------------
5                              5
--------------------------------------------------------------------------------
6                              4
--------------------------------------------------------------------------------
7                              3
--------------------------------------------------------------------------------
8                              2
--------------------------------------------------------------------------------
9 (or more)                    0
--------------------------------------------------------------------------------

The amount of the surrender charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" for further details.)

FREE PARTIAL SURRENDER AMOUNT. The surrender charge may be reduced by using the free partial surrender amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:


(1) For Qualified Contracts, (other than contracts issued for IRA and SEP-IRA), an amount each Contract Year up to the greater of:


     (a)  $10,000 (but not more than the Contract's Fund Value), or

     (b) 10% of the Contract's Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested).


(2) For Non-Qualified Contracts (and contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value at the beginning of the Contract Year (except, if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the first surrender is requested) may be received in each Contract Year without a surrender charge.


Free partial surrenders may only be made to the extent Cash Value in the subaccounts and/or Guaranteed Interest Account is available. For example, the Fund Value in MONY America Variable Account A could decrease (due to unfavorable investment experience) after part of the 10% was withdrawn. In that case it is possible that there may not be enough Cash Value to provide the remaining part of the 10% free partial surrender amount.

Contract Fund Value here means the Fund Value in the subaccounts (and the Guaranteed Interest Account with Market Value Adjustment not the Loan Account). This reduction of surrender charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. (See "Guaranteed Interest Account with Market Value Adjustment -- Surrenders" and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.)


TAXES

Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal tax status".)


INVESTMENT ADVISORY FEE


Each portfolio in which the MONY America Variable Account A invests incurs certain fees and charges. To pay for these fees and charges, the portfolio makes deductions from its assets. Certain portfolios available under the Contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. The portfolio expenses are described more fully in each Fund prospectus.

We sell the Contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the Contracts. You do not directly pay these commissions, we do. We intend to recover commissions, marketing, administrative and other expenses and the cost of Contract benefits through the fees and charges imposed under the Contracts. (See "Distribution of the Contracts" for more information.)



29  Charges and deductions

10. Annuity provisions

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ANNUITY PAYMENTS

Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be:

(1)  no earlier than the 10th Contract Anniversary, and

(2)  no later than the Contract Anniversary after the Annuitant's 95th birthday.


The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

(1)  Advanced to a date that is not earlier than the 10th Contract Anniversary.

(2)  Deferred from time to time by the Owner by written notice to the Company.

The date when annuity payments start will be advanced or deferred if:

(1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

(2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

When annuity payments begin, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any tax charge which may be imposed, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed when annuity payments begin) will be applied to provide an annuity.

A supplementary contract will be issued when proceeds are applied to a settlement option. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the settlement option elected.

For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.


ELECTION AND CHANGE OF SETTLEMENT OPTION

During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect:

o one or more of the settlement options described below, or

o another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

Settlement options may also be elected by the Owner or the Beneficiary as provided in the "Death benefit" and "Surrenders" sections of this prospectus. (See "Death benefit" and "Surrenders").

Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.


SETTLEMENT OPTIONS

Proceeds settled under the settlement options listed below or otherwise currently available will not participate in the investment experience of the MONY America Variable Account A. Unless you select Settlement Option 1, the settlement option may not be changed once payments begin.

SETTLEMENT OPTION 1 -- INTEREST INCOME: Interest on the proceeds at a rate (not less than 2.75% per year) set by the Company each year. The Option will continue until the earlier of the date that the payee dies or the date you elect another settlement option. Under certain contracts, this option is not available if the Annuitant is the payee.

SETTLEMENT OPTION 2 -- INCOME FOR SPECIFIED PERIOD: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

SETTLEMENT OPTION 3 -- SINGLE LIFE INCOME: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

SETTLEMENT OPTION 3A -- JOINT LIFE INCOME: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

SETTLEMENT OPTION 4 -- INCOME OF SPECIFIED AMOUNT: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75% per year.

The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000


                                                          Annuity provisions  30
applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Settlement Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.50% interest per year.

Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.


FREQUENCY OF ANNUITY PAYMENTS

At the time the settlement option is chosen, the payee may request that it be paid:

o Quarterly:

o Semiannually: or

o Annually

If the payee does not request a particular installment payment schedule, the payments will be made in monthly installments. However, if the net amount available to apply under any settlement option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.


ADDITIONAL PROVISIONS

The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the settlement option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company requires proof satisfactory to it that such condition has been met.

The Contracts described in this prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

The Contract is incontestable from its date of issue.


GUARANTEED INTEREST ACCOUNT AT ANNUITIZATION

On the Annuity Starting Date, the Contract's Cash Value, including the Cash Value of all Accumulation Periods of the Guaranteed Interest Account with Market Value Adjustment, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. No Market Value Adjustment will apply at annuitization if the owner elects Settlement Option 3 or 3A. For more information about annuitization and annuity options, please refer to the Contract.


31  Annuity provisions

11. Other provisions

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OWNERSHIP

The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

(1)  a change in Owner is requested, or

(2)  a Successor Owner becomes the Owner.

The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be:

(1)  made in writing, and

(2)  received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax adviser prior to changing Owners.

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SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.
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PROVISION REQUIRED BY SECTION 72(S) OF THE CODE


The interest under a Non-Qualified Contract must be distributed within five years after the Owner's death if:

(1)  the Owner dies

     (a)  before the start of annuity payments, and

     (b)  while the Annuitant is living; and

(2) that Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

The surrender proceeds may be paid over the life of the Successor Owner if:

(1)  the Successor Owner is the Beneficiary, and

(2)  the Successor Owner chooses that option.

Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract.

However, under the terms of the Contract, if the spouse is not the Successor
Owner:

(1)  the Contract will be surrendered as of the date of death, and

(2)  the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(A)(9) OF THE CODE

The entire interest of a Qualified Plan participant in the Contract generally will begin to be distributed no later than the required beginning date. For this purpose "Qualified Plans" include those intended to qualify under Sections 401 and 408 of the Code. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70-1/2. The interest is distributed:

(1)  over the life of such Participant, or

(2)  the lives of such Participant and designated Beneficiary.

If (i) required minimum distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as rapid as that used as of the date of the Participant's death. The Contract generally will be surrendered as of the Participant's death if:

(1)  the Participant dies before the start of such distributions, and

(2)  there is no designated Beneficiary.

The surrender proceeds generally must be distributed within 5 years after the date of death. But, the surrender proceeds may be paid over the life of any designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the December 31 following the Participant's death. If the designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the December 31 following the date on which the Participant would have attained age 70-1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan. Although the lifetime required minimum distribution rules do not apply to Roth IRAs under Section 408A of the Code, the post-death distribution rules apply.


It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. The Owner should consider the effect of recent revisions to the distribution rules which could increase the minimum distribution amount required from annuity contracts funding Qualified Plans where certain additional benefits are purchased under the Contract, such as enhanced death benefits. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits.



                                                            Other provisions  32

The Owner may want to consult a tax advisor concerning the potential application of these complex rules before purchasing this annuity Contract or purchasing additional features under this annuity Contract.


SECONDARY ANNUITANT

Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuity payments begin, either:

(1)  in the application for the Contract, or

(2) after the Contract is issued, by written notice to the Company at its Operations Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to:

(1)  any payment made by the Company, or

(2) action taken by the Company before the receipt of the notice at the Company's Operations Center.

You cannot change the Secondary Annuitant, but you can delete the Secondary Annuitant.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

(1) the death of the Annuitant must have occurred before the Annuity starting date;

(2)  the Secondary Annuitant is living on the date of the Annuitant's death;

(3) if the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

(4) if the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

EFFECT OF SECONDARY ANNUITANT'S BECOMING THE ANNUITANT. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the successor Beneficiary on the date of death. If there was no successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

The Owner may assign the Contract. However, the Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

Because an assignment may be a taxable event, a Owner should consult a competent tax adviser before assigning the Contract.


CHANGE OF BENEFICIARY

So long as the Contract is in effect the Owner may change the Beneficiary or successor Beneficiary. A change is made by submitting a written request to the Company at its Operations Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.


SUBSTITUTION OF SECURITIES

The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if:

(1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

(2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.


The new portfolios may have higher fees and charges than the ones they replaced, and not all portfolios may be available to all classes of contracts. We will notify you before we substitute securities in any subaccount, and, to the extent required by law, we will obtain prior approval from the Securities and Exchange Commission and the Arizona Insurance Department. We also will obtain any other required approvals (See "Who is MONY Life Insurance Company of America -- MONY America Variable Account A" for more information about changes we may make to the subaccounts).



CHANGES TO CONTRACTS


The Company reserves the right, subject to compliance with laws that apply, to unilaterally change your Contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the Contract must be in writing and made by our authorized officer. We will provide notice of any contract change.



CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the


33  Other provisions

1940 Act in the event the registration is no longer required, or MONY America Variable Account A may be combined with any of other subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.


                                                            Other provisions  34

12. Voting rights

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All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares.


To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to contract owners).

We will determine the number of votes which you have the right to cast by applying your percentage interest in a subaccount to the total number of votes attributable to that subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in a subaccount for which we received no timely instructions in proportion to the voting instructions which we received for all contracts participating in that subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a Fund calls a shareholder's meeting, each person having a voting interest in a subaccount will receive proxy voting material, reports, and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares.


35  Voting rights

13. Distribution of the Contracts

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The Contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of the securities issued with respect to MONY America Variable Account A.+ The offering of the Contracts is intended to be continuous.


AXA Advisors, and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other of the Company's life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.

The Contracts are sold by financial professionals of AXA Advisors and its affiliates. The Contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").


The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial professionals or Selling broker-dealers. Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial professionals as commissions related to the sale of the Contracts.

Sales compensation paid by the Company to the Distributors will generally not exceed 6.50% of the total Purchase Payments made under the Contracts, plus, starting in the second Contract Year, up to 0.25% of the Fund Value of the Contracts. The Distributors, in turn, may pay their financial professionals and/or Selling broker-dealers either all or a portion of the sales compensation that they receive. The sales compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company and/or its products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or Purchase Payments attributable to Contracts sold through a Selling broker-dealer or such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the Contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of the Company's products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensa- tion of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of the FINRA, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on



----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.


                                               Distribution of the Contracts  36
facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products, which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any sales compensation paid by the Company to the Distributors will not result in any separate charge to you under your Contract. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



37  Distribution of the Contracts

14. Federal tax status

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INTRODUCTION

The Contract described in this prospectus is designed for use in connection with certain types of Qualified Plans and on a nonqualified basis. The ultimate effect of federal income taxes on

o the value of the Contract's Fund Value,

o annuity payments,

o death benefit, and

o economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

o the type of retirement plan for which the Contract is purchased, and

o the tax and employment status of the individual concerned.


The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. These federal income tax laws may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any legislation will actually be proposed or enacted. Any person considering the purchase of a contract should consult a qualified tax adviser. Additional information of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.



TAXATION OF ANNUITIES IN GENERAL


The Contract described in this prospectus is designed for use in connection with Qualified Plans and on a nonqualified basis. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Contracts if the Owner is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made under a contract are generally taxable to the Annuitant as ordinary income except to the extent of:


o Participant after-tax contributions (in the case of Qualified Plans), or

o Owner contributions (in the case of Non-Qualified Contracts).

Owners, Annuitants, and Beneficiaries should seek advice from their own tax advisers about the tax consequences of distributions, withdrawals and payments under Non-Qualified Contracts and under any Qualified Plan in connection with which the Contract is purchased. For Qualified Contracts, among other things individuals should discuss with their tax advisors are the "required minimum distribution rules" which generally require distributions to be made after age 70-1/2 and after death, including requirements applicable to the calculation of such required distributions from annuity contracts funding Qualified Plans.

Federal tax law imposes requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include, but are not limited to, transfers, including gratuitous transfers, and pledges of the contract are treated the same as distributions. Distributions from all annuity contracts issued during any calendar year by the same company (or an affiliate) to the Owner (other than those issued to qualified retirement plans) in the same year will be treated as distributed from one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules affects Qualified Plans.


The Company will withhold and remit to the United States Government and, where applicable, to state and local governments, part of the taxable portion of each distribution made under a contract unless the Owner or Annuitant


(1)  provides his or her taxpayer identification number to the Company, and

(2)  notifies the Company that he or she chooses not to have amounts withheld.

Distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

(1) Part of a series of substantially equal periodic payments (at least annually) for

     (a)  the participant's life or life expectancy,

     (b) the joint lives or life expectancies of the participant and his/ her beneficiary,

     (c)  or a period certain of not less than 10 years;

(2)  Required minimum distributions; or

(3)  Qualifying hardship distributions.

The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including an IRA. A direct rollover transfer to the new plan can be made only in accordance with the terms of the old plan.

Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.


                                                          Federal tax status  38

RETIREMENT PLANS


Aside from Contracts purchased on a non-qualified basis the Contract described in this prospectus currently is designed for use with the following types of retirement plans:


(1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

(2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to
     Section 408(k);

(3)  Roth IRAs permitted by Section 408A of the Code; and

(4) Deferred compensation plans provided by certain governmental entities and tax-exempt organizations under Section 457.

The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.



TAX TREATMENT OF THE COMPANY


Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.


39  Federal tax status

15. Additional information and incorporation of certain information by reference

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This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission, or by accessing the SEC's website at www.sec.gov.

For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes applicable financial statements), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Guaranteed Interest Account with Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Guaranteed Interest Account with Market Value Adjustment.


The Company's annual report on Form 10-K for the year ended December 31, 2007 is hereby incorporated into this prospectus by reference. Please refer to Form 10-K for a description of the Company and its business, including financial statements. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company's Annual Report on Form 10-K for the year ended December 31, 2007 is considered to be a part of this prospectus because it is incorporated by reference.


Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000835357. The SEC maintains a Web site that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered, a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to MONY Life Insurance Company of America, 1290 Avenue of the Americas, New York, New York 10104, Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.

Additional information and incorporation of certain information by reference  40

16. Legal proceedings

--------------------------------------------------------------------------------

MONY Life Insurance Company of America and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in MONY America Variable Account A, nor would any of these proceedings be likely to have a material adverse effect upon MONY America Variable Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.



41  Legal proceedings

17. Financial statements

--------------------------------------------------------------------------------

The audited financial statements of MONY America Variable Account A and the Company are set forth in the Statement of Additional Information.


These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



                                                        Financial statements  42

Appendix A -- Condensed financial information

--------------------------------------------------------------------------------

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES


------------------------------------------------------------------------------------------------------------------------------------
                                                                              Unit Value
------------------------------------------------------------------------------------------------------------------------------------
                                      Dec 31,   Dec 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
              Subaccount               2007      2006       2005       2004       2003       2002       2001       2000      1999
------------------------------------------------------------------------------------------------------------------------------------
All Asset Allocation                   $10.90    $10.57   $ 9.73     $ 9.37     $ 8.75     $ 7.34     $ 9.44     $10.42     $10.75
AXA Aggressive Allocation               10.01        --       --         --        --         --         --          --         --
AXA Conservative Allocation             10.34        --       --         --        --         --         --          --         --
AXA Conservative-Plus Allocation        10.21        --       --         --        --         --         --          --         --
AXA Moderate Allocation                 10.20        --       --         --        --         --         --          --         --
AXA Moderate-Plus Allocation            10.13        --       --         --        --         --         --          --         --
Dreyfus Stock Index Fund, Inc.          10.69     10.30     9.04       8.75      8.01       6.33       8.26        8.68      10.66
EQ/BlackRock Basic Value Equity         12.19     12.21    10.24         --        --         --         --          --         --
EQ/Bond Index                           13.37     12.70    12.40      12.45     12.42      12.19      11.30       10.63       9.90
EQ/Boston Advisors Equity Income        14.85     14.51    12.68      12.10     10.41       8.33       9.90       10.77      10.70
EQ/Calvert Socially Responsible          8.66      7.80       --         --        --         --         --          --         --
EQ/Capital Guardian Research             9.69        --       --         --        --         --                     --         --
EQ/Caywood-Scholl High Yield Bond       14.79     14.58    13.69      13.51     12.48      10.32      10.30        9.81      10.25
EQ/FI Mid Cap                           16.77        --       --         --        --         --         --          --         --
EQ/GAMCO Mergers and Acquisitions       13.20     12.93    11.69      11.33     10.90         --         --          --         --
EQ/GAMCO Small Company Value            25.61     23.75    20.26      19.68     16.50      12.17      13.59        9.98      12.94
EQ/Government Securities                12.83     12.19    11.92      11.93     11.93      11.89      11.30       10.71       9.92
EQ/International Growth                 14.55     12.69    10.24       9.18      8.84       6.85       8.61        9.31      14.82
EQ/JPMorgan Core Bond                   13.32     13.06       --         --        --         --         --          --         --
EQ/Long Term Bond                       14.63     13.78    13.68      13.46     12.64      12.22      10.86       10.86       9.07
EQ/Lord Abbett Growth and Income        14.19     13.86       --         --        --         --         --          --         --
EQ/Lord Abbett Mid Cap Value            15.11     15.19       --         --        --         --         --          --         --
EQ/Marsico Focus                        12.85     11.42    10.58         --        --         --         --          --         --
EQ/Money Market                         10.77     10.40    10.07         --        --         --         --          --         --
EQ/Montag & Caldwell Growth             12.04     10.10     9.49       9.12      8.88       7.69      10.15        9.30      12.94
EQ/PIMCO Real Return                    12.26     11.14    11.25      11.31     10.94      10.50         --          --         --
EQ/Short Duration Bond                  10.71     10.31    10.05      10.05     10.02         --         --          --         --
EQ/T Rowe Price Growth Stock            10.32      9.75    10.30      10.04      8.96       5.94       8.53        9.28      11.39
EQ/UBS Growth and Income                13.04     13.06    11.60      10.79      9.66       7.67      10.50        9.73      12.13
EQ/Van Kampen Mid Cap Growth            18.21        --       --         --        --         --                     --         --
EQ/Van Kampen Real Estate               21.12        --       --         --        --         --                     --         --
Fidelity VIP Contrafund(R)              16.57     14.29    12.98      11.26      9.90       7.81       8.74        8.83      10.99
Franklin Income Securities              16.15     15.78    13.53      13.49     12.01         --         --          --         --
Franklin Rising Dividends Securities    14.89     15.51    13.42      13.15     12.01         --         --          --         --
Franklin Zero Coupon 2010               10.76     10.06     9.96       9.97      9.67         --         --          --         --
Janus Aspen Series Balanced             14.08     12.91    11.82      11.10     10.37       9.21       9.98       10.01      11.00
Janus Aspen Series Forty                15.05     11.14    10.32       9.27      7.95       6.68       8.03        8.32      12.89
Janus Aspen Series Mid Cap Growth       10.97      9.11     8.13       7.33      6.16       4.62       6.50        7.33      16.22
Janus Aspen Series Worldwide Growth     10.83     10.02     8.59       8.22      7.95       6.50       8.85        7.51      13.91
Multimanager Small Cap Growth           18.99     18.57    17.07      16.08     14.49      11.93      15.92        8.96      16.69
Oppenheimer Global Securities           21.96     20.98    18.12      16.10     13.73         --         --          --         --
PIMCO Global Bond (Unhedged)            14.57     13.46    13.04      14.15     12.97      11.49         --          --         --
ProFund VP Bear                          6.31      6.36     6.97       7.16      8.09         --         --          --         --
ProFund VP Rising Rates Opportunity      7.92      8.46     7.79       8.57      9.75         --         --          --         --
ProFund VP UltraBull                    19.74     19.84    16.34      16.14     13.96         --         --          --         --
------------------------------------------------------------------------------------------------------------------------------------




A-1 Appendix A -- Condensed financial information

-------------------------------------------------------------------------------------------
                                                        Units Outstanding
-------------------------------------------------------------------------------------------
                                         Dec. 31,     Dec. 31,      Dec. 31,      Dec. 31,
                Subaccount                 2007         2006          2005         2004
-------------------------------------------------------------------------------------------
All Asset Allocation                    5,513,287    7,300,951     9,232,209    11,109,364
AXA Aggressive Allocation                  23,678           --            --            --
AXA Conservative Allocation                25,364           --            --            --
AXA Conservative-Plus Allocation           84,997           --            --            --
AXA Moderate Allocation                   235,127           --            --            --
AXA Moderate-Plus Allocation               44,505           --            --            --
Dreyfus Stock Index Fund, Inc.          4,131,405    5,268,532     6,734,123     8,132,629
EQ/BlackRock Basic Value Equity           588,447      162,707       138,603            --
EQ/Bond Index                           1,042,046    1,426,967     1,817,673     2,268,647
EQ/Boston Advisors Equity Income        1,872,979    2,493,147     3,121,754     3,207,756
EQ/Calvert Socially Responsible           392,763      491,154            --            --
EQ/Capital Guardian Research              704,758           --            --            --
EQ/Caywood-Scholl High Yield Bond       1,700,578    2,250,501     2,807,118     3,307,890
EQ/FI Mid Cap                             166,194           --            --            --
EQ/GAMCO Mergers and Acquisitions         307,858      355,264       281,983       226,652
EQ/GAMCO Small Company Value            3,497,734    4,619,713     6,024,921     7,075,206
EQ/Government Securities                1,650,825    2,245,887     3,064,357     3,800,321
EQ/International Growth                 1,314,677    1,619,060     1,680,543     1,911,713
EQ/JPMorgan Core Bond                   1,462,548    1,907,446            --            --
EQ/Long Term Bond                       1,271,200    1,685,374     2,161,426     2,671,355
EQ/Lord Abbett Growth and Income        1,137,673    1,582,779            --            --
EQ/Lord Abbett Mid Cap Value            1,117,888    1,581,256            --            --
EQ/Marsico Focus                        2,049,590    2,697,953     3,382,866            --
EQ/Money Market                         3,268,106    3,783,141     4,407,396            --
EQ/Montag & Caldwell Growth             8,542,516   12,014,014    16,339,010    16,012,029
EQ/PIMCO Real Return                      444,115      607,070       800,622       925,861
EQ/Short Duration Bond                    167,715      228,924       262,948       321,143
EQ/T Rowe Price Growth Stock            3,097,303    4,266,241     5,964,804     7,351,694
EQ/UBS Growth and Income                4,058,934    5,288,888     6,768,008     8,081,277
EQ/Van Kampen Mid Cap Growth              616,094           --            --            --
EQ/Van Kampen Real Estate                 602,850           --            --            --
Fidelity VIP Contrafund(R)              4,309,960    4,132,884     4,769,384     5,109,618
Franklin Income Securities              1,026,999    1,032,610       924,609       587,543
Franklin Rising Dividends Securities      358,103      418,715       347,075       333,759
Franklin Zero Coupon 2010                 177,221      162,850        89,888        74,658
Janus Aspen Series Balanced             2,761,884    3,539,301     4,375,862     5,057,432
Janus Aspen Series Forty                1,997,448    2,485,058     3,187,808     3,832,050
Janus Aspen Series Mid Cap Growth       2,242,169    2,826,266     3,502,925     4,107,171
Janus Aspen Series Worldwide Growth     2,357,570    2,964,196     3,890,586     4,838,805
Multimanager Small Cap Growth           1,431,540    2,003,547     2,557,971     3,066,363
Oppenheimer Global Securities             879,138    1,058,049       995,554       764,151
PIMCO Global Bond (Unhedged)              444,312      568,823       672,896       649,315
ProFund VP Bear                            38,052       37,753        32,469        28,387
ProFund VP Rising Rates Opportunity        96,834      195,027       263,771       345,652
ProFund VP UltraBull                       74,392       93,443       123,690       157,450
-------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
                                                                Units Outstanding
---------------------------------------------------------------------------------------------------------
                                          Dec. 31,     Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
                Subaccount                 2003         2002           2001          2000         1999
---------------------------------------------------------------------------------------------------------
All Asset Allocation                    13,202,566   15,109,160      18.385,691   1,901,068   11,932,847
AXA Aggressive Allocation                       --           --             --           --           --
AXA Conservative Allocation                     --           --             --           --           --
AXA Conservative-Plus Allocation                --           --             --           --           --
AXA Moderate Allocation                         --           --             --           --           --
AXA Moderate-Plus Allocation                    --           --             --           --           --
Dreyfus Stock Index Fund, Inc.           9,138,583    9,933,628     10,780,679    1,815,979    4,223,029
EQ/BlackRock Basic Value Equity                 --           --             --           --           --
EQ/Bond Index                            2,888,171    3,839,904      3,105,420      200,073      913,085
EQ/Boston Advisors Equity Income         2,990,192    3,454,574      3,446,564      232,503    2,472,972
EQ/Calvert Socially Responsible                 --           --             --           --           --
EQ/Capital Guardian Research                    --           --                          --           --
EQ/Caywood-Scholl High Yield Bond        3,877,955    3,895,307      3,955,659      195,361    1,520,029
EQ/FI Mid Cap                                   --           --             --           --           --
EQ/GAMCO Mergers and Acquisitions          191,335           --             --           --           --
EQ/GAMCO Small Company Value             7,841,899    8,512,905      8,277,605      657,017    3,513,450
EQ/Government Securities                 4,707,320    6,205,249      4,360,797      301,304    1,488,308
EQ/International Growth                  2,103,075    2,031,440      2,239,322      370,601    1,074,763
EQ/JPMorgan Core Bond                           --           --             --           --           --
EQ/Long Term Bond                        3,301,483    4,384,800      4,192,071      317,823    1,406,502
EQ/Lord Abbett Growth and Income                --           --             --           --           --
EQ/Lord Abbett Mid Cap Value                    --           --             --           --           --
EQ/Marsico Focus                                --           --             --           --           --
EQ/Money Market                                 --           --             --           --           --
EQ/Montag & Caldwell Growth             18,983,764   19,728,594     22,923,973    2,143,387   16,952,783
EQ/PIMCO Real Return                       915,521      593,890             --           --           --
EQ/Short Duration Bond                     208,924           --             --           --           --
EQ/T Rowe Price Growth Stock             8,435,080    8,681,637     10,502,862    2,379,095    2,348,518
EQ/UBS Growth and Income                 9,561,842   11,273,375     13,764,821    1,399,799    7,122,762
EQ/Van Kampen Mid Cap Growth                    --           --                          --           --
EQ/Van Kampen Real Estate                       --           --                          --           --
Fidelity VIP Contrafund(R)               5,524,076    5,965,404      6,410,695      890,303    2,355,687
Franklin Income Securities                 241,886           --             --           --           --
Franklin Rising Dividends Securities       216,239           --             --           --           --
Franklin Zero Coupon 2010                   49,680           --             --           --           --
Janus Aspen Series Balanced              5,892,043    6,980,943      7,262,031    1,129,356    1,933,982
Janus Aspen Series Forty                 4,588,875    5,496,952      6,781,107      724,626    2,955,486
Janus Aspen Series Mid Cap Growth        4,901,662    5,654,695      7,138,296    1,548,721    2,153,830
Janus Aspen Series Worldwide Growth      5,937,772    7,157,869      8,403,354    1,979,529    1,775,017
Multimanager Small Cap Growth            3,596,274    3,994,202      4,211,857      896,084    1,281,793
Oppenheimer Global Securities              262,808           --             --           --           --
PIMCO Global Bond (Unhedged)               539,620      410,504             --           --           --
ProFund VP Bear                             11,301           --             --           --           --
ProFund VP Rising Rates Opportunity        205,410           --             --           --           --
ProFund VP UltraBull                       125,726           --             --           --           --
---------------------------------------------------------------------------------------------------------


                              Appendix A -- Condensed financial information  A-2

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

MAY 1, 2008



                                                                          Page

Additional information about the Company.................................   2

About our independent registered public accounting firm.....................2

Sale of the contracts....................................................   2

Federal tax status..........................................................2

Financial statements........................................................4


If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

     MONY Life Insurance Company of America
     Policyholder Services
     100 Madison Street
     Syracuse, New York 13202
     1-800-487-6669
     www.axaonline.com

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me a copy of the MONY America Variable Account A Statement of Additional Information.


--------------------------------------------------------------------------------
Name:


--------------------------------------------------------------------------------
Address:


--------------------------------------------------------------------------------
City           State    Zip





























                                                                          x01923
                                                                          MLA-CM

Individual Flexible Payment
Variable Annuity Contract

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2008


--------------------------------------------------------------------------------



This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2008 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at Policyholder Services, 100 Madison Street, Syracuse, New York 13202 or by calling 1-800-487-6669, or by accessing the SEC's website at www.sec.gov.



TABLE OF CONTENTS
Additional information about the Company                                     2
About our independent registered public accounting firm                      2
Sale of the Contracts                                                        2
Federal tax status                                                           2
Financial statements                                                         4




                                   Issued by
                        MONY America Variable Account A
                                      and
                     MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                             New York, N.Y. 10104



                                                                          x01923
                                                                          MLA-CM

ADDITIONAL INFORMATION ABOUT THE COMPANY


MONY LIFE INSURANCE COMPANY OF AMERICA


We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Equitable Financial Services, LLC, and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the Contracts. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the Contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.


AXA Advisors, LLC and AXA Distributors, LLC serve as the principal underwriters of the Variable Account and distributor of the Contracts. Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.

We are subject to regulation by the State of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the State of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.



MONY AMERICA VARIABLE ACCOUNT A


MONY America Variable Account A is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.



ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account A and the Company included in this Statement of Additional Information, which is a part of the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.



SALE OF THE CONTRACTS

The Distributors receive fees for the sale of variable annuity contracts. The Distributors received compensation with respect to the policies offered through MONY America Variable Account A in the following amounts during the periods indicated:



---------------------------------------------------------------
                                         Aggregate Amount of
                                       Commissions Retained
                                        by the Distributors
                                      After Payments to their
                Aggregate Amount of         Registered
    Fiscal      Commissions Paid to      Persons and Other
     Year        the Distributors*    Selling Broker-Dealers
---------------------------------------------------------------
     2005          $13,125,190                  N/A
     2006          $ 8,020,622                  N/A
     2007          $ 5,373,268                  N/A
---------------------------------------------------------------



* Includes sales compensation paid to registered persons of the Distributors. Also, in fiscal years 2005, 2006 and 2007, these payments were made to the Distributors.

Please see your Prospectus for detailed information regarding the distribution of the Contracts.



FEDERAL TAX STATUS


INTRODUCTION

The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.


TAXATION OF ANNUITIES IN GENERAL

Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owner, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender or withdrawal, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

A Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of after-tax contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity payments" below.)

Partial surrenders or withdrawals received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Fund Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

Because of the cost basis of Qualified Contracts generally being zero, partial surrender amounts will generally be fully taxed as ordinary income.


An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A contract owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse (or ex-spouse pursuant to divorce settlement) is treated for income tax purposes as if he or she had fully surrendered the Contract.



ANNUITY PAYMENTS

The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.


PENALTY TAX

Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal annual or more frequent payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled;
(e) upon early retirement under the plan after the taxpayer's attainment of age 55; (f) pursuant to a Qualified Domestic Relations Order; or (g) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and exceptions (e), (f) and (g) do not apply to Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts allocable to investment in the Contract before August 16, 1982. Additional exceptions for Individual Retirement Accounts and Annuities are available for payment of medical insurance by a person receiving unemployment compensation, for first home purchases and for eligible higher education expenses.


INCOME TAX WITHHOLDING

The Company generally is required to withhold federal and, where applicable, state income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

Additionally, distributions of plan benefits from qualified retirement plans, other than traditional individual retirement arrangements ("traditional IRAs"), generally will be subject to mandatory federal income tax withholding unless they are:

1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years,

2.    A required minimum distribution, or

3.    A "hardship" distribution.

Such withholding will apply even if the distribution is rolled over into another eligible retirement plan, including a traditional IRA. The withholding can be avoided if the participant's interest is directly rolled over by the old plan to another eligible retirement plan, including a traditional IRA. A direct rollover to the new plan can be made only in accordance with the terms of the old plan.


INVESTMENT DIVERSIFICATION AND INVESTOR CONTROL

The Funds are designed to be managed to meet the diversification requirements applicable to nonqualified variable contracts under Treasury Regulations as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract for tax purposes.


Under certain circumstances, the IRS has stated that a nonqualified variable contract owner could be treated as the owner (for tax purposes) of the assets of MONY America Variable Account A. In such a case the contract owner would be taxed on income and gains attributable to the shares of the underlying Funds.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, the contract owner could control the underlying investment portfolios of MONY America Variable Account A. The

IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.


The Company believes that, under current IRS guidance, the contract owner would not be treated as the owner of the assets of MONY America Variable Account A. However, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a large number of underlying investment portfolios available, or an unlimited right to transfer among them, could cause the contract owner to be treated as the separate account asset owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to a Contract. Furthermore, the IRS could reverse its current guidance at any time. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or revenue rulings. The Company reserves the right to modify the Contract as necessary to prevent the Owner from being treated as the Owner of the assets of MONY America Variable Account A.



QUALIFIED PLANS

The Contract is designed for use with several types of Qualified Retirement Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself.

Federal income tax rules prescribe how a retirement plan qualifies for tax-favored status and set requirements for plan features, including: participation and coverage; nondiscrimination; vesting and funding; and limits on contributions, distributions and benefits. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.


TAX-SHELTERED ANNUITIES

Section 403(b) of the Code permits employers of public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts on behalf of their employees and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security
(FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).


H.R. 10 PLANS

"H.R. 10" or "Keogh" plans permit self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the terms of the plan. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.


INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to individual retirement arrangements known as "Individual Retirement Accounts" and "Individual Retirement Annuities." There are Traditional, Roth and SIMPLE IRAs, each providing its own special treatment and subject to its own special rules. Employers may make contributions to IRAs by establishing Simplified Employee Pension ("SEP") plans or SIMPLE IRA plans.


CORPORATE PENSION AND PROFIT-SHARING PLANS

Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.


CERTAIN GOVERNMENTAL ENTITIES

Section 457 of the Code permits certain governmental entities and tax-exempt organizations to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.


FINANCIAL STATEMENTS


The financial statements of the Company should be distinguished from the financial statements of MONY America Variable Account A. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in MONY America Variable Account A.

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

INDEX TO FINANCIAL STATEMENTS


With respect to MONY America Variable Account A
 Report of Independent Registered Public Accounting Firm.......................2
 Statements of Assets and Liabilities, December 31, 2007.....................F-3
 Statements of Operations for the Year Ended December 31, 2007..............F-21
 Statements of Changes in Net Assets for the Years Ended
  December 31, 2007 and December 31, 2006...................................F-30
 Notes to Financial Statements..............................................F-45


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm.....................F-1
 Balance Sheets, December 31, 2007 and 2006..................................F-2
 Statements of Earnings, Years Ended December 31, 2007, 2006 and 2005........F-3
 Statements of Shareholder's Equity and Comprehensive Income, Years Ended
 December 31, 2007, 2006 and 2005............................................F-4
 Statements of Cash Flows, Years Ended December 31, 2007, 2006
  and 2005...................................................................F-5
 Notes to Financial Statements...............................................F-6





                                    FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm


To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account A


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account A listed in Note 1 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2008

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                          AIM V.I. Financial   AIM V.I. Global    AIM V.I.
                                                               Services          Health Care     Technology
                                                         -------------------- ----------------- ------------
Assets:
Shares held in respective Funds ........................         189,652             192,446        114,015
                                                              ----------          ----------     ----------
Investments at cost ....................................      $2,751,134          $3,545,261     $1,429,628
                                                              ----------          ----------     ----------
Investment in respective Funds, at net asset value .....      $2,325,122          $4,630,232     $1,721,639
Amount due from MONY America ...........................             423                  14             18
Amount due from respective Funds .......................              --                 621             52
                                                              ----------          ----------     ----------
  Total assets .........................................      $2,325,545          $4,630,867     $1,721,709
                                                              ==========          ==========     ==========
Liabilities:

Amount due to MONY America .............................              --                 621             52
Amount due to respective funds .........................             416                  --             --
                                                              ----------          ----------     ----------
  Total liabilities ....................................             416                 621             52
                                                              ----------          ----------     ----------
Net Assets .............................................      $2,325,129          $4,630,246     $1,721,657
                                                              ==========          ==========     ==========
Net Assets:

Accumulation Units .....................................      $2,325,129          $4,630,246     $1,721,657
Retained by MONY America in Separate Account A .........              --                  --             --
                                                              ----------          ----------     ----------
Total Net Assets .......................................      $2,325,129          $4,630,246     $1,721,657
                                                              ==========          ==========     ==========

                                                                                                                     AXA
                                                            All Asset     AXA Aggressive   AXA Conservative   Conservative-Plus
                                                            Allocation      Allocation        Allocation         Allocation
                                                         --------------- ---------------- ------------------ ------------------
Assets:
Shares held in respective Funds ........................    13,411,052          92,072           78,259             188,112
                                                          ------------      ----------         --------          ----------
Investments at cost ....................................  $316,544,929      $1,424,819         $880,765          $2,248,780
                                                          ------------      ----------         --------          ----------
Investment in respective Funds, at net asset value .....  $285,185,332      $1,351,701         $853,258          $2,180,657
Amount due from MONY America ...........................            --              --               --                 429
Amount due from respective Funds .......................       409,379          16,399              101                  --
                                                          ------------      ----------         --------          ----------
  Total assets .........................................  $285,594,711      $1,368,100         $853,359          $2,181,086
                                                          ============      ==========         ========          ==========
Liabilities:

Amount due to MONY America .............................       409,379          16,399              101                  --
Amount due to respective funds .........................            --              --               --                 429
                                                          ------------      ----------         --------          ----------
  Total liabilities ....................................       409,379          16,399              101                 429
                                                          ------------      ----------         --------          ----------
Net Assets .............................................  $285,185,332      $1,351,701         $853,258          $2,180,657
                                                          ============      ==========         ========          ==========
Net Assets:

Accumulation Units .....................................  $285,184,690      $1,351,697         $853,258          $2,180,652
Retained by MONY America in Separate Account A .........           642               4               --                   5
                                                          ------------      ----------         --------          ----------
Total Net Assets .......................................  $285,185,332      $1,351,701         $853,258          $2,180,657
                                                          ============      ==========         ========          ==========

------------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                              AXA
                                                          AXA Moderate   Moderate-Plus     Dreyfus Stock
                                                           Allocation      Allocation    Index Fund, Inc.
                                                         -------------- --------------- ------------------
Assets:
Shares held in respective Funds ........................      330,627         287,186         1,180,967
                                                           ----------      ----------       -----------
Investments at cost ....................................   $5,791,849      $4,158,938       $37,264,931
                                                           ----------      ----------       -----------
Investment in respective Funds, at net asset value .....   $5,622,725      $4,005,932       $44,168,159
Amount due from MONY America ...........................           --               7            90,291
Amount due from respective Funds .......................       80,534          38,984                --
                                                           ----------      ----------       -----------
  Total assets .........................................   $5,703,259      $4,044,923       $44,258,450
                                                           ==========      ==========       ===========
Liabilities:

Amount due to MONY America .............................       80,534          38,984                --
Amount due to respective funds .........................           --              --            90,291
                                                           ----------      ----------       -----------
  Total liabilities ....................................       80,534          38,984            90,291
                                                           ----------      ----------       -----------
Net Assets .............................................   $5,622,725      $4,005,939       $44,168,159
                                                           ==========      ==========       ===========
Net Assets:

Accumulation Units .....................................   $5,622,724      $4,005,939       $44,168,026
Retained by MONY America in Separate Account A .........            1              --               133
                                                           ----------      ----------       -----------
Total Net Assets .......................................   $5,622,725      $4,005,939       $44,168,159
                                                           ==========      ==========       ===========

                                                          EQ/AllianceBernstein   EQ/AllianceBernstein      EQ/BlackRock
                                                            Small Cap Growth             Value          Basic Value Equity
                                                         ---------------------- ---------------------- --------------------
Assets:
Shares held in respective Funds ........................          302,440                 870,362             1,199,311
                                                               ----------             -----------           -----------
Investments at cost ....................................       $4,551,122             $12,651,424           $18,722,456
                                                               ----------             -----------           -----------
Investment in respective Funds, at net asset value .....       $4,955,913             $12,416,293           $18,829,702
Amount due from MONY America ...........................               --                       6                15,267
Amount due from respective Funds .......................              580                   1,328                    --
                                                               ----------             -----------           -----------
  Total assets .........................................       $4,956,493             $12,417,627           $18,844,969
                                                               ==========             ===========           ===========
Liabilities:

Amount due to MONY America .............................              580                   1,328                    --
Amount due to respective funds .........................               --                      --                15,267
                                                               ----------             -----------           -----------
  Total liabilities ....................................              580                   1,328                15,267
                                                               ----------             -----------           -----------
Net Assets .............................................       $4,955,913             $12,416,299           $18,829,702
                                                               ==========             ===========           ===========
Net Assets:

Accumulation Units .....................................       $4,955,904             $12,416,299           $18,819,261
Retained by MONY America in Separate Account A .........                9                      --                10,441
                                                               ----------             -----------           -----------
Total Net Assets .......................................       $4,955,913             $12,416,299           $18,829,702
                                                               ==========             ===========           ===========
                                                          EQ/Bond Index
                                                         --------------
Assets:
Shares held in respective Funds ........................    2,072,741
                                                          -----------
Investments at cost ....................................  $22,597,798
                                                          -----------
Investment in respective Funds, at net asset value .....  $20,973,148
Amount due from MONY America ...........................           15
Amount due from respective Funds .......................       11,052
                                                          -----------
  Total assets .........................................  $20,984,215
                                                          ===========
Liabilities:

Amount due to MONY America .............................       11,052
Amount due to respective funds .........................           --
                                                          -----------
  Total liabilities ....................................       11,052
                                                          -----------
Net Assets .............................................  $20,973,163
                                                          ===========
Net Assets:

Accumulation Units .....................................  $20,973,163
Retained by MONY America in Separate Account A .........           --
                                                          -----------
Total Net Assets .......................................  $20,973,163
                                                          ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                        EQ/Boston Advisors        EQ/Calvert        EQ/Capital Guardian
                                                          Equity Income*    Socially Responsible*         Research
                                                       ------------------- ----------------------- ---------------------
Assets:
Shares held in respective Funds ......................       6,929,925               511,475                974,697
                                                           -----------            ----------            -----------
Investments at cost ..................................     $41,255,200            $4,360,636            $11,902,694
                                                           -----------            ----------            -----------
Investment in respective Funds, at net asset value ...     $45,484,846            $4,692,108            $13,516,070
Amount due from MONY America .........................              --                   214                 13,273
Amount due from respective Funds .....................          15,332                    --                     --
                                                           -----------            ----------            -----------
  Total assets .......................................     $45,500,178            $4,692,322            $13,529,343
                                                           ===========            ==========            ===========
Liabilities:

Amount due to MONY America ...........................          15,332                    --                     --
Amount due to respective funds .......................              --                   214                 13,273
                                                           -----------            ----------            -----------
  Total liabilities ..................................          15,332                   214                 13,273
                                                           -----------            ----------            -----------
Net Assets ...........................................     $45,484,846            $4,692,108            $13,516,070
                                                           ===========            ==========            ===========
Net Assets:

Accumulation Units ...................................     $45,484,784            $4,692,076            $13,503,035
Retained by MONY America in Separate Account A .......              62                    32                 13,035
                                                           -----------            ----------            -----------
Total Net Assets .....................................     $45,484,846            $4,692,108            $13,516,070
                                                           ===========            ==========            ===========
----------
*  Denotes multiple share classes held by the respective fund.
   A..................................................          98,548               369,451
   B..................................................       6,831,377               142,024

                                                        EQ/Caywood-Scholl       EQ/FI              EQ/GAMCO
                                                         High Yield Bond       Mid Cap     Mergers and Acquisitions
                                                       ------------------- -------------- --------------------------
Assets:
Shares held in respective Funds ......................       7,648,563        3,077,860              721,009
                                                           -----------      -----------           ----------
Investments at cost ..................................     $34,473,122      $30,557,782           $8,720,306
                                                           -----------      -----------           ----------
Investment in respective Funds, at net asset value ...     $34,084,415      $31,063,212           $8,819,866
Amount due from MONY America .........................              --            7,760                   23
Amount due from respective Funds .....................          32,772               --               25,802
                                                           -----------      -----------           ----------
  Total assets .......................................     $34,117,187      $31,070,972           $8,845,691
                                                           ===========      ===========           ==========
Liabilities:

Amount due to MONY America ...........................          32,772               --               25,802
Amount due to respective funds .......................              --            7,562                   --
                                                           -----------      -----------           ----------
  Total liabilities ..................................          32,772            7,562               25,802
                                                           -----------      -----------           ----------
Net Assets ...........................................     $34,084,415      $31,063,410           $8,819,889
                                                           ===========      ===========           ==========
Net Assets:

Accumulation Units ...................................     $34,084,369      $31,063,410           $8,819,889
Retained by MONY America in Separate Account A .......              46               --                   --
                                                           -----------      -----------           ----------
Total Net Assets .....................................     $34,084,415      $31,063,410           $8,819,889
                                                           ===========      ===========           ==========
                                                             EQ/GAMCO
                                                        Small Company Value
                                                       --------------------
Assets:
Shares held in respective Funds ......................        7,107,756
                                                              ---------
Investments at cost ..................................     $174,684,587
                                                           ------------
Investment in respective Funds, at net asset value ...     $224,512,831
Amount due from MONY America .........................            2,294
Amount due from respective Funds .....................           94,452
                                                           ------------
  Total assets .......................................     $224,609,577
                                                           ============
Liabilities:

Amount due to MONY America ...........................           94,452
Amount due to respective funds .......................               --
                                                           ------------
  Total liabilities ..................................           94,452
                                                           ------------
Net Assets ...........................................     $224,515,125
                                                           ============
Net Assets:

Accumulation Units ...................................     $224,515,125
Retained by MONY America in Separate Account A .......               --
                                                           ------------
Total Net Assets .....................................     $224,515,125
                                                           ============


The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          EQ/Government  EQ/International   EQ/JPMorgan       EQ/Long
                                                           Securities         Growth         Core Bond       Term Bond
                                                         -------------- ------------------ -------------  --------------
Assets:
Shares held in respective Funds ........................    4,808,600         4,573,799       5,950,734      2,888,426
                                                          -----------       -----------     -----------      ---------
Investments at cost ....................................  $54,849,687       $23,173,265     $68,564,991    $40,001,837
                                                          -----------       -----------     -----------    -----------
Investment in respective Funds, at net asset value .....  $52,691,901       $33,129,362     $64,256,212    $39,532,239
Amount due from MONY America ...........................           --                37              --             --
Amount due from respective Funds .......................       77,041            23,980          97,181         60,788
                                                          -----------       -----------     -----------    -----------
  Total assets .........................................  $52,768,942       $33,153,379     $64,353,393    $39,593,027
                                                          ===========       ===========     ===========    ===========
Liabilities:

Amount due to MONY America .............................       77,041            23,980          97,181         60,788
Amount due to respective funds .........................           --                --              --             --
                                                          -----------       -----------     -----------    -----------
  Total liabilities ....................................       77,041            23,980          97,181         60,788
                                                          -----------       -----------     -----------    -----------
Net Assets .............................................  $52,691,901       $33,129,399     $64,256,212    $39,532,239
                                                          ===========       ===========     ===========    ===========
Net Assets:

Accumulation Units .....................................  $52,691,873       $33,129,399     $64,255,343    $39,532,239
Retained by MONY America in Separate Account A .........           28                --             869             --
                                                          -----------       -----------     -----------    -----------
Total Net Assets .......................................  $52,691,901       $33,129,399     $64,256,212    $39,532,239
                                                          ===========       ===========     ===========    ===========

                                                             EQ/Lord Abbett    EQ/Lord Abbett    EQ/Marsico
                                                           Growth and Income    Mid Cap Value       Focus
                                                          ------------------- ---------------- --------------
Assets:
Shares held in respective Funds ........................        4,136,774          3,583,356      1,498,909
                                                                ---------          ---------      ---------
Investments at cost ....................................      $44,433,452        $38,387,366    $23,001,257
                                                              -----------        -----------    -----------
Investment in respective Funds, at net asset value .....      $50,251,003        $41,691,343    $26,328,472
Amount due from MONY America ...........................            1,699              1,374          6,619
Amount due from respective Funds .......................          133,650             65,287         15,613
                                                              -----------        -----------    -----------
  Total assets .........................................      $50,386,352        $41,758,004    $26,350,704
                                                              ===========        ===========    ===========
Liabilities:

Amount due to MONY America .............................          133,650             65,287         15,613
Amount due to respective funds .........................               --                 --             --
                                                              -----------        -----------    -----------
  Total liabilities ....................................          133,650             65,287         15,613
                                                              -----------        -----------    -----------
Net Assets .............................................      $50,252,702        $41,692,717    $26,335,091
                                                              ===========        ===========    ===========
Net Assets:

Accumulation Units .....................................      $50,252,702        $41,692,717    $26,335,091
Retained by MONY America in Separate Account A .........               --                 --             --
                                                              -----------        -----------    -----------
Total Net Assets .......................................      $50,252,702        $41,692,717    $26,335,091
                                                              ===========        ===========    ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            EQ/Money      EQ/Montag &       EQ/PIMCO       EQ/Short
                                                             Market     Caldwell Growth   Real Return   Duration Bond
                                                         ------------- ----------------- ------------- ---------------
Assets:
Shares held in respective Funds ........................   79,317,196       21,233,698      1,562,147        491,412
                                                          -----------     ------------    -----------     ----------
Investments at cost ....................................  $79,319,506     $125,401,268    $16,149,333     $4,941,489
                                                          -----------     ------------    -----------     ----------
Investment in respective Funds, at net asset value .....  $79,320,837     $139,562,708    $16,468,937     $4,962,993
Amount due from MONY America ...........................    1,130,187            3,571             --             --
Amount due from respective Funds .......................           --          137,951         12,823         51,551
                                                          -----------     ------------    -----------     ----------
  Total assets .........................................  $80,451,024     $139,704,230    $16,481,760     $5,014,544
                                                          ===========     ============    ===========     ==========
Liabilities:

Amount due to MONY America .............................           --          137,951         12,823         51,551
Amount due to respective funds .........................      815,647               --             --             --
                                                          -----------     ------------    -----------     ----------
  Total liabilities ....................................      815,647          137,951         12,823         51,551
                                                          -----------     ------------    -----------     ----------
Net Assets .............................................  $79,635,377     $139,566,279    $16,468,937     $4,962,993
                                                          ===========     ============    ===========     ==========
Net Assets:

Accumulation Units .....................................  $79,635,377     $139,566,279    $16,468,933     $4,962,986
Retained by MONY America in Separate Account A .........           --               --              4              7
                                                          -----------     ------------    -----------     ----------
Total Net Assets .......................................  $79,635,377     $139,566,279    $16,468,937     $4,962,993
                                                          ===========     ============    ===========     ==========

                                                              EQ/Small     EQ/T. Rowe Price   EQ/UBS Growth
                                                           Company Index     Growth Stock       and Income
                                                          --------------- ------------------ ---------------
Assets:
Shares held in respective Funds ........................        744,989         3,843,605        9,109,945
                                                             ----------       -----------      -----------
Investments at cost ....................................     $8,728,131       $86,317,730      $51,475,203
                                                             ----------       -----------      -----------
Investment in respective Funds, at net asset value .....     $8,646,284       $82,422,854      $62,337,622
Amount due from MONY America ...........................             --               306               --
Amount due from respective Funds .......................            432            67,560           69,012
                                                             ----------       -----------      -----------
  Total assets .........................................     $8,646,716       $82,490,720      $62,406,634
                                                             ==========       ===========      ===========
Liabilities:

Amount due to MONY America .............................            432            67,560           69,012
Amount due to respective funds .........................             --                --               --
                                                             ----------       -----------      -----------
  Total liabilities ....................................            432            67,560           69,012
                                                             ----------       -----------      -----------
Net Assets .............................................     $8,646,284       $82,423,160      $62,337,622
                                                             ==========       ===========      ===========
Net Assets:

Accumulation Units .....................................     $8,646,284       $82,423,160      $62,337,363
Retained by MONY America in Separate Account A .........             --                --              259
                                                             ----------       -----------      -----------
Total Net Assets .......................................     $8,646,284       $82,423,160      $62,337,622
                                                             ==========       ===========      ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           EQ/Van Kampen
                                                             Emerging       EQ/Van Kampen   EQ/Van Kampen     Fidelity VIP
                                                          Markets Equity   Mid Cap Growth    Real Estate     Contrafund(R)
                                                         ---------------- ---------------- ---------------  ---------------
Assets:
Shares held in respective Funds ........................      1,062,599        2,034,341       3,792,538        2,568,768
                                                            -----------      -----------     -----------      -----------
Investments at cost ....................................    $15,030,903      $29,785,405     $33,577,809      $69,410,134
                                                            -----------      -----------     -----------      -----------
Investment in respective Funds, at net asset value .....    $20,068,438      $31,996,663     $31,158,941      $71,411,737
Amount due from MONY America ...........................            290               --               2               --
Amount due from respective Funds .......................          2,417          137,302          20,729            7,995
                                                            -----------      -----------     -----------      -----------
  Total assets .........................................    $20,071,145      $32,133,965     $31,179,672      $71,419,732
                                                            ===========      ===========     ===========      ===========
Liabilities:

Amount due to MONY America .............................          2,417          137,302          20,729            7,995
Amount due to respective funds .........................             --               --              --               --
                                                            -----------      -----------     -----------      -----------
  Total liabilities ....................................          2,417          137,302          20,729            7,995
                                                            -----------      -----------     -----------      -----------
Net Assets .............................................    $20,068,728      $31,996,663     $31,158,943      $71,411,737
                                                            ===========      ===========     ===========      ===========
Net Assets:

Accumulation Units .....................................    $20,068,728      $31,983,820     $31,158,943      $71,407,816
Retained by MONY America in Separate Account A .........             --           12,843              --            3,921
                                                            -----------      -----------     -----------      -----------
Total Net Assets .......................................    $20,068,728      $31,996,663     $31,158,943      $71,411,737
                                                            ===========      ===========     ===========      ===========

                                                           Franklin Income      Franklin Rising     Franklin Zero
                                                              Securities     Dividends Securities    Coupon 2010
                                                          ----------------- ---------------------- --------------
Assets:
Shares held in respective Funds ........................       3,692,127              685,531           287,117
                                                               ---------              -------           -------
Investments at cost ....................................     $59,845,202          $12,860,958        $4,488,705
                                                             -----------          -----------        ----------
Investment in respective Funds, at net asset value .....     $63,910,734          $13,210,163        $4,657,030
Amount due from MONY America ...........................              --                   43                --
Amount due from respective Funds .......................          73,053               20,452            52,373
                                                             -----------          -----------        ----------
  Total assets .........................................     $63,983,787          $13,230,658        $4,709,403
                                                             ===========          ===========        ==========
Liabilities:

Amount due to MONY America .............................          73,053               20,452            52,373
Amount due to respective funds .........................              --                   --                --
                                                             -----------          -----------        ----------
  Total liabilities ....................................          73,053               20,452            52,373
                                                             -----------          -----------        ----------
Net Assets .............................................     $63,910,734          $13,210,206        $4,657,030
                                                             ===========          ===========        ==========
Net Assets:

Accumulation Units .....................................     $63,899,757          $13,210,206        $4,657,027
Retained by MONY America in Separate Account A .........          10,977                   --                 3
                                                             -----------          -----------        ----------
Total Net Assets .......................................     $63,910,734          $13,210,206        $4,657,030
                                                             ===========          ===========        ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Janus Aspen      Janus Aspen     Janus Aspen Series
                                                          Series Balanced   Series Forty*   International Growth
                                                         ----------------- --------------- ----------------------
Assets:
Shares held in respective Funds ........................      1,294,079        1,088,428             773,458
                                                            -----------      -----------         -----------
Investments at cost ....................................    $31,237,185      $31,286,970         $24,269,694
                                                            -----------      -----------         -----------
Investment in respective Funds, at net asset value .....    $38,887,074      $44,685,218         $49,895,826
Amount due from MONY America ...........................             --          116,420                  76
Amount due from respective Funds .......................         24,560               --              44,199
                                                            -----------      -----------         -----------
  Total assets .........................................    $38,911,634      $44,801,638         $49,940,101
                                                            ===========      ===========         ===========
Liabilities:

Amount due to MONY America .............................         24,560               --              44,199
Amount due to respective funds .........................             --          116,420                  --
                                                            -----------      -----------         -----------
  Total liabilities ....................................         24,560          116,420              44,199
                                                            -----------      -----------         -----------
Net Assets .............................................    $38,887,074      $44,685,218         $49,895,902
                                                            ===========      ===========         ===========
Net Assets:

Accumulation Units .....................................    $38,887,047      $44,685,151         $49,895,902
Retained by MONY America in Separate Account A .........             27               67                  --
                                                            -----------      -----------         -----------
Total Net Assets .......................................    $38,887,074      $44,685,218         $49,895,902
                                                            ===========      ===========         ===========

----------
*  Denotes multiple share classes held by the respective fund.
   Institutional .......................................                         730,016
   Service .............................................                         358,412

                                                          Janus Aspen Series   Janus Aspen Series      MFS(R)      Multimanager
                                                            Mid Cap Growth      Worldwide Growth      Utilities     High Yield
                                                         -------------------- -------------------- -------------- --------------
Assets:
Shares held in respective Funds ........................          615,699              722,876          414,712      2,939,219
                                                                  -------              -------          -------      ---------
Investments at cost ....................................      $24,908,034          $26,770,885      $10,869,445    $16,780,951
                                                              -----------          -----------      -----------    -----------
Investment in respective Funds, at net asset value .....      $24,591,009          $25,539,222      $14,299,307    $15,707,519
Amount due from MONY America ...........................              201                   --           35,392             --
Amount due from respective Funds .......................            8,266                4,155               --         29,620
                                                              -----------          -----------      -----------    -----------
  Total assets .........................................      $24,599,476          $25,543,377      $14,334,699    $15,737,139
                                                              ===========          ===========      ===========    ===========
Liabilities:

Amount due to MONY America .............................            8,266                4,155               --         29,620
Amount due to respective funds .........................               --                   --           35,392             --
                                                              -----------          -----------      -----------    -----------
  Total liabilities ....................................            8,266                4,155           35,392         29,620
                                                              -----------          -----------      -----------    -----------
Net Assets .............................................      $24,591,210          $25,539,222      $14,299,307    $15,707,519
                                                              ===========          ===========      ===========    ===========
Net Assets:

Accumulation Units .....................................      $24,591,210          $25,538,849      $14,299,288    $15,707,495
Retained by MONY America in Separate Account A .........               --                  373               19             24
                                                              -----------          -----------      -----------    -----------
Total Net Assets .......................................      $24,591,210          $25,539,222      $14,299,307    $15,707,519
                                                              ===========          ===========      ===========    ===========

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Multimanager        Oppenheimer        PIMCO Global
                                                          Small Cap Growth   Global Securities   Bond (Unhedged)
                                                         ------------------ ------------------- -----------------
Assets:
Shares held in respective Funds ........................       4,726,942          1,118,029          1,638,081
                                                             -----------        -----------        -----------
Investments at cost ....................................     $38,556,991        $35,187,238        $20,615,628
                                                             -----------        -----------        -----------
Investment in respective Funds, at net asset value .....     $42,129,492        $40,550,919        $20,935,960
Amount due from MONY America ...........................              --                 96                 --
Amount due from respective Funds .......................           3,680             49,202             52,653
                                                             -----------        -----------        -----------
  Total assets .........................................     $42,133,172        $40,600,217        $20,988,613
                                                             ===========        ===========        ===========
Liabilities:

Amount due to MONY America .............................           3,680             49,202             52,653
Amount due to respective funds .........................              --                 --                 --
                                                             -----------        -----------        -----------
  Total liabilities ....................................           3,680             49,202             52,653
                                                             -----------        -----------        -----------
Net Assets .............................................     $42,129,492        $40,551,015        $20,935,960
                                                             ===========        ===========        ===========
Net Assets:

Accumulation Units .....................................     $42,129,137        $40,551,015        $20,919,318
Retained by MONY America in Separate Account A .........             355                 --             16,642
                                                             -----------        -----------        -----------
Total Net Assets .......................................     $42,129,492        $40,551,015        $20,935,960
                                                             ===========        ===========        ===========

                                                           PIMCO StocksPLUS    ProFund    ProFund VP Rising   ProFund VP
                                                          Growth and Income    VP Bear    Rates Opportunity    UltraBull
                                                         ------------------- ----------- ------------------- ------------
Assets:
Shares held in respective Funds ........................       3,259,260        13,272           384,405         324,486
                                                             -----------      --------        ----------      ----------
Investments at cost ....................................     $31,542,645      $339,040        $8,473,996      $7,197,194
                                                             -----------      --------        ----------      ----------
Investment in respective Funds, at net asset value .....     $35,982,227      $330,732        $7,119,177      $6,827,195
Amount due from MONY America ...........................              46             4                --         245,113
Amount due from respective Funds .......................           7,736            40             7,340              --
                                                             -----------      --------        ----------      ----------
  Total assets .........................................     $35,990,009      $330,776        $7,126,517      $7,072,308
                                                             ===========      ========        ==========      ==========
Liabilities:

Amount due to MONY America .............................           7,736            40             7,340              --
Amount due to respective funds .........................              --            --                --         245,113
                                                             -----------      --------        ----------      ----------
  Total liabilities ....................................           7,736            40             7,340         245,113
                                                             -----------      --------        ----------      ----------
Net Assets .............................................     $35,982,273      $330,736        $7,119,177      $6,827,195
                                                             ===========      ========        ==========      ==========
Net Assets:

Accumulation Units .....................................     $35,982,273      $330,736        $7,119,157      $6,827,072
Retained by MONY America in Separate Account A .........              --            --                20             123
                                                             -----------      --------        ----------      ----------
Total Net Assets .......................................     $35,982,273      $330,736        $7,119,177      $6,827,195
                                                             ===========      ========        ==========      ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             UIF Global
                                                            Value Equity
                                                           -------------
Assets:

Shares held in respective Funds ........................       457,379
                                                            ----------
Investments at cost ....................................    $6,649,730
                                                            ----------
Investment in respective Funds, at net asset value .....    $7,528,471
Amount due from MONY America ...........................             8
Amount due from respective Funds .......................         4,456
                                                            ----------
  Total assets .........................................    $7,532,935
                                                            ==========
Liabilities:

Amount due to MONY America .............................         4,456
Amount due to respective funds .........................            --
                                                            ----------
  Total liabilities ....................................         4,456
                                                            ----------
Net Assets .............................................    $7,528,479
                                                            ==========
Net Assets:

Accumulation Units .....................................    $7,528,479
Retained by MONY America in Separate Account A .........            --
                                                            ----------
Total Net Assets .......................................    $7,528,479

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                          Mortality
                                                                                              &
                                                                                           Expense   Unit Fair      Units
             Fund Name                                Option                     Class      Ratio      Value     Outstanding
----------------------------------   ---------------------------------------- ---------- ---------- ----------- ------------
AIM V.I. Financial Services ......   MONY Variable Annuity Option 1            Series I      1.20%   $  10.36       74,773
AIM V.I. Financial Services ......   MONY Variable Annuity Option 2            Series I      1.70%      10.55       65,020
AIM V.I. Financial Services ......   MONY Variable Annuity Option 3            Series I      2.35%      10.39       83,028
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      12.36           --
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 2    Series I      1.95%      11.50           --
AIM V.I. Financial Services ......   MONY Variable Annuity L Share Option 3    Series I      2.80%      11.05           --
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      12.33           --
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 2    Series I      2.00%      11.47          147
AIM V.I. Financial Services ......   MONY Variable Annuity C Share Option 3    Series I      2.85%      11.03           --
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 1            Series I      1.20%   $  13.37      114,062
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 2            Series I      1.70%      13.00      113,589
AIM V.I. Global Health Care ......   MONY Variable Annuity Option 3            Series I      2.35%      12.39      128,499
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 1    Series I      1.45%      14.58           57
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 2    Series I      1.95%      14.71          549
AIM V.I. Global Health Care ......   MONY Variable Annuity L Share Option 3    Series I      2.80%      14.14           --
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 1    Series I      1.50%      14.54          935
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 2    Series I      2.00%      14.68          359
AIM V.I. Global Health Care ......   MONY Variable Annuity C Share Option 3    Series I      2.85%      14.11          568
AIM V.I. Technology ..............   MONY Variable Annuity Option 1            Series I      1.20%   $   9.82       73,449
AIM V.I. Technology ..............   MONY Variable Annuity Option 2            Series I      1.70%       9.61       46,623
AIM V.I. Technology ..............   MONY Variable Annuity Option 3            Series I      2.35%      10.25       41,117
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 1    Series I      1.45%      16.45        2,774
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 2    Series I      1.95%      14.68           --
AIM V.I. Technology ..............   MONY Variable Annuity L Share Option 3    Series I      2.80%      14.11           --
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 1    Series I      1.50%      16.40        3,833
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 2    Series I      2.00%      14.65        1,561
AIM V.I. Technology ..............   MONY Variable Annuity C Share Option 3    Series I      2.85%      14.08           --
All Asset Allocation .............   MONY Master                                   B         1.25%   $  61.97    3,392,911
All Asset Allocation .............   MONY Custom Master                            B         1.35%      10.90    5,513,287
All Asset Allocation .............   MONY Variable Annuity Option 1                B         1.20%      11.67      497,633
All Asset Allocation .............   MONY Variable Annuity Option 2                B         1.70%      11.84      497,752
All Asset Allocation .............   MONY Variable Annuity Option 3                B         2.35%      11.50      254,235
All Asset Allocation .............   MONY Variable Annuity L Share Option 1        B         1.45%      14.98          824
All Asset Allocation .............   MONY Variable Annuity L Share Option 2        B         1.95%      13.73          263
All Asset Allocation .............   MONY Variable Annuity L Share Option 3        B         2.80%      13.20           --
All Asset Allocation .............   MONY Variable Annuity C Share Option 1        B         1.50%      14.94        1,152
All Asset Allocation .............   MONY Variable Annuity C Share Option 2        B         2.00%      13.70        9,733
All Asset Allocation .............   MONY Variable Annuity C Share Option 3        B         2.85%      13.17           --
AXA Aggressive Allocation ........   MONY Master                                   B         1.25%   $  10.01        8,528
AXA Aggressive Allocation ........   MONY Custom Master                            B         1.35%      10.01       23,678
AXA Aggressive Allocation ........   MONY Variable Annuity Option 1                B         1.20%      10.02       43,742
AXA Aggressive Allocation ........   MONY Variable Annuity Option 2                B         1.70%       9.99       25,166
AXA Aggressive Allocation ........   MONY Variable Annuity Option 3                B         2.35%       9.95       34,138
AXA Aggressive Allocation ........   MONY Variable Annuity L Share Option 1        B         1.45%      10.00           --
AXA Aggressive Allocation ........   MONY Variable Annuity L Share Option 2        B         1.95%       9.97           --
AXA Aggressive Allocation ........   MONY Variable Annuity L Share Option 3        B         2.80%       9.93           --
AXA Aggressive Allocation ........   MONY Variable Annuity C Share Option 1        B         1.50%      10.00           --
AXA Aggressive Allocation ........   MONY Variable Annuity C Share Option 2        B         2.00%       9.97           --
AXA Aggressive Allocation ........   MONY Variable Annuity C Share Option 3        B         2.85%       9.92           --
AXA Conservative Allocation ......   MONY Master                                   B         1.25%   $  10.35        1,731
AXA Conservative Allocation ......   MONY Custom Master                            B         1.35%      10.34       25,364
AXA Conservative Allocation ......   MONY Variable Annuity Option 1                B         1.20%      10.35       22,315
AXA Conservative Allocation ......   MONY Variable Annuity Option 2                B         1.70%      10.32       33,148
AXA Conservative Allocation ......   MONY Variable Annuity Option 3                B         2.35%      10.28           --
AXA Conservative Allocation ......   MONY Variable Annuity L Share Option 1        B         1.45%      10.34           --
AXA Conservative Allocation ......   MONY Variable Annuity L Share Option 2        B         1.95%      10.31           --
AXA Conservative Allocation ......   MONY Variable Annuity L Share Option 3        B         2.80%      10.26           --
AXA Conservative Allocation ......   MONY Variable Annuity C Share Option 1        B         1.50%      10.33           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                                                                                  Mortality
                                                                                                      &
                                                                                                   Expense   Unit Fair      Units
                 Fund Name                                    Option                     Class      Ratio      Value     Outstanding
-------------------------------------------  ----------------------------------------  --------- ---------- ----------- -----------
AXA Conservative Allocation ...............  MONY Variable Annuity C Share Option 2        B         2.00%      10.30           --
AXA Conservative Allocation ...............  MONY Variable Annuity C Share Option 3        B         2.85%      10.25           --
AXA Conservative-Plus Allocation ..........  MONY Master                                   B         1.25%    $ 10.21          487
AXA Conservative-Plus Allocation ..........  MONY Custom Master                            B         1.35%      10.21       84,997
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity Option 1                B         1.20%      10.22       37,693
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity Option 2                B         1.70%      10.19       82,083
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity Option 3                B         2.35%      10.15        8,553
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity L Share Option 1        B         1.45%      10.20           --
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity L Share Option 2        B         1.95%      10.17           --
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity L Share Option 3        B         2.80%      10.12           --
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity C Share Option 1        B         1.50%      10.20           --
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity C Share Option 2        B         2.00%      10.17           --
AXA Conservative-Plus Allocation ..........  MONY Variable Annuity C Share Option 3        B         2.85%      10.12           --
AXA Moderate Allocation ...................  MONY Master                                   B         1.25%    $ 10.21       45,787
AXA Moderate Allocation ...................  MONY Custom Master                            B         1.35%      10.20      235,127
AXA Moderate Allocation ...................  MONY Variable Annuity Option 1                B         1.20%      10.21      132,668
AXA Moderate Allocation ...................  MONY Variable Annuity Option 2                B         1.70%      10.18       87,026
AXA Moderate Allocation ...................  MONY Variable Annuity Option 3                B         2.35%      10.15       50,097
AXA Moderate Allocation ...................  MONY Variable Annuity L Share Option 1        B         1.45%      10.20          627
AXA Moderate Allocation ...................  MONY Variable Annuity L Share Option 2        B         1.95%      10.17           --
AXA Moderate Allocation ...................  MONY Variable Annuity L Share Option 3        B         2.80%      10.12           --
AXA Moderate Allocation ...................  MONY Variable Annuity C Share Option 1        B         1.50%      10.20           --
AXA Moderate Allocation ...................  MONY Variable Annuity C Share Option 2        B         2.00%      10.17           --
AXA Moderate Allocation ...................  MONY Variable Annuity C Share Option 3        B         2.85%      10.12           --
AXA Moderate-Plus Allocation ..............  MONY Master                                   B         1.25%    $ 10.14       26,806
AXA Moderate-Plus Allocation ..............  MONY Custom Master                            B         1.35%      10.13       44,505
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity Option 1                B         1.20%      10.14       40,787
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity Option 2                B         1.70%      10.11      179,231
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity Option 3                B         2.35%      10.07      101,843
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity L Share Option 1        B         1.45%      10.13        3,125
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity L Share Option 2        B         1.95%      10.10           --
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity L Share Option 3        B         2.80%      10.05           --
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity C Share Option 1        B         1.50%      10.12           --
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity C Share Option 2        B         2.00%      10.09           --
AXA Moderate-Plus Allocation ..............  MONY Variable Annuity C Share Option 3        B         2.85%      10.05           --
Dreyfus Stock Index Fund, Inc. ............  MONY Custom Master                         Initial      1.35%    $ 10.69    4,131,405
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity Option 1                A         1.20%    $ 12.47      129,235
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity Option 2                A         1.70%      12.64      143,655
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity Option 3                A         2.35%      12.40      118,648
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity L Share Option 1        A         1.45%      17.32        2,673
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity L Share Option 2        A         1.95%      16.03          312
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity L Share Option 3        A         2.80%      15.41          129
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity C Share Option 1        A         1.50%      17.27          236
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity C Share Option 2        A         2.00%      15.99           --
EQ/AllianceBernstein Small Cap Growth .....  MONY Variable Annuity C Share Option 3        A         2.85%      15.37           --
EQ/AllianceBernstein Value ................  MONY Value Master                             A         1.25%    $ 70.27      105,318
EQ/AllianceBernstein Value ................  MONY Variable Annuity Option 1                A         1.20%      11.84      178,467
EQ/AllianceBernstein Value ................  MONY Variable Annuity Option 2                A         1.70%      11.55      142,380
EQ/AllianceBernstein Value ................  MONY Variable Annuity Option 3                A         2.35%      11.60      104,475
EQ/AllianceBernstein Value ................  MONY Variable Annuity L Share Option 1        A         1.45%      16.12          542
EQ/AllianceBernstein Value ................  MONY Variable Annuity L Share Option 2        A         1.95%      15.15          317
EQ/AllianceBernstein Value ................  MONY Variable Annuity L Share Option 3        A         2.80%      14.56          650
EQ/AllianceBernstein Value ................  MONY Variable Annuity C Share Option 1        A         1.50%      16.08        1,423
EQ/AllianceBernstein Value ................  MONY Variable Annuity C Share Option 2        A         2.00%      15.11           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
               Fund Name                                   Option                   Class     Ratio      Value     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/AllianceBernstein Value ............   MONY Variable Annuity C Share Option 3      A        2.85%      14.53           --
EQ/BlackRock Basic Value Equity .......   MONY Custom Master                          B        1.35%    $ 12.19      588,447
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity Option 1              B        1.20%      12.20      342,400
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity Option 2              B        1.70%      12.06      358,489
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity Option 3              B        2.35%      11.88      249,281
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity L Share Option 1      B        1.45%      12.24        1,130
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity L Share Option 2      B        1.95%      12.10        1,071
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity L Share Option 3      B        2.80%      11.86        4,675
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity C Share Option 1      B        1.50%      12.22        6,163
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity C Share Option 2      B        2.00%      12.08        2,591
EQ/BlackRock Basic Value Equity .......   MONY Variable Annuity C Share Option 3      B        2.85%      11.84          642
EQ/Bond Index .........................   MONY Master                                 A        1.25%    $ 26.39      266,990
EQ/Bond Index .........................   MONY Custom Master                          A        1.35%      13.37    1,042,046
EQ/Boston Advisors Equity Income ......   MONY Master                                 A        1.25%    $ 11.88       54,283
EQ/Boston Advisors Equity Income ......   MONY Custom Master                          B        1.35%      14.85    1,872,979
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 1              B        1.20%      15.43      407,611
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 2              B        1.70%      13.99      432,755
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity Option 3              B        2.35%      13.46      340,231
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 1      B        1.45%      17.98        1,448
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 2      B        1.95%      16.82          101
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity L Share Option 3      B        2.80%      16.17        1,659
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 1      B        1.50%      17.93        2,301
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 2      B        2.00%      16.78          886
EQ/Boston Advisors Equity Income ......   MONY Variable Annuity C Share Option 3      B        2.85%      16.14          139
EQ/Calvert Socially Responsible .......   MONY Custom Master                          A        1.35%    $  8.66      392,763
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 1              B        1.20%      11.99       36,001
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 2              B        1.70%      11.85       42,384
EQ/Calvert Socially Responsible .......   MONY Variable Annuity Option 3              B        2.35%      11.68       30,193
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 1      B        1.45%      12.10           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 2      B        1.95%      11.96           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity L Share Option 3      B        2.80%      11.73           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 1      B        1.50%      12.09           --
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 2      B        2.00%      11.95          495
EQ/Calvert Socially Responsible .......   MONY Variable Annuity C Share Option 3      B        2.85%      11.71           --
EQ/Capital Guardian Research ..........   MONY Master                                 A        1.25%    $ 11.57      122,636
EQ/Capital Guardian Research ..........   MONY Custom Master                          A        1.35%       9.69      704,758
EQ/Capital Guardian Research ..........   MONY Variable Annuity Option 1              A        1.20%      15.17      149,809
EQ/Capital Guardian Research ..........   MONY Variable Annuity Option 2              A        1.70%      14.17      119,932
EQ/Capital Guardian Research ..........   MONY Variable Annuity Option 3              A        2.35%      13.61       88,898
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 1      A        1.45%      15.42        1,446
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 2      A        1.95%      14.62          180
EQ/Capital Guardian Research ..........   MONY Variable Annuity L Share Option 3      A        2.80%      14.06          322
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 1      A        1.50%      15.38        3,074
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 2      A        2.00%      14.59          646
EQ/Capital Guardian Research ..........   MONY Variable Annuity C Share Option 3      A        2.85%      14.02           --
EQ/Caywood-Scholl High Yield Bond .....   MONY Master                                 B        1.25%    $ 22.01      405,857
EQ/Caywood-Scholl High Yield Bond .....   MONY Custom Master                          B        1.35%      14.79    1,700,578
EQ/FI Mid Cap .........................   MONY Custom Master                          A        1.35%    $ 16.77      166,194
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 1              A        1.20%      16.96      566,547
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 2              A        1.70%      16.29      630,181
EQ/FI Mid Cap .........................   MONY Variable Annuity Option 3              A        2.35%      15.87      513,390
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 1      A        1.45%      19.91        4,054
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 2      A        1.95%      17.62          193
EQ/FI Mid Cap .........................   MONY Variable Annuity L Share Option 3      A        2.80%      16.94        3,547

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                            Mortality
                                                                                                &
                                                                                             Expense   Unit Fair      Units
               Fund Name                                   Option                   Class     Ratio      Value     Outstanding
---------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 1      A        1.50%      19.86        3,896
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 2      A        2.00%      17.58        1,856
EQ/FI Mid Cap .........................   MONY Variable Annuity C Share Option 3      A        2.85%      16.90           --
EQ/GAMCO Mergers and Acquisitions .....   MONY Custom Master                          B        1.35%    $ 13.20      307,858
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 1              B        1.20%      12.85      103,885
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 2              B        1.70%      12.97      152,474
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity Option 3              B        2.35%      12.10      110,532
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 1      B        1.45%      13.23        2,648
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 2      B        1.95%      12.75           --
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity L Share Option 3      B        2.80%      12.26          680
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 1      B        1.50%      13.20        4,455
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 2      B        2.00%      12.72          407
EQ/GAMCO Mergers and Acquisitions .....   MONY Variable Annuity C Share Option 3      B        2.85%      12.23           --
EQ/GAMCO Small Company Value ..........   MONY Master                                 B        1.25%    $ 99.88      896,406
EQ/GAMCO Small Company Value ..........   MONY Custom Master                          B        1.35%      25.61    3,497,734
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 1              B        1.20%      19.56      888,336
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 2              B        1.70%      18.87      924,400
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity Option 3              B        2.35%      18.38      555,475
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 1      B        1.45%      22.24        9,661
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 2      B        1.95%      19.11          686
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity L Share Option 3      B        2.80%      18.37        1,539
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 1      B        1.50%      22.18        3,894
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 2      B        2.00%      19.07        2,311
EQ/GAMCO Small Company Value ..........   MONY Variable Annuity C Share Option 3      B        2.85%      18.33          130
EQ/Government Securities ..............   MONY Master                                 A        1.25%    $ 16.28      344,944
EQ/Government Securities ..............   MONY Custom Master                          A        1.35%      12.83    1,650,825
EQ/Government Securities ..............   MONY Variable Annuity Option 1              A        1.20%      11.37      869,876
EQ/Government Securities ..............   MONY Variable Annuity Option 2              A        1.70%      11.06      825,791
EQ/Government Securities ..............   MONY Variable Annuity Option 3              A        2.35%      10.64      595,223
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 1      A        1.45%      10.83       17,019
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 2      A        1.95%      10.43        6,278
EQ/Government Securities ..............   MONY Variable Annuity L Share Option 3      A        2.80%      10.03        5,150
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 1      A        1.50%      10.81       17,288
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 2      A        2.00%      10.41        5,320
EQ/Government Securities ..............   MONY Variable Annuity C Share Option 3      A        2.85%      10.01           --
EQ/International Growth ...............   MONY Master                                 B        1.25%    $ 20.44      684,936
EQ/International Growth ...............   MONY Custom Master                          B        1.35%      14.55    1,314,677
EQ/JPMorgan Core Bond .................   MONY Custom Master                          A        1.35%    $ 13.32    1,462,548
EQ/JPMorgan Core Bond .................   MONY Variable Annuity Option 1              A        1.20%      13.82    1,292,354
EQ/JPMorgan Core Bond .................   MONY Variable Annuity Option 2              A        1.70%      13.44    1,327,404
EQ/JPMorgan Core Bond .................   MONY Variable Annuity Option 3              A        2.35%      12.88      659,415
EQ/JPMorgan Core Bond .................   MONY Variable Annuity L Share Option 1      A        1.45%      12.24       17,442
EQ/JPMorgan Core Bond .................   MONY Variable Annuity L Share Option 2      A        1.95%      11.06        2,904
EQ/JPMorgan Core Bond .................   MONY Variable Annuity L Share Option 3      A        2.80%      10.64        5,429
EQ/JPMorgan Core Bond .................   MONY Variable Annuity C Share Option 1      A        1.50%      12.21       21,154
EQ/JPMorgan Core Bond .................   MONY Variable Annuity C Share Option 2      A        2.00%      11.04        2,185
EQ/JPMorgan Core Bond .................   MONY Variable Annuity C Share Option 3      A        2.85%      10.61            2
EQ/Long Term Bond .....................   MONY Master                                 A        1.25%    $ 36.79      283,543
EQ/Long Term Bond .....................   MONY Custom Master                          A        1.35%      14.63    1,271,200
EQ/Long Term Bond .....................   MONY Variable Annuity Option 1              A        1.20%      13.33      267,475
EQ/Long Term Bond .....................   MONY Variable Annuity Option 2              A        1.70%      13.03      318,828
EQ/Long Term Bond .....................   MONY Variable Annuity Option 3              A        2.35%      12.79      202,074
EQ/Long Term Bond .....................   MONY Variable Annuity L Share Option 1      A        1.45%      12.50        3,966
EQ/Long Term Bond .....................   MONY Variable Annuity L Share Option 2      A        1.95%      11.08        1,604

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                           Mortality
                                                                                               &
                                                                                            Expense   Unit Fair      Units
               Fund Name                                  Option                   Class     Ratio      Value     Outstanding
--------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/Long Term Bond ....................   MONY Variable Annuity L Share Option 3      A        2.80%      10.65        3,472
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 1      A        1.50%      12.47        6,223
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 2      A        2.00%      11.06        1,263
EQ/Long Term Bond ....................   MONY Variable Annuity C Share Option 3      A        2.85%      10.63           --
EQ/Lord Abbett Growth and Income .....   MONY Custom Master                          A        1.35%    $ 14.19    1,137,673
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 1              A        1.20%      14.51    1,013,981
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 2              A        1.70%      14.13      853,495
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity Option 3              A        2.35%      13.25      524,111
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 1      A        1.45%      17.72       13,192
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 2      A        1.95%      15.66        2,115
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity L Share Option 3      A        2.80%      15.06        2,405
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 1      A        1.50%      17.68        3,708
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 2      A        2.00%      15.63        2,040
EQ/Lord Abbett Growth and Income .....   MONY Variable Annuity C Share Option 3      A        2.85%      15.02           --
EQ/Lord Abbett Mid Cap Value .........   MONY Custom Master                          A        1.35%    $ 15.11    1,117,888
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 1              A        1.20%      15.40      628,686
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 2              A        1.70%      15.37      685,538
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity Option 3              A        2.35%      14.21      312,404
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 1      A        1.45%      18.43        3,352
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 2      A        1.95%      17.03          336
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity L Share Option 3      A        2.80%      16.37          989
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity C Share Option 1      A        1.50%      18.39        2,520
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity C Share Option 2      A        2.00%      16.99        1,079
EQ/Lord Abbett Mid Cap Value .........   MONY Variable Annuity C Share Option 3      A        2.85%      16.34          132
EQ/Marsico Focus .....................   MONY Custom Master                          B        1.35%    $ 12.85    2,049,590
EQ/Money Market ......................   MONY Master                                 A        1.25%    $ 10.80    1,604,816
EQ/Money Market ......................   MONY Value Master                           A        1.25%      10.80       35,839
EQ/Money Market ......................   MONY Custom Master                          A        1.35%      10.77    3,268,106
EQ/Money Market ......................   MONY Variable Annuity Option 1              A        1.20%      10.81    1,182,243
EQ/Money Market ......................   MONY Variable Annuity Option 2              A        1.70%      10.69      580,027
EQ/Money Market ......................   MONY Variable Annuity Option 3              A        2.35%      10.53      644,650
EQ/Money Market ......................   MONY Variable Annuity L Share Option 1      A        1.45%      10.75        3,569
EQ/Money Market ......................   MONY Variable Annuity L Share Option 2      A        1.95%      10.63       14,078
EQ/Money Market ......................   MONY Variable Annuity L Share Option 3      A        2.80%      10.42       35,594
EQ/Money Market ......................   MONY Variable Annuity C Share Option 1      A        1.50%      10.74        5,670
EQ/Money Market ......................   MONY Variable Annuity C Share Option 2      A        2.00%      10.61          488
EQ/Money Market ......................   MONY Variable Annuity C Share Option 3      A        2.85%      10.41           --
EQ/Montag & Caldwell Growth ..........   MONY Custom Master                          B        1.35%    $ 12.04    8,542,516
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity Option 1              B        1.20%      12.56    1,081,298
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity Option 2              B        1.70%      11.92    1,195,392
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity Option 3              B        2.35%      11.53      740,646
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity L Share Option 1      B        1.45%      15.00       13,149
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity L Share Option 2      B        1.95%      14.40          827
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity L Share Option 3      B        2.80%      13.84        1,641
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity C Share Option 1      B        1.50%      14.96        2,914
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity C Share Option 2      B        2.00%      14.36        6,922
EQ/Montag & Caldwell Growth ..........   MONY Variable Annuity C Share Option 3      B        2.85%      13.81           --
EQ/PIMCO Real Return .................   MONY Custom Master                          B        1.35%    $ 12.26      444,115
EQ/PIMCO Real Return .................   MONY Variable Annuity Option 1              B        1.20%      12.40      324,629
EQ/PIMCO Real Return .................   MONY Variable Annuity Option 2              B        1.70%      12.10      448,175
EQ/PIMCO Real Return .................   MONY Variable Annuity Option 3              B        2.35%      11.61      119,459
EQ/PIMCO Real Return .................   MONY Variable Annuity L Share Option 1      B        1.45%      12.04        5,304
EQ/PIMCO Real Return .................   MONY Variable Annuity L Share Option 2      B        1.95%      10.96          411
EQ/PIMCO Real Return .................   MONY Variable Annuity L Share Option 3      B        2.80%      10.54        2,712

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007


                                                                                                Mortality
                                                                                                    &
                                                                                                 Expense   Unit Fair      Units
                 Fund Name                                     Option                   Class     Ratio      Value     Outstanding
-------------------------------------------   ---------------------------------------- ------- ---------- ----------- ------------
EQ/PIMCO Real Return ......................   MONY Variable Annuity C Share Option 1      B        1.50%      12.01        6,740
EQ/PIMCO Real Return ......................   MONY Variable Annuity C Share Option 2      B        2.00%      10.94        1,232
EQ/PIMCO Real Return ......................   MONY Variable Annuity C Share Option 3      B        2.85%      10.52           --
EQ/Short Duration Bond ....................   MONY Custom Master                          B        1.35%    $ 10.71      167,715
EQ/Short Duration Bond ....................   MONY Variable Annuity Option 1              B        1.20%      10.74       92,906
EQ/Short Duration Bond ....................   MONY Variable Annuity Option 2              B        1.70%      10.54      143,973
EQ/Short Duration Bond ....................   MONY Variable Annuity Option 3              B        2.35%      10.20       60,197
EQ/Short Duration Bond ....................   MONY Variable Annuity L Share Option 1      B        1.45%      10.67        1,052
EQ/Short Duration Bond ....................   MONY Variable Annuity L Share Option 2      B        1.95%      10.41           --
EQ/Short Duration Bond ....................   MONY Variable Annuity L Share Option 3      B        2.80%      10.01        1,191
EQ/Short Duration Bond ....................   MONY Variable Annuity C Share Option 1      B        1.50%      10.64        1,280
EQ/Short Duration Bond ....................   MONY Variable Annuity C Share Option 2      B        2.00%      10.38          100
EQ/Short Duration Bond ....................   MONY Variable Annuity C Share Option 3      B        2.85%       9.98           --
EQ/Small Company Index ....................   MONY Value Master                           A        1.25%    $ 69.96       11,115
EQ/Small Company Index ....................   MONY Variable Annuity Option 1              A        1.20%      17.65      175,510
EQ/Small Company Index ....................   MONY Variable Annuity Option 2              A        1.70%      17.31      175,276
EQ/Small Company Index ....................   MONY Variable Annuity Option 3              A        2.35%      16.80       94,407
EQ/Small Company Index ....................   MONY Variable Annuity L Share Option 1      A        1.45%      18.87          665
EQ/Small Company Index ....................   MONY Variable Annuity L Share Option 2      A        1.95%      17.72          205
EQ/Small Company Index ....................   MONY Variable Annuity L Share Option 3      A        2.80%      17.03        1,106
EQ/Small Company Index ....................   MONY Variable Annuity C Share Option 1      A        1.50%      18.82        5,298
EQ/Small Company Index ....................   MONY Variable Annuity C Share Option 2      A        2.00%      17.68          851
EQ/Small Company Index ....................   MONY Variable Annuity C Share Option 3      A        2.85%      16.99          127
EQ/T. Rowe Price Growth Stock .............   MONY Master                                 B        1.25%    $ 46.62    1,082,436
EQ/T. Rowe Price Growth Stock .............   MONY Custom Master                          B        1.35%      10.32    3,097,303
EQ/UBS Growth and Income ..................   MONY Custom Master                          B        1.35%    $ 13.04    4,058,934
EQ/UBS Growth and Income ..................   MONY Variable Annuity Option 1              B        1.20%      12.88      241,384
EQ/UBS Growth and Income ..................   MONY Variable Annuity Option 2              B        1.70%      12.91      277,764
EQ/UBS Growth and Income ..................   MONY Variable Annuity Option 3              B        2.35%      12.63      212,333
EQ/UBS Growth and Income ..................   MONY Variable Annuity L Share Option 1      B        1.45%      16.85          519
EQ/UBS Growth and Income ..................   MONY Variable Annuity L Share Option 2      B        1.95%      15.69          592
EQ/UBS Growth and Income ..................   MONY Variable Annuity L Share Option 3      B        2.80%      15.09           --
EQ/UBS Growth and Income ..................   MONY Variable Annuity C Share Option 1      B        1.50%      16.81           --
EQ/UBS Growth and Income ..................   MONY Variable Annuity C Share Option 2      B        2.00%      15.66        1,689
EQ/UBS Growth and Income ..................   MONY Variable Annuity C Share Option 3      B        2.85%      15.05           --
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity Option 1              A        1.20%    $ 37.02      208,439
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity Option 2              A        1.70%      37.39      184,157
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity Option 3              A        2.35%      36.66      131,877
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity L Share Option 1      A        1.45%      47.63        1,725
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity L Share Option 2      A        1.95%      42.49          170
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity L Share Option 3      A        2.80%      40.84          636
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity C Share Option 1      A        1.50%      47.50        8,778
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity C Share Option 2      A        2.00%      42.39        2,212
EQ/Van Kampen Emerging Markets Equity .....   MONY Variable Annuity C Share Option 3      A        2.85%      40.75          113
EQ/Van Kampen Mid Cap Growth ..............   MONY Custom Master                          A        1.35%    $ 18.21      616,094
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity Option 1              A        1.20%      10.91      709,131
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity Option 2              A        1.70%      11.77      681,613
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity Option 3              A        2.35%      10.50      462,277
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity L Share Option 1      A        1.45%      18.31        1,568
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity L Share Option 2      A        1.95%      15.98          321
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity L Share Option 3      A        2.80%      15.36        1,092
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity C Share Option 1      A        1.50%      18.27        4,892
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity C Share Option 2      A        2.00%      15.94        1,168
EQ/Van Kampen Mid Cap Growth ..............   MONY Variable Annuity C Share Option 3      A        2.85%      15.33           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007



                                                                                                          Mortality
                                                                                                              &
                                                                                                           Expense
                  Fund Name                                    Option                         Class         Ratio
--------------------------------------------- ----------------------------------------   --------------- ----------
EQ/Van Kampen Real Estate ................... MONY Custom Master                               A             1.35%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity Option 1                   A             1.20%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity Option 2                   A             1.70%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity Option 3                   A             2.35%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity L Share Option 1           A             1.45%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity L Share Option 2           A             1.95%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity L Share Option 3           A             2.80%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity C Share Option 1           A             1.50%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity C Share Option 2           A             2.00%
EQ/Van Kampen Real Estate ................... MONY Variable Annuity C Share Option 3           A             2.85%
Fidelity VIP Contrafund(R) .................. MONY Custom Master                            Service          1.35%
Franklin Income Securities .................. MONY Custom Master                               2             1.35%
Franklin Income Securities .................. MONY Variable Annuity Option 1                   2             1.20%
Franklin Income Securities .................. MONY Variable Annuity Option 2                   2             1.70%
Franklin Income Securities .................. MONY Variable Annuity Option 3                   2             2.35%
Franklin Income Securities .................. MONY Variable Annuity L Share Option 1           2             1.45%
Franklin Income Securities .................. MONY Variable Annuity L Share Option 2           2             1.95%
Franklin Income Securities .................. MONY Variable Annuity L Share Option 3           2             2.80%
Franklin Income Securities .................. MONY Variable Annuity C Share Option 1           2             1.50%
Franklin Income Securities .................. MONY Variable Annuity C Share Option 2           2             2.00%
Franklin Income Securities .................. MONY Variable Annuity C Share Option 3           2             2.85%
Franklin Rising Dividends Securities ........ MONY Custom Master                               2             1.35%
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 1                   2             1.20%
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 2                   2             1.70%
Franklin Rising Dividends Securities ........ MONY Variable Annuity Option 3                   2             2.35%
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 1           2             1.45%
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 2           2             1.95%
Franklin Rising Dividends Securities ........ MONY Variable Annuity L Share Option 3           2             2.80%
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 1           2             1.50%
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 2           2             2.00%
Franklin Rising Dividends Securities ........ MONY Variable Annuity C Share Option 3           2             2.85%
Franklin Zero Coupon 2010 ................... MONY Custom Master                               2             1.35%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 1                   2             1.20%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 2                   2             1.70%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity Option 3                   2             2.35%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 1           2             1.45%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 2           2             1.95%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity L Share Option 3           2             2.80%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 1           2             1.50%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 2           2             2.00%
Franklin Zero Coupon 2010 ................... MONY Variable Annuity C Share Option 3           2             2.85%
Janus Aspen Series Balanced ................. MONY Custom Master                         Institutional       1.35%
Janus Aspen Series Forty .................... MONY Custom Master                         Institutional       1.35%
Janus Aspen Series Forty .................... MONY Variable Annuity Option 1                Service          1.20%
Janus Aspen Series Forty .................... MONY Variable Annuity Option 2                Service          1.70%
Janus Aspen Series Forty .................... MONY Variable Annuity Option 3                Service          2.35%
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 1        Service          1.45%
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 2        Service          1.95%
Janus Aspen Series Forty .................... MONY Variable Annuity L Share Option 3        Service          2.80%
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 1        Service          1.50%
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 2        Service          2.00%
Janus Aspen Series Forty .................... MONY Variable Annuity C Share Option 3        Service          2.85%
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 1                Service          1.20%
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 2                Service          1.70%



                                                  Unit Fair      Units
                  Fund Name                         Value     Outstanding
---------------------------------------------    ----------- ------------
EQ/Van Kampen Real Estate ...................     $  21.12      602,850
EQ/Van Kampen Real Estate ...................        23.08      336,521
EQ/Van Kampen Real Estate ...................        21.40      316,352
EQ/Van Kampen Real Estate ...................        21.40      164,652
EQ/Van Kampen Real Estate ...................        24.61        2,799
EQ/Van Kampen Real Estate ...................        20.60          164
EQ/Van Kampen Real Estate ...................        19.81        2,994
EQ/Van Kampen Real Estate ...................        24.55        8,697
EQ/Van Kampen Real Estate ...................        20.56          958
EQ/Van Kampen Real Estate ...................        19.76          239
Fidelity VIP Contrafund(R) ..................     $  16.57    4,309,960
Franklin Income Securities ..................     $  16.15    1,026,999
Franklin Income Securities ..................        16.29    1,054,022
Franklin Income Securities ..................        15.65    1,274,513
Franklin Income Securities ..................        15.21      639,433
Franklin Income Securities ..................        16.20        8,504
Franklin Income Securities ..................        15.56        2,430
Franklin Income Securities ..................        14.96        1,609
Franklin Income Securities ..................        16.16       15,711
Franklin Income Securities ..................        15.52        2,103
Franklin Income Securities ..................        14.92           74
Franklin Rising Dividends Securities ........     $  14.89      358,103
Franklin Rising Dividends Securities ........        14.96      182,045
Franklin Rising Dividends Securities ........        14.51      222,750
Franklin Rising Dividends Securities ........        13.68      130,496
Franklin Rising Dividends Securities ........        15.02        7,250
Franklin Rising Dividends Securities ........        14.27          200
Franklin Rising Dividends Securities ........        13.71          384
Franklin Rising Dividends Securities ........        14.99          371
Franklin Rising Dividends Securities ........        14.23          964
Franklin Rising Dividends Securities ........        13.68           --
Franklin Zero Coupon 2010 ...................     $  10.76      177,221
Franklin Zero Coupon 2010 ...................        10.55      104,565
Franklin Zero Coupon 2010 ...................        10.43      115,403
Franklin Zero Coupon 2010 ...................        10.34       35,889
Franklin Zero Coupon 2010 ...................        11.05          118
Franklin Zero Coupon 2010 ...................        10.60           --
Franklin Zero Coupon 2010 ...................        10.19          524
Franklin Zero Coupon 2010 ...................        11.03        5,315
Franklin Zero Coupon 2010 ...................        10.57          612
Franklin Zero Coupon 2010 ...................        10.17           --
Janus Aspen Series Balanced .................     $  14.08    2,761,884
Janus Aspen Series Forty ....................     $  15.05    1,997,448
Janus Aspen Series Forty ....................        18.98      374,145
Janus Aspen Series Forty ....................        19.38      228,886
Janus Aspen Series Forty ....................        18.69      157,757
Janus Aspen Series Forty ....................        21.23          628
Janus Aspen Series Forty ....................        20.98          956
Janus Aspen Series Forty ....................        20.17           --
Janus Aspen Series Forty ....................        21.17        2,649
Janus Aspen Series Forty ....................        20.93        1,620
Janus Aspen Series Forty ....................        20.12          610
Janus Aspen Series International Growth .....     $  27.54      630,845
Janus Aspen Series International Growth .....        28.80      602,248

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                         Mortality
                                                                                                             &
                                                                                                          Expense
                  Fund Name                                    Option                        Class         Ratio
--------------------------------------------- ---------------------------------------- ---------------- ----------
Janus Aspen Series International Growth ..... MONY Variable Annuity Option 3                Service         2.35%
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 1        Service         1.45%
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 2        Service         1.95%
Janus Aspen Series International Growth ..... MONY Variable Annuity L Share Option 3        Service         2.80%
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 1        Service         1.50%
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 2        Service         2.00%
Janus Aspen Series International Growth ..... MONY Variable Annuity C Share Option 3        Service         2.85%
Janus Aspen Series Mid Cap Growth ........... MONY Custom Master                         Institutional      1.35%
Janus Aspen Series Worldwide Growth ......... MONY Custom Master                         Institutional      1.35%
MFS(R) Utilities ............................ MONY Variable Annuity Option 1                Initial         1.20%
MFS(R) Utilities ............................ MONY Variable Annuity Option 2                Initial         1.70%
MFS(R) Utilities ............................ MONY Variable Annuity Option 3                Initial         2.35%
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 1        Initial         1.45%
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 2        Initial         1.95%
MFS(R) Utilities ............................ MONY Variable Annuity L Share Option 3        Initial         2.80%
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 1        Initial         1.50%
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 2        Initial         2.00%
MFS(R) Utilities ............................ MONY Variable Annuity C Share Option 3        Initial         2.85%
Multimanager High Yield ..................... MONY Variable Annuity Option 1                   A            1.20%
Multimanager High Yield ..................... MONY Variable Annuity Option 2                   A            1.70%
Multimanager High Yield ..................... MONY Variable Annuity Option 3                   A            2.35%
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 1           A            1.45%
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 2           A            1.95%
Multimanager High Yield ..................... MONY Variable Annuity L Share Option 3           A            2.80%
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 1           A            1.50%
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 2           A            2.00%
Multimanager High Yield ..................... MONY Variable Annuity C Share Option 3           A            2.85%
Multimanager Small Cap Growth ............... MONY Custom Master                               B            1.35%
Multimanager Small Cap Growth ............... MONY Variable Annuity Option 1                   B            1.20%
Multimanager Small Cap Growth ............... MONY Variable Annuity Option 2                   B            1.70%
Multimanager Small Cap Growth ............... MONY Variable Annuity Option 3                   B            2.35%
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 1           B            1.45%
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 2           B            1.95%
Multimanager Small Cap Growth ............... MONY Variable Annuity L Share Option 3           B            2.80%
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 1           B            1.50%
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 2           B            2.00%
Multimanager Small Cap Growth ............... MONY Variable Annuity C Share Option 3           B            2.85%
Oppenheimer Global Securities ............... MONY Custom Master                            Service         1.35%
Oppenheimer Global Securities ............... MONY Variable Annuity Option 1                Service         1.20%
Oppenheimer Global Securities ............... MONY Variable Annuity Option 2                Service         1.70%
Oppenheimer Global Securities ............... MONY Variable Annuity Option 3                Service         2.35%
Oppenheimer Global Securities ............... MONY Variable Annuity L Share Option 1        Service         1.45%
Oppenheimer Global Securities ............... MONY Variable Annuity L Share Option 2        Service         1.95%
Oppenheimer Global Securities ............... MONY Variable Annuity L Share Option 3        Service         2.80%
Oppenheimer Global Securities ............... MONY Variable Annuity C Share Option 1        Service         1.50%
Oppenheimer Global Securities ............... MONY Variable Annuity C Share Option 2        Service         2.00%
Oppenheimer Global Securities ............... MONY Variable Annuity C Share Option 3        Service         2.85%
PIMCO Global Bond (Unhedged) ................ MONY Custom Master                        Administrative      1.35%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity Option 1            Administrative      1.20%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity Option 2            Administrative      1.70%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity Option 3            Administrative      2.35%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity L Share Option 1    Administrative      1.45%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity L Share Option 2    Administrative      1.95%
PIMCO Global Bond (Unhedged) ................ MONY Variable Annuity L Share Option 3    Administrative      2.80%





                                                Unit Fair      Units
                  Fund Name                       Value     Outstanding
---------------------------------------------- ----------- ------------
Janus Aspen Series International Growth .....      27.66      518,962
Janus Aspen Series International Growth .....      37.35        4,733
Janus Aspen Series International Growth .....      35.86          643
Janus Aspen Series International Growth .....      34.47        1,861
Janus Aspen Series International Growth .....      37.25       12,038
Janus Aspen Series International Growth .....      35.77        3,007
Janus Aspen Series International Growth .....      34.39           --
Janus Aspen Series Mid Cap Growth ...........    $ 10.97    2,242,169
Janus Aspen Series Worldwide Growth .........    $ 10.83    2,357,570
MFS(R) Utilities ............................    $ 28.61      220,173
MFS(R) Utilities ............................      27.18      183,058
MFS(R) Utilities ............................      24.52      110,435
MFS(R) Utilities ............................      36.05          527
MFS(R) Utilities ............................      28.36           --
MFS(R) Utilities ............................      27.27           --
MFS(R) Utilities ............................      35.95        7,532
MFS(R) Utilities ............................      28.30          691
MFS(R) Utilities ............................      27.20          254
Multimanager High Yield .....................    $ 14.64      468,645
Multimanager High Yield .....................      14.20      393,689
Multimanager High Yield .....................      13.76      211,992
Multimanager High Yield .....................      14.26        9,039
Multimanager High Yield .....................      12.31        1,526
Multimanager High Yield .....................      11.84        1,522
Multimanager High Yield .....................      14.22        9,637
Multimanager High Yield .....................      12.28        2,864
Multimanager High Yield .....................      11.81           --
Multimanager Small Cap Growth ...............    $ 18.99    1,431,540
Multimanager Small Cap Growth ...............      12.91      395,880
Multimanager Small Cap Growth ...............      12.48      427,713
Multimanager Small Cap Growth ...............      11.86      365,192
Multimanager Small Cap Growth ...............      17.10        1,728
Multimanager Small Cap Growth ...............      15.42          366
Multimanager Small Cap Growth ...............      14.83          324
Multimanager Small Cap Growth ...............      17.06        5,502
Multimanager Small Cap Growth ...............      15.39        1,922
Multimanager Small Cap Growth ...............      14.79           --
Oppenheimer Global Securities ...............    $ 21.96      879,138
Oppenheimer Global Securities ...............      22.22      417,130
Oppenheimer Global Securities ...............      21.93      371,734
Oppenheimer Global Securities ...............      18.97      179,536
Oppenheimer Global Securities ...............      22.53        3,674
Oppenheimer Global Securities ...............      21.15        1,258
Oppenheimer Global Securities ...............      20.33        2,900
Oppenheimer Global Securities ...............      22.47        8,804
Oppenheimer Global Securities ...............      21.10        2,421
Oppenheimer Global Securities ...............      20.28           --
PIMCO Global Bond (Unhedged) ................    $ 14.57      444,312
PIMCO Global Bond (Unhedged) ................      15.19      447,782
PIMCO Global Bond (Unhedged) ................      14.76      342,780
PIMCO Global Bond (Unhedged) ................      14.35      170,551
PIMCO Global Bond (Unhedged) ................      13.46        2,234
PIMCO Global Bond (Unhedged) ................      11.53        1,205
PIMCO Global Bond (Unhedged) ................      11.09        2,356

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2007

                                                                                                     Mortality
                                                                                                         &
                                                                                                      Expense
                Fund Name                                  Option                        Class         Ratio
----------------------------------------- ---------------------------------------- ---------------- ----------
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 1    Administrative      1.50%
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 2    Administrative      2.00%
PIMCO Global Bond (Unhedged) ............ MONY Variable Annuity C Share Option 3    Administrative      2.85%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 1            Administrative      1.20%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 2            Administrative      1.70%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity Option 3            Administrative      2.35%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 1    Administrative      1.45%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 2    Administrative      1.95%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity L Share Option 3    Administrative      2.80%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 1    Administrative      1.50%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 2    Administrative      2.00%
PIMCO StocksPLUS Growth and Income ...... MONY Variable Annuity C Share Option 3    Administrative      2.85%
ProFund VP Bear ......................... MONY Custom Master                           Insurance        1.35%
ProFund VP Bear ......................... MONY Variable Annuity Option 1               Insurance        1.20%
ProFund VP Bear ......................... MONY Variable Annuity Option 2               Insurance        1.70%
ProFund VP Bear ......................... MONY Variable Annuity Option 3               Insurance        2.35%
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 1       Insurance        1.45%
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 2       Insurance        1.95%
ProFund VP Bear ......................... MONY Variable Annuity L Share Option 3       Insurance        2.80%
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 1       Insurance        1.50%
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 2       Insurance        2.00%
ProFund VP Bear ......................... MONY Variable Annuity C Share Option 3       Insurance        2.85%
ProFund VP Rising Rates Opportunity ..... MONY Custom Master                           Insurance        1.35%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 1               Insurance        1.20%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 2               Insurance        1.70%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity Option 3               Insurance        2.35%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 1       Insurance        1.45%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 2       Insurance        1.95%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity L Share Option 3       Insurance        2.80%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 1       Insurance        1.50%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 2       Insurance        2.00%
ProFund VP Rising Rates Opportunity ..... MONY Variable Annuity C Share Option 3       Insurance        2.85%
ProFund VP UltraBull .................... MONY Custom Master                           Insurance        1.35%
ProFund VP UltraBull .................... MONY Variable Annuity Option 1               Insurance        1.20%
ProFund VP UltraBull .................... MONY Variable Annuity Option 2               Insurance        1.70%
ProFund VP UltraBull .................... MONY Variable Annuity Option 3               Insurance        2.35%
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 1       Insurance        1.45%
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 2       Insurance        1.95%
ProFund VP UltraBull .................... MONY Variable Annuity L Share Option 3       Insurance        2.80%
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 1       Insurance        1.50%
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 2       Insurance        2.00%
ProFund VP UltraBull .................... MONY Variable Annuity C Share Option 3       Insurance        2.85%
UIF Global Value Equity ................. MONY Variable Annuity Option 1                   I            1.20%
UIF Global Value Equity ................. MONY Variable Annuity Option 2                   I            1.70%
UIF Global Value Equity ................. MONY Variable Annuity Option 3                   I            2.35%
UIF Global Value Equity ................. MONY Variable Annuity L Share Option 1           I            1.45%
UIF Global Value Equity ................. MONY Variable Annuity L Share Option 2           I            1.95%
UIF Global Value Equity ................. MONY Variable Annuity L Share Option 3           I            2.80%
UIF Global Value Equity ................. MONY Variable Annuity C Share Option 1           I            1.50%
UIF Global Value Equity ................. MONY Variable Annuity C Share Option 2           I            2.00%
UIF Global Value Equity ................. MONY Variable Annuity C Share Option 3           I            2.85%



                                            Unit Fair      Units
                Fund Name                     Value     Outstanding
-----------------------------------------  ----------- ------------
PIMCO Global Bond (Unhedged) ............      13.42        2,629
PIMCO Global Bond (Unhedged) ............      11.50        2,761
PIMCO Global Bond (Unhedged) ............      11.06           --
PIMCO StocksPLUS Growth and Income ......    $ 14.32      852,781
PIMCO StocksPLUS Growth and Income ......      13.76      939,235
PIMCO StocksPLUS Growth and Income ......      13.41      779,744
PIMCO StocksPLUS Growth and Income ......      17.30        5,924
PIMCO StocksPLUS Growth and Income ......      15.31        2,012
PIMCO StocksPLUS Growth and Income ......      14.72        2,899
PIMCO StocksPLUS Growth and Income ......      17.25        7,706
PIMCO StocksPLUS Growth and Income ......      15.27        4,890
PIMCO StocksPLUS Growth and Income ......      14.68           --
ProFund VP Bear .........................    $  6.31       38,052
ProFund VP Bear .........................       6.32        6,368
ProFund VP Bear .........................       6.80        2,003
ProFund VP Bear .........................       6.02        6,114
ProFund VP Bear .........................       6.18           --
ProFund VP Bear .........................       6.24           --
ProFund VP Bear .........................       6.00           --
ProFund VP Bear .........................       6.17           --
ProFund VP Bear .........................       6.23           --
ProFund VP Bear .........................       5.99           --
ProFund VP Rising Rates Opportunity .....    $  7.92       96,834
ProFund VP Rising Rates Opportunity .....       8.71      588,907
ProFund VP Rising Rates Opportunity .....       8.52       75,763
ProFund VP Rising Rates Opportunity .....       8.25       56,817
ProFund VP Rising Rates Opportunity .....       7.91        6,311
ProFund VP Rising Rates Opportunity .....       7.96          170
ProFund VP Rising Rates Opportunity .....       7.65        1,138
ProFund VP Rising Rates Opportunity .....       7.89        4,560
ProFund VP Rising Rates Opportunity .....       7.94          725
ProFund VP Rising Rates Opportunity .....       7.63          700
ProFund VP UltraBull ....................    $ 19.74       74,392
ProFund VP UltraBull ....................      17.71       63,189
ProFund VP UltraBull ....................      16.94       98,376
ProFund VP UltraBull ....................      18.67      132,356
ProFund VP UltraBull ....................      20.24        2,380
ProFund VP UltraBull ....................      18.59          239
ProFund VP UltraBull ....................      17.87        1,656
ProFund VP UltraBull ....................      20.19          755
ProFund VP UltraBull ....................      18.55          253
ProFund VP UltraBull ....................      17.83           --
UIF Global Value Equity .................    $ 14.98      224,820
UIF Global Value Equity .................      14.71      173,282
UIF Global Value Equity .................      14.10      106,061
UIF Global Value Equity .................      18.57        2,760
UIF Global Value Equity .................      18.08          382
UIF Global Value Equity .................      17.38           --
UIF Global Value Equity .................      18.52        2,853
UIF Global Value Equity .................      18.03          232
UIF Global Value Equity .................      17.34           --

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        AIM V.I. Financial   AIM V.I. Global    AIM V.I.       All Asset
                                                             Services          Health Care     Technology     Allocation
                                                       -------------------- ----------------- ------------ ----------------
Income:
 Dividend income .....................................    $      50,089         $      --      $       --   $   10,429,975
Expenses:
Mortality and expense risk charges ...................          (54,562)          (85,903)        (31,426)      (4,137,394)
                                                          -------------         ---------      ----------   --------------
Net investment income/(loss) .........................           (4,473)          (85,903)        (31,426)       6,292,581
                                                          -------------         ---------      ----------   --------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          181,304           332,809         149,480      (13,934,145)
 Realized gain distributions .........................          189,092                --              --               --
                                                          -------------         ---------      ----------   --------------
Realized gain/(loss) .................................          370,396           332,809         149,480      (13,934,145)
                                                          -------------         ---------      ----------   --------------
Change in unrealized appreciation/(depreciation) .....       (1,102,922)          213,742         (23,915)      18,458,417
                                                          -------------         ---------      ----------   --------------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $    (736,999)        $ 460,648      $   94,139   $   10,816,853
                                                          =============         =========      ==========   ==============

                                                                                                   AXA
                                                        AXA Aggressive   AXA Conservative   Conservative-Plus
                                                        Allocation (a)    Allocation (a)     Allocation (a)
                                                       ---------------- ------------------ ------------------
Income:
 Dividend income .....................................    $  31,965         $   30,140         $   70,366
Expenses:
Mortality and expense risk charges ...................       (5,931)            (3,768)           (11,828)
                                                          ---------         ----------         ----------
Net investment income/(loss) .........................       26,034             26,372             58,538
                                                          ---------         ----------         ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         (286)             2,257               (817)
 Realized gain distributions .........................       27,820             10,766             30,936
                                                          ---------         ----------         ----------
Realized gain/(loss) .................................       27,534             13,023             30,119
                                                          ---------         ----------         ----------
Change in unrealized appreciation/(depreciation) .....      (73,118)           (27,507)           (68,123)
                                                          ---------         ----------         ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $ (19,550)        $   11,888         $   20,534
                                                          =========         ==========         ==========

----------
(a)  Commenced operations on June 15, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                               AXA
                                                         AXA Moderate     Moderate-Plus     Dreyfus Stock    EQ/AllianceBernstein
                                                        Allocation (a)   Allocation (a)   Index Fund, Inc.   Small Cap Growth (b)
                                                       ---------------- ---------------- ------------------ ----------------------
Income:
 Dividend income .....................................   $   166,206       $   80,939        $  840,380          $        --
Expenses:
Mortality and expense risk charges ...................       (20,582)         (16,122)         (684,077)             (32,647)
                                                         -----------       ----------        ----------          -----------
Net investment income/(loss) .........................       145,624           64,817           156,303              (32,647)
                                                         -----------       ----------        ----------          -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         8,994           (6,569)        1,425,381              162,664
 Realized gain distributions .........................        44,759           54,953                --              610,637
                                                         -----------       ----------        ----------          -----------
Realized gain/(loss) .................................        53,753           48,384         1,425,381              773,301
                                                         -----------       ----------        ----------          -----------
Change in unrealized appreciation/(depreciation) .....      (169,124)        (153,006)          534,998             (504,203)
                                                         -----------       ----------        ----------          -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $    30,253       $  (39,805)       $2,116,682          $   236,451
                                                         ===========       ==========        ==========          ===========


                                                        EQ/AllianceBernstein      EQ/BlackRock
                                                              Value (c)        Basic Value Equity   EQ/Bond Index
                                                       ---------------------- -------------------- --------------
Income:
 Dividend income .....................................       $  213,581          $     212,095       $1,091,444
Expenses:
Mortality and expense risk charges ...................          (22,639)              (106,749)        (310,978)
                                                             ----------          -------------       ----------
Net investment income/(loss) .........................          190,942                105,346          780,466
                                                             ----------          -------------       ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          (17,248)               442,101         (879,132)
 Realized gain distributions .........................          771,151              1,440,338               --
                                                             ----------          -------------       ----------
Realized gain/(loss) .................................          753,903              1,882,439         (879,132)
                                                             ----------          -------------       ----------
Change in unrealized appreciation/(depreciation) .....         (987,450)            (2,028,707)       1,245,082
                                                             ----------          -------------       ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................       $  (42,605)         $     (40,922)      $1,146,416
                                                             ==========          =============       ==========

----------
(a) Commenced operations on June 15, 2007.
(b) Commenced operations on August 17, 2007.
(c) Commenced operations on November 16, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Boston Advisors       EQ/Calvert        EQ/Capital Guardian
                                                          Equity Income     Socially Responsible         Research
                                                       ------------------- ---------------------- ---------------------
Income:
 Dividend income .....................................    $     856,440         $    18,739            $  170,808
Expenses:
Mortality and expense risk charges ...................         (772,668)            (70,323)              (33,183)
                                                          -------------         -----------            ----------
Net investment income/(loss) .........................           83,772             (51,584)              137,625
                                                          -------------         -----------            ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        4,354,400            (123,368)              150,391
 Realized gain distributions .........................        3,175,740             210,995               146,503
                                                          -------------         -----------            ----------
Realized gain/(loss) .................................        7,530,140              87,627               296,894
                                                          -------------         -----------            ----------
Change in unrealized appreciation/(depreciation) .....       (6,232,866)            462,698              (616,447)
                                                          -------------         -----------            ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   1,381,046         $   498,741            $ (181,928)
                                                          =============         ===========            ==========

                                                        EQ/Caywood-Scholl       EQ/FI             EQ/GAMCO
                                                         High Yield Bond       Mid Cap          Mergers and          EQ/GAMCO
                                                                                                Acquisitions    Small Company Value
                                                       ------------------- ---------------  ------------------ --------------------
Income:
 Dividend income .....................................    $   2,299,470     $          --      $    62,248         $    973,422
Expenses:
Mortality and expense risk charges ...................         (533,891)         (446,201)        (153,608)          (3,493,205)
                                                          -------------     -------------      -----------         ------------
Net investment income/(loss) .........................        1,765,579          (446,201)         (91,360)          (2,519,783)
                                                          -------------     -------------      -----------         ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          690,839         1,623,697          478,504           21,413,930
 Realized gain distributions .........................               --         3,982,064          382,302            8,100,087
                                                          -------------     -------------      -----------         ------------
Realized gain/(loss) .................................          690,839         5,605,761          860,806           29,514,017
                                                          -------------     -------------      -----------         ------------
Change in unrealized appreciation/(depreciation) .....       (1,837,146)       (3,745,287)        (561,195)          (6,269,093)
                                                          -------------     -------------      -----------         ------------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $     619,272     $   1,414,273      $   208,251         $ 20,725,141
                                                          =============     =============      ===========         ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        EQ/Government   EQ/International   EQ/JPMorgan     EQ/Long
                                                          Securities         Growth         Core Bond     Term Bond
                                                       --------------- ------------------ ------------- -------------
Income:
 Dividend income .....................................  $   2,449,540      $  172,083      $2,993,792    $1,620,390
Expenses:
Mortality and expense risk charges ...................       (862,575)       (461,036)       (892,947)     (602,150)
                                                        -------------      ----------      ----------    ----------
Net investment income/(loss) .........................      1,586,965        (288,953)      2,100,845     1,018,240
                                                        -------------      ----------      ----------    ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (1,059,828)      4,897,341        (341,151)       72,199
 Realized gain distributions .........................             --       1,148,560              --            --
                                                        -------------      ----------      ----------    ----------
Realized gain/(loss) .................................     (1,059,828)      6,045,901        (341,151)       72,199
                                                        -------------      ----------      ----------    ----------
Change in unrealized appreciation/(depreciation) .....      2,267,322        (879,427)       (783,741)    1,301,031
                                                        -------------      ----------      ----------    ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   2,794,459      $4,877,521      $  975,953    $2,391,470
                                                        =============      ==========      ==========    ==========

                                                          EQ/Lord Abbett    EQ/Lord Abbett    EQ/Marsico
                                                        Growth and Income    Mid Cap Value       Focus
                                                       ------------------- ---------------- --------------
Income:
 Dividend income .....................................    $     702,204     $     326,153     $   44,272
Expenses:
Mortality and expense risk charges ...................         (859,414)         (763,123)      (391,161)
                                                          -------------     -------------     ----------
Net investment income/(loss) .........................         (157,210)         (436,970)      (346,889)
                                                          -------------     -------------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....        4,619,642         5,813,577      1,783,942
 Realized gain distributions .........................        1,976,678         2,877,205      2,101,037
                                                          -------------     -------------     ----------
Realized gain/(loss) .................................        6,596,320         8,690,782      3,884,979
                                                          -------------     -------------     ----------
Change in unrealized appreciation/(depreciation) .....       (5,048,470)       (7,957,312)      (149,961)
                                                          -------------     -------------     ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   1,390,640     $     296,500     $3,388,129
                                                          =============     =============     ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                           EQ/Money       EQ/Montag &       EQ/PIMCO       EQ/Short
                                                            Market      Caldwell Growth   Real Return   Duration Bond
                                                       --------------- ----------------- ------------- ---------------
Income:
 Dividend income .....................................  $   3,858,923    $    256,081     $  394,841      $ 198,360
Expenses:
Mortality and expense risk charges ...................     (1,125,541)     (2,111,164)      (251,931)       (85,997)
                                                        -------------    ------------     ----------      ---------
Net investment income/(loss) .........................      2,733,382      (1,855,083)       142,910        112,363
                                                        -------------    ------------     ----------      ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....          2,465       2,674,655       (239,021)        37,714
 Realized gain distributions .........................             --              --        141,222             --
                                                        -------------    ------------     ----------      ---------
Realized gain/(loss) .................................          2,465       2,674,655        (97,799)        37,714
                                                        -------------    ------------     ----------      ---------
Change in unrealized appreciation/(depreciation) .....          1,332      24,542,138      1,464,080         47,101
                                                        -------------    ------------     ----------      ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................  $   2,737,179    $ 25,361,710     $1,509,191      $ 197,178
                                                        =============    ============     ==========      =========

                                                             EQ/Small       EQ/T. Rowe Price   EQ/UBS Growth
                                                        Company Index (b)     Growth Stock       and Income
                                                       ------------------- ------------------ ---------------
Income:
 Dividend income .....................................     $  144,929        $      61,301     $     525,903
Expenses:
Mortality and expense risk charges ...................        (20,210)          (1,209,246)       (1,044,285)
                                                           ----------        -------------     -------------
Net investment income/(loss) .........................        124,719           (1,147,945)         (518,382)
                                                           ----------        -------------     -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         29,019           (5,571,340)        4,197,656
 Realized gain distributions .........................        603,544            4,541,037                --
                                                           ----------        -------------     -------------
Realized gain/(loss) .................................        632,563           (1,030,303)        4,197,656
                                                           ----------        -------------     -------------
Change in unrealized appreciation/(depreciation) .....       (811,796)           7,798,227        (3,236,989)
                                                           ----------        -------------     -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................     $  (54,514)       $   5,619,979     $     442,285
                                                           ==========        =============     =============

----------
(b)  Commenced operations on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                         EQ/Van Kampen
                                                           Emerging         EQ/Van Kampen      EQ/Van Kampen     Fidelity VIP
                                                        Markets Equity   Mid Cap Growth (b)   Real Estate (b)    Contrafund(R)
                                                       ---------------- -------------------- ----------------- ----------------
Income:
 Dividend income .....................................    $       --        $   149,087        $    309,101     $      577,232
Expenses:
Mortality and expense risk charges ...................      (297,484)           (81,862)           (205,074)          (873,220)
                                                          ----------        -----------        ------------     --------------
Net investment income/(loss) .........................      (297,484)            67,225             104,027           (295,988)
                                                          ----------        -----------        ------------     --------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     2,707,560            317,114           1,997,931          3,992,958
 Realized gain distributions .........................     3,538,432          1,190,735             199,057         17,223,909
                                                          ----------        -----------        ------------     --------------
Realized gain/(loss) .................................     6,245,992          1,507,849           2,196,988         21,216,867
                                                          ----------        -----------        ------------     --------------
Change in unrealized appreciation/(depreciation) .....        17,037           (861,420)         (5,317,268)       (10,553,918)
                                                          ----------        -----------        ------------     --------------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $5,965,545        $   713,654        $ (3,016,253)    $   10,366,961
                                                          ==========        ===========        ============     ==============

                                                        Franklin Income      Franklin Rising     Franklin Zero
                                                           Securities     Dividends Securities    Coupon 2010
                                                       ----------------- ---------------------- --------------
Income:
 Dividend income .....................................   $   1,260,690       $     364,843        $ 249,543
Expenses:
Mortality and expense risk charges ...................        (597,727)           (234,681)         (73,261)
                                                         -------------       -------------        ---------
Net investment income/(loss) .........................         662,963             130,162          176,282
                                                         -------------       -------------        ---------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       1,849,071             916,470          (52,714)
 Realized gain distributions .........................         233,799             223,773               --
                                                         -------------       -------------        ---------
Realized gain/(loss) .................................       2,082,870           1,140,243          (52,714)
                                                         -------------       -------------        ---------
Change in unrealized appreciation/(depreciation) .....      (1,863,831)         (1,846,423)         200,933
                                                         -------------       -------------        ---------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $     882,002       $    (576,018)       $ 324,501
                                                         =============       =============        =========

----------
(b)  Commenced operations on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                          Janus Aspen      Janus Aspen    Janus Aspen Series
                                                        Series Balanced   Series Forty   International Growth
                                                       ----------------- -------------- ----------------------
Income:
 Dividend income .....................................    $1,046,339      $   117,552        $   207,993
Expenses:
Mortality and expense risk charges ...................      (581,495)        (582,470)          (807,809)
                                                          ----------      -----------        -----------
Net investment income/(loss) .........................       464,844         (464,918)          (599,816)
                                                          ----------      -----------        -----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     2,125,654        2,653,886          6,693,716
 Realized gain distributions .........................            --               --                 --
                                                          ----------      -----------        -----------
Realized gain/(loss) .................................     2,125,654        2,653,886          6,693,716
                                                          ----------      -----------        -----------
Change in unrealized appreciation/(depreciation) .....     1,199,725       10,178,555          4,619,434
                                                          ----------      -----------        -----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $3,790,223      $12,367,523        $10,713,334
                                                          ==========      ===========        ===========

                                                        Janus Aspen Series   Janus Aspen Series      MFS(R)     Multimanager
                                                          Mid Cap Growth      Worldwide Growth     Utilities     High Yield
                                                       -------------------- -------------------- ------------- --------------
Income:
 Dividend income .....................................    $      52,788        $     208,709      $  124,308     $1,240,568
Expenses:
Mortality and expense risk charges ...................         (348,047)            (389,811)       (217,596)      (266,834)
                                                          -------------        -------------      ----------     ----------
Net investment income/(loss) .........................         (295,259)            (181,102)        (93,288)       973,734
                                                          -------------        -------------      ----------     ----------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       (1,771,105)          (1,753,792)      1,603,375        (44,250)
 Realized gain distributions .........................          136,675                   --         901,046             --
                                                          -------------        -------------      ----------     ----------
Realized gain/(loss) .................................       (1,634,430)          (1,753,792)      2,504,421        (44,250)
                                                          -------------        -------------      ----------     ----------
Change in unrealized appreciation/(depreciation) .....        6,692,919            4,320,816         542,840       (654,315)
                                                          -------------        -------------      ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $   4,763,230        $   2,385,922      $2,953,973     $  275,169
                                                          =============        =============      ==========     ==========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          Multimanager        Oppenheimer        PIMCO Global     PIMCO StocksPLUS
                                                        Small Cap Growth   Global Securities   Bond (Unhedged)   Growth and Income
                                                       ------------------ ------------------- ----------------- -------------------
Income:
 Dividend income .....................................   $          --       $     538,217       $  630,784        $   2,851,733
Expenses:
Mortality and expense risk charges ...................        (744,670)           (661,311)        (321,913)            (661,730)
                                                         -------------       -------------       ----------        -------------
Net investment income/(loss) .........................        (744,670)           (123,094)         308,871            2,190,003
                                                         -------------       -------------       ----------        -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....       3,920,900           3,914,210         (256,052)           2,345,572
 Realized gain distributions .........................       3,956,178           2,250,833          106,577                   --
                                                         -------------       -------------       ----------        -------------
Realized gain/(loss) .................................       7,877,078           6,165,043         (149,475)           2,345,572
                                                         -------------       -------------       ----------        -------------
Change in unrealized appreciation/(depreciation) .....      (5,459,275)         (3,950,497)       1,446,569           (2,567,979)
                                                         -------------       -------------       ----------        -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $   1,673,133       $   2,091,452       $1,605,965        $   1,967,596
                                                         =============       =============       ==========        =============

                                                          ProFund     ProFund VP Rising     ProFund VP
                                                          VP Bear     Rates Opportunity     UltraBull
                                                       ------------- ------------------- ---------------
Income:
 Dividend income .....................................   $  16,487       $  459,617       $     859,060
Expenses:
Mortality and expense risk charges ...................      (7,050)        (119,238)           (135,060)
                                                         ---------       ----------       -------------
Net investment income/(loss) .........................       9,437          340,379             724,000
                                                         ---------       ----------       -------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....     (45,313)        (204,439)            388,979
 Realized gain distributions .........................          --               --                  --
                                                         ---------       ----------       -------------
Realized gain/(loss) .................................     (45,313)        (204,439)            388,979
                                                         ---------       ----------       -------------
Change in unrealized appreciation/(depreciation) .....      25,164         (603,935)         (1,128,089)
                                                         ---------       ----------       -------------
Net increase/(decrease) in net assets
 resulting from operations ...........................   $ (10,712)      $ (467,995)      $     (15,110)
                                                         =========       ==========       =============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            UIF Global
                                                           Value Equity
                                                         ---------------
Income:
 Dividend income .....................................    $    152,873
Expenses:
Mortality and expense risk charges ...................        (134,976)
                                                          ------------
Net investment income/(loss) .........................          17,897
                                                          ------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .....         840,024
 Realized gain distributions .........................         645,214
                                                          ------------
Realized gain/(loss) .................................       1,485,238
                                                          ------------
Change in unrealized appreciation/(depreciation) .....      (1,119,009)
                                                          ------------
Net increase/(decrease) in net assets
 resulting from operations ...........................    $    384,126
                                                          ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDING DECEMBER 31,

                                                                   AIM V.I.                       AIM V.I.
                                                              Financial Services             Global Health Care
                                                        ------------------------------- -----------------------------
                                                              2007            2006           2007           2006
                                                        --------------- --------------- -------------- --------------
From operations:
 Net investment income (loss) .........................  $      (4,473)   $   (5,793)     $  (85,903)    $  (92,152)
 Net realized gain (loss) on investments ..............        370,396       265,094         332,809        260,594
 Net change in unrealized appreciation
  (depreciation) ......................................     (1,102,922)      175,220         213,742         (2,377)
                                                         -------------    ----------      ----------     ----------
 Net increase/(decrease) in net assets from
  operations ..........................................       (736,999)      434,521         460,648        166,065
                                                         -------------    ----------      ----------     ----------
Contract transactions:
 Payments received from contractowners ................         64,142       189,934          73,675        213,797
 Transfers between subaccounts, net ...................        (95,776)         (184)       (427,252)       (43,993)
 Transfers for contract benefits and terminations .....       (312,664)     (328,725)       (491,986)      (622,978)
 Annual contract charges ..............................           (482)           (8)           (722)            --
                                                         -------------    ----------      ----------     ----------
Net increase/(decrease) from contract
 transactions .........................................       (344,780)     (138,983)       (846,285)      (453,174)
                                                         -------------    ----------      ----------     ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             --            --              --             --
Net increase/(decrease) in net assets .................     (1,081,779)      295,538        (385,637)      (287,109)
Net assets beginning of period ........................      3,406,908     3,111,370       5,015,883      5,302,992
                                                         -------------    ----------      ----------     ----------
Net assets end of period ..............................  $   2,325,129    $3,406,908      $4,630,246     $5,015,883
                                                         =============    ==========      ==========     ==========
 Units issued during the period .......................         24,038        43,537          18,429         40,829
 Units redeemed during the period .....................        (50,504)      (54,542)        (85,689)       (79,937)
                                                         -------------    ----------      ----------     ----------
 Net units issued/(redeemed) during period ............        (26,466)      (11,005)        (67,260)       (39,108)
                                                         =============    ==========      ==========     ==========

                                                                   AIM V.I.
                                                                  Technology                 All Asset Allocation
                                                        ------------------------------ ---------------------------------
                                                             2007            2006            2007             2006
                                                        -------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................   $  (31,426)    $  (32,443)     $  6,292,581    $   4,828,197
 Net realized gain (loss) on investments ..............      149,480         92,418       (13,934,145)     (21,629,413)
 Net change in unrealized appreciation
  (depreciation) ......................................      (23,915)        91,615        18,458,417       47,372,559
                                                          ----------     ----------      ------------     -------------
 Net increase/(decrease) in net assets from
  operations ..........................................       94,139        151,590        10,816,853       30,571,343
                                                          ----------     ----------      ------------     -------------
Contract transactions:
 Payments received from contractowners ................       40,391        122,916         3,091,580        3,976,563
 Transfers between subaccounts, net ...................     (110,912)       (42,173)       (8,305,131)      (9,620,830)
 Transfers for contract benefits and terminations .....     (218,987)       (97,150)      (68,988,638)     (77,489,336)
 Annual contract charges ..............................         (392)            (5)         (259,648)          (4,314)
                                                          ----------     ----------     -------------    -------------
Net increase/(decrease) from contract
 transactions .........................................     (289,900)       (16,412)      (74,461,837)     (83,137,917)
                                                          ----------     ----------     -------------    -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................           --             --               642               --
Net increase/(decrease) in net assets .................     (195,761)       135,178       (63,644,342)     (52,566,574)
Net assets beginning of period ........................    1,917,418      1,782,240       348,829,674      401,396,248
                                                          ----------     ----------     -------------    -------------
Net assets end of period ..............................   $1,721,657     $1,917,418     $ 285,185,332    $ 348,829,674
                                                          ==========     ==========     =============    =============
 Units issued during the period .......................       31,068         31,357           527,179          466,548
 Units redeemed during the period .....................      (59,320)       (34,055)       (3,366,991)      (3,676,303)
                                                          ----------     ----------     -------------    -------------
 Net units issued/(redeemed) during period ............      (28,252)        (2,698)       (2,839,812)      (3,209,755)
                                                          ==========     ==========     =============    =============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,

                                                                                                    AXA
                                                         AXA Aggressive   AXA Conservative   Conservative-Plus   AXA Moderate
                                                           Allocation        Allocation          Allocation       Allocation
                                                        ---------------- ------------------ ------------------- --------------
                                                            2007 (z)          2007 (z)            2007 (z)         2007 (z)
                                                        ---------------- ------------------ ------------------- --------------
From operations:
 Net investment income (loss) .........................    $   26,034        $  26,372          $   58,538        $  145,624
 Net realized gain (loss) on investments ..............        27,534           13,023              30,119            53,753
 Net change in unrealized appreciation
  (depreciation) ......................................       (73,118)         (27,507)            (68,123)         (169,124)
                                                           ----------        ---------          ----------        ----------
 Net increase/(decrease) in net assets from
  operations ..........................................       (19,550)          11,888              20,534            30,253
                                                           ----------        ---------          ----------        ----------
Contract transactions:
 Payments received from contractowners ................        95,990          258,303             181,216           566,977
 Transfers between subaccounts, net ...................     1,370,850          588,195           2,011,978         5,169,061
 Transfers for contract benefits and terminations .....       (95,550)          (5,128)            (33,056)         (143,405)
 Annual contract charges ..............................           (43)              --                 (20)             (162)
                                                           ----------        ---------          ----------        ----------
Net increase/(decrease) from contract
 transactions .........................................     1,371,247          841,370           2,160,118         5,592,471
                                                           ----------        ---------          ----------        ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             4               --                   5                 1
Net increase/(decrease) in net assets .................     1,351,701          853,258           2,180,657         5,622,725
Net assets beginning of period ........................            --               --                  --                --
                                                           ----------        ---------          ----------        ----------
Net assets end of period ..............................    $1,351,701        $ 853,258          $2,180,657        $5,622,725
                                                           ==========        =========          ==========        ==========
 Units issued during the period .......................       150,221           92,722             220,870           592,340
 Units redeemed during the period .....................       (14,969)         (10,164)             (7,057)          (41,008)
                                                           ----------        ---------          ----------        ----------
 Net units issued/(redeemed) during period ............       135,252           82,558             213,813           551,332
                                                           ==========        =========          ==========        ==========

                                                              AXA
                                                         Moderate-Plus            Dreyfus Stock
                                                           Allocation           Index Fund, Inc.
                                                        --------------- ---------------------------------
                                                            2007 (z)          2007             2006
                                                        --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................   $   64,817     $      156,303   $      155,849
 Net realized gain (loss) on investments ..............       48,384          1,425,381         (358,953)
 Net change in unrealized appreciation
  (depreciation) ......................................     (153,006)           534,998        7,459,980
                                                          ----------     --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................      (39,805)         2,116,682        7,256,876
                                                          ----------     --------------   --------------
Contract transactions:
 Payments received from contractowners ................      225,789          1,096,631        1,062,336
 Transfers between subaccounts, net ...................    3,824,748         (1,867,616)      (3,419,790)
 Transfers for contract benefits and terminations .....       (4,645)       (11,419,323)     (11,495,360)
 Annual contract charges ..............................         (148)                --               --
                                                          ----------     --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................    4,045,744        (12,190,308)     (13,852,814)
                                                          ----------     --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................           --                133               --
Net increase/(decrease) in net assets .................    4,005,939        (10,073,493)      (6,595,938)
Net assets beginning of period ........................           --         54,241,652       60,837,590
                                                          ----------     --------------   --------------
Net assets end of period ..............................   $4,005,939     $   44,168,159   $   54,241,652
                                                          ==========     ==============   ==============
 Units issued during the period .......................      417,126            206,825          243,917
 Units redeemed during the period .....................      (20,829)        (1,343,952)      (1,709,508)
                                                          ----------     --------------   --------------
 Net units issued/(redeemed) during period ............      396,297         (1,137,127)      (1,465,591)
                                                          ==========     ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                         EQ/AllianceBernstein  EQ/AllianceBernstein
                                                           Small Cap Growth            Value
                                                        --------------------- ----------------------
                                                            2007 (i) (aa)        2007 (x) (y) (ab)
                                                        --------------------- ----------------------
From operations:
 Net investment income (loss) .........................      $  (32,647)           $   190,942
 Net realized gain (loss) on investments ..............         773,301                753,903
 Net change in unrealized appreciation
  (depreciation) ......................................        (504,203)              (987,450)
                                                             ----------            -----------
 Net increase/(decrease) in net assets from
  operations ..........................................         236,451                (42,605)
                                                             ----------            -----------
Contract transactions:
 Payments received from contractowners ................          41,509                 13,076
 Transfers between subaccounts, net ...................       4,880,590             13,040,413
 Transfers for contract benefits and terminations .....        (202,358)              (594,333)
 Annual contract charges ..............................            (288)                  (252)
                                                             ----------            -----------
Net increase/(decrease) from contract
 transactions .........................................       4,719,453             12,458,904
                                                             ----------            -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................               9                     --
Net increase/(decrease) in net assets .................       4,955,913             12,416,299
Net assets beginning of period ........................              --                     --
                                                             ----------            -----------
Net assets end of period ..............................      $4,955,913            $12,416,299
                                                             ==========            ===========
 Units issued during the period .......................         430,699                549,033
 Units redeemed during the period .....................         (35,811)               (15,461)
                                                             ----------            -----------
 Net units issued/(redeemed) during period ............         394,888                533,572
                                                             ==========            ===========

                                                                 EQ/BlackRock
                                                              Basic Value Equity                EQ/Bond Index
                                                        ------------------------------ -------------------------------
                                                            2007 (n)         2006            2007            2006
                                                        --------------- -------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $    105,346     $   (7,878)   $    780,466    $    852,240
 Net realized gain (loss) on investments ..............     1,882,439        318,659        (879,132)       (682,878)
 Net change in unrealized appreciation
  (depreciation) ......................................    (2,028,707)       318,281       1,245,082         481,049
                                                         ------------     ----------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................       (40,922)       629,062       1,146,416         650,411
                                                         ------------     ----------    ------------    ------------
Contract transactions:
 Payments received from contractowners ................       371,009        222,133         152,635         230,361
 Transfers between subaccounts, net ...................    15,368,928        558,332        (847,463)       (470,370)
 Transfers for contract benefits and terminations .....    (1,308,685)      (397,078)     (6,013,970)     (6,656,145)
 Annual contract charges ..............................          (583)            --          (4,733)            (85)
                                                         ------------     ----------    ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................    14,430,669        383,387      (6,713,531)     (6,896,239)
                                                         ------------     ----------    ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................        10,441             --              --              --
Net increase/(decrease) in net assets .................    14,400,188      1,012,449      (5,567,115)     (6,245,828)
Net assets beginning of period ........................     4,429,514      3,417,065      26,540,278      32,786,106
                                                         ------------     ----------    ------------    ------------
Net assets end of period ..............................  $ 18,829,702     $4,429,514    $ 20,973,163    $ 26,540,278
                                                         ============     ==========    ============    ============
 Units issued during the period .......................     1,391,823        124,429          73,237          98,095
 Units redeemed during the period .....................      (201,123)       (94,735)       (526,532)       (572,668)
                                                         ------------     ----------    ------------    ------------
 Net units issued/(redeemed) during period ............     1,190,700         29,694        (453,295)       (474,573)
                                                         ============     ==========    ============    ============

                                                               EQ/Boston Advisors
                                                                  Equity Income
                                                        ---------------------------------
                                                              2007             2006
                                                        ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $       83,772   $       97,660
 Net realized gain (loss) on investments ..............       7,530,140        5,917,788
 Net change in unrealized appreciation
  (depreciation) ......................................      (6,232,866)       1,513,577
                                                         --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................       1,381,046        7,529,025
                                                         --------------   --------------
Contract transactions:
 Payments received from contractowners ................       1,086,795        1,319,803
 Transfers between subaccounts, net ...................      (2,101,617)        (183,226)
 Transfers for contract benefits and terminations .....     (10,884,359)     (11,048,288)
 Annual contract charges ..............................          (3,644)             (36)
                                                         --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................     (11,902,825)      (9,911,747)
                                                         --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              62               --
Net increase/(decrease) in net assets .................     (10,521,717)      (2,382,722)
Net assets beginning of period ........................      56,006,563       58,389,285
                                                         --------------   --------------
Net assets end of period ..............................  $   45,484,846   $   56,006,563
                                                         ==============   ==============
 Units issued during the period .......................         229,511          419,567
 Units redeemed during the period .....................      (1,026,061)      (1,165,975)
                                                         --------------   --------------
 Net units issued/(redeemed) during period ............        (796,550)        (746,408)
                                                         ==============   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,

                                                                  EQ/Calvert                     EQ/Capital
                                                             Socially Responsible             Guardian Research
                                                        ------------------------------ -------------------------------
                                                             2007          2006 (g)     2007 (t) (u) (v)      2006
                                                        -------------- --------------- ------------------ ------------
From operations:
 Net investment income (loss) .........................   $  (51,584)    $  (26,796)      $   137,625      $  (2,651)
 Net realized gain (loss) on investments ..............       87,627         18,323           296,894         (9,475)
 Net change in unrealized appreciation
  (depreciation) ......................................      462,698        135,762          (616,447)        78,744
                                                          ----------     ----------       -----------      ---------
 Net increase/(decrease) in net assets from
  operations ..........................................      498,741        127,289          (181,928)        66,618
                                                          ----------     ----------       -----------      ---------
Contract transactions:
 Payments received from contractowners ................      134,376         57,728            28,727          2,425
 Transfers between subaccounts, net ...................     (117,584)     3,886,054        13,780,556            169
 Transfers for contract benefits and terminations .....     (794,282)      (257,575)         (790,740)       (27,568)
 Annual contract charges ..............................         (248)            (1)             (509)            --
                                                          ----------     ----------       -----------      ---------
Net increase/(decrease) from contract
 transactions .........................................     (777,738)     3,686,206        13,018,034        (24,974)
                                                          ----------     ----------       -----------      ---------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................           32             --            13,035             --
Net increase/(decrease) in net assets .................     (278,965)     3,813,495        12,849,141         41,644
Net assets beginning of period ........................    4,971,073      1,157,578           666,929        625,285
                                                          ----------     ----------       -----------      ---------
Net assets end of period ..............................   $4,692,108     $4,971,073       $13,516,070      $ 666,929
                                                          ==========     ==========       ===========      =========
 Units issued during the period .......................       29,032        520,782         1,235,436            222
 Units redeemed during the period .....................     (123,964)       (35,394)         (101,745)        (2,549)
                                                          ----------     ----------       -----------      ---------
 Net units issued/(redeemed) during period ............      (94,932)       485,388         1,133,691         (2,327)
                                                          ==========     ==========       ===========      =========

                                                                EQ/Caywood-Scholl
                                                                 High Yield Bond                   EQ/FI Mid Cap
                                                        --------------------------------- -------------------------------
                                                              2007             2006           2007 (o)      2006 (c) (f)
                                                        ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $    1,765,579   $    1,841,091   $   (446,201)    $    (1,683)
 Net realized gain (loss) on investments ..............         690,839          101,894      5,605,761       1,366,054
 Net change in unrealized appreciation
  (depreciation) ......................................      (1,837,146)       1,011,106     (3,745,287)       (190,674)
                                                         --------------   --------------   ------------     -----------
 Net increase/(decrease) in net assets from
  operations ..........................................         619,272        2,954,091      1,414,273       1,173,697
                                                         --------------   --------------   ------------     -----------
Contract transactions:
 Payments received from contractowners ................         551,459          683,392        382,564          56,465
 Transfers between subaccounts, net ...................        (996,909)        (937,327)     6,981,951      23,250,779
 Transfers for contract benefits and terminations .....     (10,748,811)     (10,752,517)    (1,939,597)       (252,344)
 Annual contract charges ..............................          (7,972)            (154)        (4,314)            (64)
                                                         --------------   --------------   ------------     -----------
Net increase/(decrease) from contract
 transactions .........................................     (11,202,233)     (11,006,606)     5,420,604      23,054,836
                                                         --------------   --------------   ------------     -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              46               --             --              --
Net increase/(decrease) in net assets .................     (10,582,915)      (8,052,515)     6,834,877      24,228,533
Net assets beginning of period ........................      44,667,330       52,719,845     24,228,533              --
                                                         --------------   --------------   ------------     -----------
Net assets end of period ..............................  $   34,084,415   $   44,667,330   $ 31,063,410     $24,228,533
                                                         ==============   ==============   ============     ===========
 Units issued during the period .......................         143,166          188,904        580,319           5,130
 Units redeemed during the period .....................        (832,022)        (901,668)      (261,733)        (34,810)
                                                         --------------   --------------   ------------     -----------
 Net units issued/(redeemed) during period ............        (688,856)        (712,764)       318,586         (29,680)
                                                         ==============   ==============   ============     ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,

                                                                   EQ/GAMCO                         EQ/GAMCO
                                                           Mergers and Acquisitions            Small Company Value
                                                        ------------------------------- ---------------------------------
                                                              2007            2006            2007             2006
                                                        --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $     (91,360)  $      34,155   $  (2,519,783)   $  (1,561,857)
 Net realized gain (loss) on investments ..............        860,806         486,295      29,514,017       27,068,206
 Net change in unrealized appreciation
  (depreciation) ......................................       (561,195)        348,602      (6,269,093)      17,015,800
                                                         -------------   -------------   -------------    -------------
 Net increase/(decrease) in net assets from
  operations ..........................................        208,251         869,052      20,725,141       42,522,149
                                                         -------------   -------------   -------------    -------------
Contract transactions:
 Payments received from contractowners ................        477,811         913,199       2,416,374        3,713,918
 Transfers between subaccounts, net ...................         56,829       1,717,018      (7,346,472)      (8,132,454)
 Transfers for contract benefits and terminations .....     (1,811,524)     (1,510,687)    (53,045,130)     (55,268,780)
 Annual contract charges ..............................           (625)            (11)        (90,257)          (1,479)
                                                         -------------   -------------   -------------    -------------
Net increase/(decrease) from contract
 transactions .........................................     (1,277,509)      1,119,519     (58,065,485)     (59,688,795)
                                                         -------------   -------------   -------------    -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             --              --              --               --
Net increase/(decrease) in net assets .................     (1,069,258)      1,988,571     (37,340,344)     (17,166,646)
Net assets beginning of period ........................      9,889,147       7,900,576     261,855,469      279,022,115
                                                         -------------   -------------   -------------    -------------
Net assets end of period ..............................  $   8,819,889   $   9,889,147   $ 224,515,125    $ 261,855,469
                                                         =============   =============   =============    =============
 Units issued during the period .......................        137,041         314,823         343,894          383,869
 Units redeemed during the period .....................       (234,837)       (224,655)     (2,041,388)      (2,424,283)
                                                         -------------   -------------   -------------    -------------
 Net units issued/(redeemed) during period ............        (97,796)         90,168      (1,697,494)      (2,040,414)
                                                         =============   =============   =============    =============


                                                            EQ/Government Securities         EQ/International Growth
                                                        --------------------------------- ------------------------------
                                                              2007             2006             2007           2006
                                                        ---------------- ---------------- --------------- --------------
From operations:
 Net investment income (loss) .........................  $    1,586,965   $    1,812,484   $   (288,953)   $   (182,875)
 Net realized gain (loss) on investments ..............      (1,059,828)        (972,591)     6,045,901         995,068
 Net change in unrealized appreciation
  (depreciation) ......................................       2,267,322          487,166       (879,427)      6,145,169
                                                         --------------   --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................       2,794,459        1,327,059      4,877,521       6,957,362
                                                         --------------   --------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ................       1,078,635        1,255,895        750,752         684,403
 Transfers between subaccounts, net ...................      (1,733,946)      (5,160,844)     1,570,295       3,606,484
 Transfers for contract benefits and terminations .....     (12,297,069)     (13,543,955)    (9,016,704)     (6,820,401)
 Annual contract charges ..............................         (10,041)            (217)       (12,008)           (215)
                                                         --------------   --------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................     (12,962,421)     (17,449,121)    (6,707,665)     (2,529,729)
                                                         --------------   --------------   ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              28               --             --              --
Net increase/(decrease) in net assets .................     (10,167,934)     (16,122,062)    (1,830,144)      4,427,633
Net assets beginning of period ........................      62,859,835       78,981,897     34,959,543      30,531,910
                                                         --------------   --------------   ------------    ------------
Net assets end of period ..............................  $   52,691,901   $   62,859,835   $ 33,129,399    $ 34,959,543
                                                         ==============   ==============   ============    ============
 Units issued during the period .......................         413,150          326,179        429,283         569,117
 Units redeemed during the period .....................      (1,478,519)      (1,812,861)      (858,970)       (752,514)
                                                         --------------   --------------   ------------    ------------
 Net units issued/(redeemed) during period ............      (1,065,369)      (1,486,682)      (429,687)       (183,397)
                                                         ==============   ==============   ============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                  EQ/JPMorgan
                                                                   Core Bond                     EQ/Long Term Bond
                                                        -------------------------------- ---------------------------------
                                                            2007 (w)       2006 (d) (f)        2007             2006
                                                        ---------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $    2,100,845   $  2,662,859    $    1,018,240   $    1,235,957
 Net realized gain (loss) on investments ..............        (341,151)          (802)           72,199         (112,282)
 Net change in unrealized appreciation
  (depreciation) ......................................        (783,741)    (2,233,661)        1,301,031       (1,107,434)
                                                         --------------   ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................         975,953        428,396         2,391,470           16,241
                                                         --------------   ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ................       1,128,145        132,258           739,433        1,040,910
 Transfers between subaccounts, net ...................      11,363,189     63,600,011        (1,069,103)      (3,187,415)
 Transfers for contract benefits and terminations .....     (11,309,370)    (2,056,573)       (9,982,553)      (9,993,087)
 Annual contract charges ..............................          (6,541)          (125)          (12,077)            (288)
                                                         --------------   ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................       1,175,423     61,675,571       (10,324,300)     (12,139,880)
                                                         --------------   ------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             869             --                --               --
Net increase/(decrease) in net assets .................       2,152,245     62,103,967        (7,932,830)     (12,123,639)
Net assets beginning of period ........................      62,103,967             --        47,465,069       59,588,708
                                                         --------------   ------------    --------------   --------------
Net assets end of period ..............................  $   64,256,212   $ 62,103,967    $   39,532,239   $   47,465,069
                                                         ==============   ============    ==============   ==============
 Units issued during the period .......................       1,402,750         40,683           186,385          182,732
 Units redeemed during the period .....................      (1,325,644)      (229,438)         (811,981)        (945,315)
                                                         --------------   ------------    --------------   --------------
 Net units issued/(redeemed) during period ............          77,106       (188,755)         (625,596)        (762,583)
                                                         ==============   ============    ==============   ==============



                                                                 EQ/Lord Abbett                   EQ/Lord Abbett
                                                               Growth and Income                  Mid Cap Value
                                                        -------------------------------- --------------------------------
                                                              2007         2006 (a) (f)        2007         2006 (b) (f)
                                                        ---------------- --------------- ---------------- ---------------
From operations:
 Net investment income (loss) .........................  $     (157,210)   $   319,235    $     (436,970)  $    210,102
 Net realized gain (loss) on investments ..............       6,596,320        679,451         8,690,782      1,166,212
 Net change in unrealized appreciation
  (depreciation) ......................................      (5,048,470)     1,045,426        (7,957,312)       887,236
                                                         --------------    -----------    --------------   ------------
 Net increase/(decrease) in net assets from
  operations ..........................................       1,390,640      2,044,112           296,500      2,263,550
                                                         --------------    -----------    --------------   ------------
Contract transactions:
 Payments received from contractowners ................         805,883        468,308           710,005        219,838
 Transfers between subaccounts, net ...................      (1,891,190)    57,285,011        (2,965,261)    52,773,809
 Transfers for contract benefits and terminations .....      (8,936,493)      (907,521)      (10,011,416)    (1,589,462)
 Annual contract charges ..............................          (5,968)           (80)           (4,817)           (29)
                                                         --------------    -----------    --------------   ------------
Net increase/(decrease) from contract
 transactions .........................................     (10,027,768)    56,845,718       (12,271,489)    51,404,156
                                                         --------------    -----------    --------------   ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              --             --                --             --
Net increase/(decrease) in net assets .................      (8,637,128)    58,889,830       (11,974,989)    53,667,706
Net assets beginning of period ........................      58,889,830             --        53,667,706             --
                                                         --------------    -----------    --------------   ------------
Net assets end of period ..............................  $   50,252,702    $58,889,830    $   41,692,717   $ 53,667,706
                                                         ==============    ===========    ==============   ============
 Units issued during the period .......................         323,851        102,516           205,938         34,902
 Units redeemed during the period .....................      (1,013,406)       (80,353)         (966,663)      (151,643)
                                                         --------------    -----------    --------------   ------------
 Net units issued/(redeemed) during period ............        (689,555)        22,163          (760,725)      (116,741)
                                                         ==============    ===========    ==============   ============

---------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                               EQ/Marsico Focus                  EQ/Money Market
                                                        ------------------------------- ---------------------------------
                                                              2007            2006            2007             2006
                                                        --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $   (346,889)   $   (392,158)   $    2,733,382   $    2,797,483
 Net realized gain (loss) on investments ..............     3,884,979       1,379,678             2,465               --
 Net change in unrealized appreciation
  (depreciation) ......................................      (149,961)      1,391,881             1,332               --
                                                         ------------    ------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................     3,388,129       2,379,401         2,737,179        2,797,483
                                                         ------------    ------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ................       536,248         583,715         8,980,561       12,643,255
 Transfers between subaccounts, net ...................      (796,444)     (1,119,768)       35,604,811       27,213,568
 Transfers for contract benefits and terminations .....    (7,594,268)     (6,838,157)      (50,905,038)     (52,394,913)
 Annual contract charges ..............................            --              --           (21,554)            (443)
                                                         ------------    ------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................    (7,854,464)     (7,374,210)       (6,341,220)     (12,538,533)
                                                         ------------    ------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --                --               --
Net increase/(decrease) in net assets .................    (4,466,335)     (4,994,809)       (3,604,041)      (9,741,050)
Net assets beginning of period ........................    30,801,426      35,796,235        83,239,418       92,980,468
                                                         ------------    ------------    --------------   --------------
Net assets end of period ..............................  $ 26,335,091    $ 30,801,426    $   79,635,377   $   83,239,418
                                                         ============    ============    ==============   ==============
 Units issued during the period .......................       200,099         177,443         6,262,555        6,830,501
 Units redeemed during the period .....................      (848,462)       (862,356)       (6,885,219)      (7,919,789)
                                                         ------------    ------------    --------------   --------------
 Net units issued/(redeemed) during period ............      (648,363)       (684,913)         (622,664)      (1,089,288)
                                                         ============    ============    ==============   ==============



                                                           EQ/Montag & Caldwell Growth         EQ/PIMCO Real Return
                                                        --------------------------------- -------------------------------
                                                              2007             2006             2007            2006
                                                        ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $  (1,855,083)   $  (2,232,776)   $    142,910    $    329,532
 Net realized gain (loss) on investments ..............      2,674,655       (4,281,336)        (97,799)        (71,012)
 Net change in unrealized appreciation
  (depreciation) ......................................     24,542,138       16,718,782       1,464,080        (503,903)
                                                         -------------    -------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................     25,361,710       10,204,670       1,509,191        (245,383)
                                                         -------------    -------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ................      2,515,105        3,503,504         567,906         564,360
 Transfers between subaccounts, net ...................    (14,758,079)     (17,868,750)       (181,017)     (2,093,286)
 Transfers for contract benefits and terminations .....    (33,856,734)     (35,147,935)     (3,700,435)     (3,923,838)
 Annual contract charges ..............................         (8,019)            (168)         (2,090)            (48)
                                                         -------------    -------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................    (46,107,727)     (49,513,349)     (3,315,636)     (5,452,812)
                                                         -------------    -------------    ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             --               --               4              --
Net increase/(decrease) in net assets .................    (20,746,017)     (39,308,679)     (1,806,441)     (5,698,195)
Net assets beginning of period ........................    160,312,296      199,620,975      18,275,378      23,973,573
                                                         -------------    -------------    ------------    ------------
Net assets end of period ..............................  $ 139,566,279    $ 160,312,296    $ 16,468,937    $ 18,275,378
                                                         =============    =============    ============    ============
 Units issued during the period .......................        415,094          516,296         252,386         147,871
 Units redeemed during the period .....................     (4,695,066)      (5,664,468)       (547,324)       (638,034)
                                                         -------------    -------------    ------------    ------------
 Net units issued/(redeemed) during period ............     (4,279,972)      (5,148,172)       (294,938)       (490,163)
                                                         =============    =============    ============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                                                EQ/Small
                                                             EQ/Short Duration Bond          Company Index
                                                        --------------------------------- -------------------
                                                              2007             2006        2007 (j) (s) (aa)
                                                        --------------- ----------------- -------------------
From operations:
 Net investment income (loss) .........................  $     112,363    $    106,402        $  124,719
 Net realized gain (loss) on investments ..............         37,714          10,031           632,563
 Net change in unrealized appreciation
  (depreciation) ......................................         47,101          26,102          (811,796)
                                                         -------------    ------------        ----------
 Net increase/(decrease) in net assets from
  operations ..........................................        197,178         142,535           (54,514)
                                                         -------------    ------------        ----------
Contract transactions:
 Payments received from contractowners ................         75,149         185,038            12,005
 Transfers between subaccounts, net ...................       (108,427)        (46,810)        8,790,821
 Transfers for contract benefits and terminations .....     (1,091,328)     (1,057,797)         (101,780)
 Annual contract charges ..............................           (410)             (1)             (248)
                                                         -------------    ------------        ----------
Net increase/(decrease) from contract
 transactions .........................................     (1,125,016)       (919,570)        8,700,798
                                                         -------------    ------------        ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              7              --                --
Net increase/(decrease) in net assets .................       (927,831)       (777,035)        8,646,284
Net assets beginning of period ........................      5,890,824       6,667,859                --
                                                         -------------    ------------        ----------
Net assets end of period ..............................  $   4,962,993    $  5,890,824        $8,646,284
                                                         =============    ============        ==========
 Units issued during the period .......................         89,433         121,564           471,221
 Units redeemed during the period .....................       (197,216)       (212,609)           (6,661)
                                                         -------------    ------------        ----------
 Net units issued/(redeemed) during period ............       (107,783)        (91,045)          464,560
                                                         =============    ============        ==========



                                                                EQ/T. Rowe Price                    EQ/UBS Growth
                                                                  Growth Stock                       and Income
                                                        --------------------------------- ---------------------------------
                                                              2007             2006             2007             2006
                                                        ---------------- ---------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $  (1,147,945)   $  (1,562,537)   $     (518,382)  $     (589,600)
 Net realized gain (loss) on investments ..............     (1,030,303)     (10,455,427)        4,197,656        1,722,570
 Net change in unrealized appreciation
  (depreciation) ......................................      7,798,227        4,190,778        (3,236,989)       8,500,045
                                                         -------------    -------------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................      5,619,979       (7,827,186)          442,285        9,633,015
                                                         -------------    -------------    --------------   --------------
Contract transactions:
 Payments received from contractowners ................        783,227        1,296,258           862,080        1,559,155
 Transfers between subaccounts, net ...................     (4,810,615)      (8,495,156)       (2,857,084)      (3,598,572)
 Transfers for contract benefits and terminations .....    (21,992,233)     (28,965,282)      (16,522,019)     (16,244,488)
 Annual contract charges ..............................        (55,312)            (910)           (2,131)             (18)
                                                         -------------    -------------    --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................    (26,074,933)     (36,165,090)      (18,519,154)     (18,283,923)
                                                         -------------    -------------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             --               --               259               --
Net increase/(decrease) in net assets .................    (20,454,954)     (43,992,276)      (18,076,610)      (8,650,908)
Net assets beginning of period ........................    102,878,114      146,870,390        80,414,232       89,065,140
                                                         -------------    -------------    --------------   --------------
Net assets end of period ..............................  $  82,423,160    $ 102,878,114    $   62,337,622   $   80,414,232
                                                         =============    =============    ==============   ==============
 Units issued during the period .......................        124,272          201,099           159,041          285,826
 Units redeemed during the period .....................     (1,601,212)      (2,349,323)       (1,534,750)      (1,805,010)
                                                         -------------    -------------    --------------   --------------
 Net units issued/(redeemed) during period ............     (1,476,940)      (2,148,224)       (1,375,709)      (1,519,184)
                                                         =============    =============    ==============   ==============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                 EQ/Van Kampen             EQ/Van Kampen     EQ/Van Kampen
                                                            Emerging Markets Equity        Mid Cap Growth     Real Estate
                                                        ------------------------------- ------------------- ---------------
                                                              2007        2006 (e) (f)   2007 (l) (r) (aa)   2007 (m) (aa)
                                                        --------------- --------------- ------------------- ---------------
From operations:
 Net investment income (loss) .........................  $   (297,484)    $    49,023       $    67,225      $    104,027
 Net realized gain (loss) on investments ..............     6,245,992       1,128,262         1,507,849         2,196,988
 Net change in unrealized appreciation
  (depreciation) ......................................        17,037         354,959          (861,420)       (5,317,268)
                                                         ------------     -----------       -----------      ------------
 Net increase/(decrease) in net assets from
  operations ..........................................     5,965,545       1,532,244           713,654        (3,016,253)
                                                         ------------     -----------       -----------      ------------
Contract transactions:
 Payments received from contractowners ................       322,948         237,427            55,052           171,433
 Transfers between subaccounts, net ...................       288,557      13,675,349        32,009,871        36,298,228
 Transfers for contract benefits and terminations .....    (1,815,410)       (135,073)         (794,173)       (2,292,943)
 Annual contract charges ..............................        (2,829)            (30)             (584)           (1,522)
                                                         ------------     -----------       -----------      ------------
Net increase/(decrease) from contract
 transactions .........................................    (1,206,734)     13,777,673        31,270,166        34,175,196
                                                         ------------     -----------       -----------      ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --            12,843                --
Net increase/(decrease) in net assets .................     4,758,811      15,309,917        31,996,663        31,158,943
Net assets beginning of period ........................    15,309,917              --                --                --
                                                         ------------     -----------       -----------      ------------
Net assets end of period ..............................  $ 20,068,728     $15,309,917       $31,996,663      $ 31,158,943
                                                         ============     ===========       ===========      ============
 Units issued during the period .......................       105,243          22,640         2,606,192         1,689,701
 Units redeemed during the period .....................      (140,783)         (9,829)         (128,036)         (253,475)
                                                         ------------     -----------       -----------      ------------
 Net units issued/(redeemed) during period ............       (35,540)         12,811         2,478,156         1,436,226
                                                         ============     ===========       ===========      ============



                                                                 Fidelity VIP                  Franklin Income
                                                                 Contrafund(R)                    Securities
                                                       --------------------------------- -------------------------------
                                                           2007 (k)           2006         2007 (p) (q)        2006
                                                       ---------------- ---------------- --------------- ---------------
From operations:
 Net investment income (loss) ......................... $     (295,988)  $     (153,928)  $    662,963    $    537,687
 Net realized gain (loss) on investments ..............     21,216,867        7,936,716      2,082,870         814,751
 Net change in unrealized appreciation
  (depreciation) ......................................    (10,553,918)      (1,985,225)    (1,863,831)      2,880,170
                                                        --------------   --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................     10,366,961        5,797,563        882,002       4,232,608
                                                        --------------   --------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ................      1,049,215        1,167,329      3,209,978       2,230,369
 Transfers between subaccounts, net ...................     18,104,313        4,298,350     34,241,020       7,441,364
 Transfers for contract benefits and terminations .....    (17,199,050)     (14,101,542)    (6,854,130)     (5,254,746)
 Annual contract charges ..............................             --               --         (2,984)            (39)
                                                        --------------   --------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................      1,954,478       (8,635,863)    30,593,884       4,416,948
                                                        --------------   --------------   ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................          3,921               --         10,977              --
Net increase/(decrease) in net assets .................     12,325,360       (2,838,300)    31,486,863       8,649,556
Net assets beginning of period ........................     59,086,377       61,924,677     32,423,871      23,774,315
                                                        --------------   --------------   ------------    ------------
Net assets end of period .............................. $   71,411,737   $   59,086,377   $ 63,910,734    $ 32,423,871
                                                        ==============   ==============   ============    ============
 Units issued during the period .......................      1,551,586          660,127      2,608,293         816,175
 Units redeemed during the period .....................     (1,374,510)      (1,296,627)      (654,574)       (514,648)
                                                        --------------   --------------   ------------    ------------
 Net units issued/(redeemed) during period ............        177,076         (636,500)     1,953,719         301,527
                                                        ==============   ==============   ============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                Franklin Rising                 Franklin Zero
                                                             Dividends Securities                Coupon 2010
                                                        ------------------------------- ------------------------------
                                                              2007            2006           2007            2006
                                                        --------------- --------------- -------------- ---------------
From operations:
 Net investment income (loss) .........................  $    130,162    $    (61,243)    $  176,282     $  67,299
 Net realized gain (loss) on investments ..............     1,140,243         375,422        (52,714)      (46,526)
 Net change in unrealized appreciation
  (depreciation) ......................................    (1,846,423)      1,427,325        200,933        28,559
                                                         ------------    ------------     ----------     ---------
 Net increase/(decrease) in net assets from
  operations ..........................................      (576,018)      1,741,504        324,501        49,332
                                                         ------------    ------------     ----------     ---------
Contract transactions:
 Payments received from contractowners ................       961,183       1,122,495        178,772       380,865
 Transfers between subaccounts, net ...................       622,808       2,656,461        945,765     1,825,851
 Transfers for contract benefits and terminations .....    (2,525,175)     (1,679,811)      (845,777)     (374,945)
 Annual contract charges ..............................        (1,604)            (62)          (375)           (3)
                                                         ------------    ------------     ----------     ----------
Net increase/(decrease) from contract
 transactions .........................................      (942,788)      2,099,083        278,385     1,831,768
                                                         ------------    ------------     ----------     ---------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --              3            --
Net increase/(decrease) in net assets .................    (1,518,806)      3,840,587        602,889     1,881,100
Net assets beginning of period ........................    14,729,012      10,888,425      4,054,141     2,173,041
                                                         ------------    ------------     ----------     ---------
Net assets end of period ..............................  $ 13,210,206    $ 14,729,012     $4,657,030     $4,054,141
                                                         ============    ============     ==========     ==========
 Units issued during the period .......................       221,398         334,812        224,314       284,209
 Units redeemed during the period .....................      (283,169)       (192,881)      (193,237)      (96,448)
                                                         ------------    ------------     ----------     ---------
 Net units issued/(redeemed) during period ............       (61,771)        141,931         31,077       187,761
                                                         ============    ============     ==========     =========



                                                                   Janus Aspen                     Janus Aspen
                                                                 Series Balanced                   Series Forty
                                                        --------------------------------- ------------------------------
                                                              2007             2006             2007           2006
                                                        ---------------- ---------------- --------------- --------------
From operations:
 Net investment income (loss) .........................  $      464,844   $      353,151   $   (464,918)   $   (431,658)
 Net realized gain (loss) on investments ..............       2,125,654          894,879      2,653,886          (6,480)
 Net change in unrealized appreciation
  (depreciation) ......................................       1,199,725        2,957,872     10,178,555       3,261,313
                                                         --------------   --------------   ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................       3,790,223        4,205,902     12,367,523       2,823,175
                                                         --------------   --------------   ------------    ------------
Contract transactions:
 Payments received from contractowners ................         590,632          760,196        655,878       1,039,853
 Transfers between subaccounts, net ...................      (1,235,313)        (824,897)     1,392,440         502,472
 Transfers for contract benefits and terminations .....      (9,960,365)     (10,160,690)    (7,774,896)     (7,129,074)
 Annual contract charges ..............................              --               --         (2,013)            (12)
                                                         --------------   --------------   ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................     (10,605,046)     (10,225,391)    (5,728,591)     (5,586,761)
                                                         --------------   --------------   ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              27               --             67              --
Net increase/(decrease) in net assets .................      (6,814,796)      (6,019,489)     6,638,999      (2,763,586)
Net assets beginning of period ........................      45,701,870       51,721,359     38,046,219      40,809,805
                                                         --------------   --------------   ------------    ------------
Net assets end of period ..............................  $   38,887,074   $   45,701,870   $ 44,685,218    $ 38,046,219
                                                         ==============   ==============   ============    ============
 Units issued during the period .......................         152,933          201,128        474,412         434,614
 Units redeemed during the period .....................        (930,350)      (1,037,689)      (924,944)     (1,003,707)
                                                         --------------   --------------   ------------    ------------
 Net units issued/(redeemed) during period ............        (777,417)        (836,561)      (450,532)       (569,093)
                                                         ==============   ==============   ============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                              Janus Aspen Series              Janus Aspen Series
                                                             International Growth               Mid Cap Growth
                                                        ------------------------------- -------------------------------
                                                              2007            2006            2007            2006
                                                        --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $   (599,816)   $     57,353    $   (295,259)   $   (362,705)
 Net realized gain (loss) on investments ..............     6,693,716       2,846,612      (1,634,430)     (2,997,592)
 Net change in unrealized appreciation
  (depreciation) ......................................     4,619,434      10,211,389       6,692,919       6,401,926
                                                         ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................    10,713,334      13,115,354       4,763,230       3,041,629
                                                         ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ................       984,529       1,281,273         750,129         551,087
 Transfers between subaccounts, net ...................    (1,249,433)      1,323,801      (1,251,488)       (973,421)
 Transfers for contract benefits and terminations .....    (3,716,496)     (2,801,680)     (5,421,488)     (5,337,514)
 Annual contract charges ..............................        (8,399)           (140)             --              --
                                                         ------------    ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................    (3,989,799)       (196,746)     (5,922,847)     (5,759,848)
                                                         ------------    ------------    ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --              --              --
Net increase/(decrease) in net assets .................     6,723,535      12,918,608      (1,159,617)     (2,718,219)
Net assets beginning of period ........................    43,172,367      30,253,759      25,750,827      28,469,046
                                                         ------------    ------------    ------------    ------------
Net assets end of period ..............................  $ 49,895,902    $ 43,172,367    $ 24,591,210    $ 25,750,827
                                                         ============    ============    ============    ============
 Units issued during the period .......................       219,956         276,716         191,299         176,097
 Units redeemed during the period .....................      (377,208)       (295,426)       (775,396)       (852,756)
                                                         ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period ............      (157,252)        (18,710)       (584,097)       (676,659)
                                                         ============    ============    ============    ============



                                                              Janus Aspen Series
                                                               Worldwide Growth                MFS(R) Utilities
                                                        ------------------------------- -------------------------------
                                                              2007            2006            2007            2006
                                                        --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $   (181,102)   $    108,961    $    (93,288)    $    33,539
 Net realized gain (loss) on investments ..............    (1,753,792)     (3,955,131)      2,504,421       1,205,189
 Net change in unrealized appreciation
  (depreciation) ......................................     4,320,816       8,428,393         542,840       1,112,091
                                                         ------------    ------------    ------------     -----------
 Net increase/(decrease) in net assets from
  operations ..........................................     2,385,922       4,582,223       2,953,973       2,350,819
                                                         ------------    ------------    ------------     -----------
Contract transactions:
 Payments received from contractowners ................       480,420         455,548         659,069         587,252
 Transfers between subaccounts, net ...................      (636,373)     (2,165,493)      1,674,678         456,474
 Transfers for contract benefits and terminations .....    (6,353,932)     (6,596,639)     (1,586,441)       (971,516)
 Annual contract charges ..............................            --              --          (2,210)            (29)
                                                         ------------    ------------    ------------     -----------
Net increase/(decrease) from contract
 transactions .........................................    (6,509,885)     (8,306,584)        745,096          72,181
                                                         ------------    ------------    ------------     -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................           373              --              19              --
Net increase/(decrease) in net assets .................    (4,123,590)     (3,724,361)      3,699,088       2,423,000
Net assets beginning of period ........................    29,662,812      33,387,173      10,600,219       8,177,219
                                                         ------------    ------------    ------------     -----------
Net assets end of period ..............................  $ 25,539,222    $ 29,662,812    $ 14,299,307     $10,600,219
                                                         ============    ============    ============     ===========
 Units issued during the period .......................       201,503         151,179         171,928         125,685
 Units redeemed during the period .....................      (808,129)     (1,077,570)       (138,042)       (124,216)
                                                         ------------    ------------    ------------     -----------
 Net units issued/(redeemed) during period ............      (606,626)       (926,391)         33,886           1,469
                                                         ============    ============    ============     ===========

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                                 Multimanager                     Multimanager
                                                                  High Yield                    Small Cap Growth
                                                        ------------------------------- ---------------------------------
                                                              2007          2006 (h)          2007             2006
                                                        --------------- --------------- ---------------- ----------------
From operations:
 Net investment income (loss) .........................  $    973,734     $ 1,113,943    $     (744,670)  $     (881,352)
 Net realized gain (loss) on investments ..............       (44,250)         19,318         7,877,078        3,108,674
 Net change in unrealized appreciation
  (depreciation) ......................................      (654,315)       (815,919)       (5,459,275)       2,792,084
                                                         ------------     -----------    --------------   --------------
 Net increase/(decrease) in net assets from
  operations ..........................................       275,169         317,342         1,673,133        5,019,406
                                                         ------------     -----------    --------------   --------------
Contract transactions:
 Payments received from contractowners ................       447,477          29,431           664,246        1,522,125
 Transfers between subaccounts, net ...................        (1,572)     16,628,293        (4,531,959)      (1,386,838)
 Transfers for contract benefits and terminations .....    (1,671,448)       (314,187)      (10,583,234)     (10,989,318)
 Annual contract charges ..............................        (2,962)            (48)           (3,271)             (41)
                                                         ------------     -----------    --------------   --------------
Net increase/(decrease) from contract
 transactions .........................................    (1,228,505)     16,343,489       (14,454,218)     (10,854,072)
                                                         ------------     -----------    --------------   --------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            24              --               355               --
Net increase/(decrease) in net assets .................      (953,312)     16,660,831       (12,780,730)      (5,834,666)
Net assets beginning of period ........................    16,660,831              --        54,910,222       60,744,888
                                                         ------------     -----------    --------------   --------------
Net assets end of period ..............................  $ 15,707,519     $16,660,831    $   42,129,492   $   54,910,222
                                                         ============     ===========    ==============   ==============
 Units issued during the period .......................       138,580           6,526           161,802          370,522
 Units redeemed during the period .....................      (226,262)        (36,575)         (981,406)        (997,588)
                                                         ------------     -----------    --------------   --------------
 Net units issued/(redeemed) during period ............       (87,682)        (30,049)         (819,604)        (627,066)
                                                         ============     ===========    ==============   ==============



                                                                  Oppenheimer                    PIMCO Global
                                                               Global Securities                Bond (Unhedged)
                                                        ------------------------------- -------------------------------
                                                           2007 (aa)          2006            2007            2006
                                                        --------------- --------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $   (123,094)   $   (250,936)   $    308,871    $    389,897
 Net realized gain (loss) on investments ..............     6,165,043       4,066,326        (149,475)       (138,181)
 Net change in unrealized appreciation
  (depreciation) ......................................    (3,950,497)      2,014,066       1,446,569         479,156
                                                         ------------    ------------    ------------    ------------
 Net increase/(decrease) in net assets from
  operations ..........................................     2,091,452       5,829,456       1,605,965         730,872
                                                         ------------    ------------    ------------    ------------
Contract transactions:
 Payments received from contractowners ................     1,115,790       2,071,651         748,547         612,747
 Transfers between subaccounts, net ...................     1,261,178       6,290,406       1,454,162         204,208
 Transfers for contract benefits and terminations .....    (8,155,461)     (6,669,950)     (3,853,529)     (3,443,099)
 Annual contract charges ..............................        (3,701)            (53)         (2,376)            (45)
                                                         ------------    ------------    ------------    ------------
Net increase/(decrease) from contract
 transactions .........................................    (5,782,194)      1,692,054      (1,653,196)     (2,626,189)
                                                         ------------    ------------    ------------    ------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --          16,642              --
Net increase/(decrease) in net assets .................    (3,690,742)      7,521,510         (30,589)     (1,895,317)
Net assets beginning of period ........................    44,241,757      36,720,247      20,966,549      22,861,866
                                                         ------------    ------------    ------------    ------------
Net assets end of period ..............................  $ 40,551,015    $ 44,241,757    $ 20,935,960    $ 20,966,549
                                                         ============    ============    ============    ============
 Units issued during the period .......................       316,967         635,225         318,238         233,821
 Units redeemed during the period .....................      (577,168)       (553,828)       (440,695)       (427,360)
                                                         ------------    ------------    ------------    ------------
 Net units issued/(redeemed) during period ............      (260,201)         81,397        (122,457)       (193,539)
                                                         ============    ============    ============    ============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,


                                                               PIMCO StocksPLUS
                                                               Growth and Income              ProFund VP Bear
                                                        ------------------------------- ---------------------------
                                                              2007            2006           2007          2006
                                                        --------------- --------------- ------------- -------------
From operations:
 Net investment income (loss) .........................  $  2,190,003    $  1,203,478    $     9,437   $    (2,778)
 Net realized gain (loss) on investments ..............     2,345,572       1,823,179        (45,313)      (31,390)
 Net change in unrealized appreciation
  (depreciation) ......................................    (2,567,979)      1,541,204         25,164       (26,303)
                                                         ------------    ------------    -----------   -----------
 Net increase/(decrease) in net assets from
  operations ..........................................     1,967,596       4,567,861        (10,712)      (60,471)
                                                         ------------    ------------    -----------   -----------
Contract transactions:
 Payments received from contractowners ................       566,613         989,750          2,122         4,966
 Transfers between subaccounts, net ...................    (2,059,023)       (994,944)        44,805        70,233
 Transfers for contract benefits and terminations .....    (3,356,074)     (3,489,275)       (82,543)      (43,898)
 Annual contract charges ..............................        (6,589)           (103)           (29)           --
                                                         ------------    ------------    -----------   -----------
Net increase/(decrease) from contract
 transactions .........................................    (4,855,073)     (3,494,572)       (35,645)       31,301
                                                         ------------    ------------    -----------   -----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................            --              --             --            --
Net increase/(decrease) in net assets .................    (2,887,477)      1,073,289        (46,357)      (29,170)
Net assets beginning of period ........................    38,869,750      37,796,461        377,093       406,263
                                                         ------------    ------------    -----------   -----------
Net assets end of period ..............................  $ 35,982,273    $ 38,869,750    $   330,736   $   377,093
                                                         ============    ============    ===========   ===========
 Units issued during the period .......................       153,727         158,883         98,359       167,644
 Units redeemed during the period .....................      (506,328)       (443,067)      (105,274)     (166,534)
                                                         ------------    ------------    -----------   -----------
 Net units issued/(redeemed) during period ............      (352,601)       (284,184)        (6,915)        1,110
                                                         ============    ============    ===========   ===========



                                                                   ProFund VP
                                                            Rising Rates Opportunity           ProFund VP UltraBull
                                                        --------------------------------- -------------------------------
                                                              2007             2006             2007            2006
                                                        --------------- ----------------- --------------- ---------------
From operations:
 Net investment income (loss) .........................  $     340,379    $     39,597     $     724,000   $    (108,760)
 Net realized gain (loss) on investments ..............       (204,439)       (233,458)          388,979         412,102
 Net change in unrealized appreciation
  (depreciation) ......................................       (603,935)      1,017,069        (1,128,089)      1,157,015
                                                         -------------    ------------     -------------   -------------
 Net increase/(decrease) in net assets from
  operations ..........................................       (467,995)        823,208           (15,110)      1,460,357
                                                         -------------    ------------     -------------   -------------
Contract transactions:
 Payments received from contractowners ................         46,804         230,481           161,504         275,890
 Transfers between subaccounts, net ...................       (945,454)       (208,166)         (169,984)       (174,082)
 Transfers for contract benefits and terminations .....       (850,694)     (1,034,454)       (1,241,243)     (1,362,724)
 Annual contract charges ..............................           (591)             (6)             (750)            (11)
                                                         -------------    ------------     -------------   -------------
Net increase/(decrease) from contract
 transactions .........................................     (1,749,935)     (1,012,145)       (1,250,473)     (1,260,927)
                                                         -------------    ------------     -------------   -------------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................             20              --               123              --
Net increase/(decrease) in net assets .................     (2,217,910)       (188,937)       (1,265,460)        199,430
Net assets beginning of period ........................      9,337,087       9,526,024         8,092,655       7,893,225
                                                         -------------    --------------   -------------   -------------
Net assets end of period ..............................  $   7,119,177    $  9,337,087     $   6,827,195   $   8,092,655
                                                         =============    ==============   =============   =============
 Units issued during the period .......................         33,123         133,496           141,283         109,741
 Units redeemed during the period .....................       (230,921)       (250,127)         (205,556)       (186,464)
                                                         -------------    --------------   -------------   -------------
 Net units issued/(redeemed) during period ............       (197,798)       (116,631)          (64,273)        (76,723)
                                                         =============    ==============   =============   =============

----------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDING DECEMBER 31,

                                                                     UIF Global
                                                                    Value Equity
                                                          ---------------------------------
                                                                2007              2006
                                                          ---------------   ---------------
From operations:
 Net investment income (loss) .........................    $     17,897      $   (1,009)
 Net realized gain (loss) on investments ..............       1,485,238         899,876
 Net change in unrealized appreciation
  (depreciation) ......................................      (1,119,009)        519,265
                                                           ------------      ----------
 Net increase/(decrease) in net assets from
  operations ..........................................         384,126       1,418,132
                                                           ------------      ----------
Contract transactions:
 Payments received from contractowners ................         126,385         421,622
 Transfers between subaccounts, net ...................        (663,857)       (612,646)
 Transfers for contract benefits and terminations .....        (786,376)       (668,441)
 Annual contract charges ..............................            (999)             (8)
                                                           ------------      ----------
Net increase/(decrease) from contract
 transactions .........................................      (1,324,847)       (859,473)
                                                           ------------      ----------
Net increase/(decrease) in amount retained by
 MONY America in Separate Account A ...................              --              --
Net increase/(decrease) in net assets .................        (940,721)        558,659
Net assets beginning of period ........................       8,469,200       7,910,541
                                                           ------------      ----------
Net assets end of period ..............................    $  7,528,479      $8,469,200
                                                           ============      ===========
 Units issued during the period .......................          66,879         331,682
 Units redeemed during the period .....................        (159,528)       (398,762)
                                                           ------------      ----------
 Net units issued/(redeemed) during period ............         (92,649)        (67,080)
                                                           ============      ==========

-------
(a) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(b) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(c) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(d) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(e) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(f)   Commenced operations on November 3, 2006.
(g) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(h) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(i) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(j) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 5)
(k) Fidelity VIP Contrafund was substituted for Fidelilty VIP Growth on August 17, 2007. (See Note 5)
(l) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(m) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(n) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(o) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)
(p) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDING DECEMBER 31,

(q) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(r) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(s) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(t) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(u) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(v) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(w) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(x) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(y) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)
(z)   Commenced operations on June 15, 2007.
(aa)  Commenced operations on August 17, 2007.
(ab)  Commenced operations on November 16, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007


1.  Organization and Business

    MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

    The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity), collectively, the "Variable Annuity Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company.

    There are fifty-seven MONY America Variable Annuity subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
    (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, ProFunds, or The Universal Institutional Funds, Inc. (collectively, "the Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004 the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust"). Effective July 9, 2004 the Fund and the Trust merged into EQAT. The Fund and the Trust were affiliated with MONY America.

    Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Annuity policies will not be charged with liabilities arising out of other business MONY America may conduct.

    The Variable Account consists of the following variable investment options:
    o AIM V.I. Financial Services
    o AIM V.I. Global Health Care
    o AIM V.I. Technology
    o All Asset Allocation(1)
    o AXA Aggressive Allocation
    o AXA Conservative Allocation
    o AXA Conservative-Plus Allocation
    o AXA Moderate Allocation
    o AXA Moderate-Plus Allocation
    o Dreyfus Stock Index Fund, Inc.
    o EQ/AllianceBernstein Small Cap Growth
    o EQ/AllianceBernstein Value
    o EQ/BlackRock Basic Value Equity(2)
    o EQ/Bond Index
    o EQ/Boston Advisors Equity Income
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian Research
    o EQ/Caywood-Scholl High Yield Bond
    o EQ/FI Mid Cap
    o EQ/GAMCO Mergers and Acquisitions
    o EQ/GAMCO Small Company Value
    o EQ/Government Securities
    o EQ/International Growth
    o EQ/JPMorgan Core Bond
    o EQ/Long Term Bond
    o EQ/Lord Abbett Growth and Income
    o EQ/Lord Abbett Mid Cap Value
    o EQ/Marsico Focus
    o EQ/Money Market
    o EQ/Montag & Caldwell Growth
    o EQ/PIMCO Real Return
    o EQ/Short Duration Bond
    o EQ/Small Company Index
    o EQ/T. Rowe Price Growth Stock(3)
    o EQ/UBS Growth and Income
    o EQ/Van Kampen Emerging Markets Equity
    o EQ/Van Kampen Mid Cap Growth
    o EQ/Van Kampen Real Estate
    o Fidelity VIP Contrafund(R)
    o Franklin Income Securities
    o Franklin Rising Dividends Securities
    o Franklin Zero Coupon 2010
    o Janus Aspen Series Balanced
    o Janus Aspen Series Forty
    o Janus Aspen Series International Growth
    o Janus Aspen Series Mid Cap Growth
    o Janus Aspen Series Worldwide Growth
    o MFS(R) Utilities
    o Multimanager High Yield(4)
    o Multimanager Small Cap Growth(5)
    o Oppenheimer Global Securities
    o PIMCO Global Bond (Unhedged)
    o PIMCO StocksPLUS Growth and Income
    o ProFund VP Bear

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


1.  Organization and Business (Concluded)

    o ProFund VP Rising Rates Opportunity
    o ProFund VP UltraBull
    o UIF Global Value Equity

    (1) Formerly known as EQ/Enterprise Moderate Allocation
    (2) Formerly known as EQ/Mercury Basic Value Equity
    (3) Formerly known as EQ/TCW Equity
    (4) Formerly known as AXA Premier VIP High Yield
    (5) Formerly known as EQ/Small Company Growth

    These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.


2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. MONY America does not anticipate any impact to the net assets of the Variable Account, upon adoption.

    Investments:

    The investment in shares of each of the respective Funds is stated at value, which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For EQ/Money Market, the net asset value is based on the amortized cost of the securities held, which approximates market value.

    Investment Transactions and Investment Income:

    Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gain and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

    Due to and Due From:

    Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

    Contract Payments and Transfers:

    Payments received from contractowners represent contractowners contributions under the Variable Annuity Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

    Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds including permitted transfers to and from the Guaranteed Interest Account with Market Value Adjustment. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


2.  Significant Accounting Policies (Concluded)

    Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges, if applicable.

    Taxes:

    The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Annuity policies participating in the Variable Account by reasons of applicable provisions of the Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Annuity policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.


3.  Related Party Transactions

    Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

    MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2007, MONY America received $1,706,108 in aggregate from certain Funds in connection with the MONY America subaccounts.

    Investment Manager and Advisors:

    EQAT and VIP have the right to issue two classes of shares--Class A and Class B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

    AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.20% average daily net assets. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

    Contract Distribution and Principal Underwriter:

    AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Annuity policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

    The Variable Annuity policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Annuity policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


4.  Investment Transactions

    Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2007 were as follows:

                                                         Cost of Shares      Proceeds from
                                                            Acquired        Shares Redeemed
                                                        ----------------   ----------------
    AIM V.I. Financial Services .....................      $   550,621        $   710,789
    AIM V.I. Global Health Care .....................          234,508          1,166,711
    AIM V.I. Technology .............................          356,241            677,585
    All Asset Allocation ............................       18,636,008         86,804,622
    AXA Aggressive Allocation .......................        1,583,792            158,687
    AXA Conservative Allocation .....................          987,124            108,616
    AXA Conservative-Plus Allocation ................        2,332,832             83,235
    AXA Moderate Allocation .........................        6,225,879            443,024
    AXA Moderate-Plus Allocation ....................        4,394,182            228,675
    Dreyfus Stock Index Fund, Inc. ..................        3,057,211         15,091,082
    EQ/AllianceBernstein Small Cap Growth ...........        4,891,779            503,321
    EQ/Alliance Bernstein Value .....................       13,338,457            669,785
    EQ/BlackRock Basic Value Equity .................       16,895,607          2,599,932
    EQ/Bond Index ...................................        2,340,396          8,273,476
    EQ/Boston Advisors Equity Income ................        7,455,022         16,098,273
    EQ/Calvert Socially Responsible .................          521,215          1,139,510
    EQ/Capital Guardian Research ....................       12,084,898          1,124,530
    EQ/Caywood-Scholl High Yield Bond ...............        4,625,656         14,062,264
    EQ/FI Mid Cap ...................................       13,107,257          4,793,318
    EQ/GAMCO Mergers and Acquisitions ...............        2,256,418          3,243,008
    EQ/GAMCO Small Company Value ....................       17,959,671         70,447,145
    EQ/Government Securities ........................        7,221,197         18,596,625
    EQ/International Growth .........................        7,786,989         13,635,083
    EQ/JPMorgan Core Bond ...........................       22,141,766         18,486,169
    EQ/Long Term Bond ...............................        4,235,485         13,541,545
    EQ/Lord Abbett Growth and Income ................        7,210,784         15,420,784
    EQ/Lord Abbett Mid Cap Value ....................        6,513,505         16,346,133
    EQ/Marsico Focus ................................        4,515,148         10,622,083
    EQ/Money Market .................................       70,043,039         73,987,715
    EQ/Montag & Caldwell Growth .....................        4,976,328         52,942,709
    EQ/PIMCO Real Return ............................        3,446,166          6,477,666
    EQ/Short Duration Bond ..........................        1,128,256          2,140,901
    EQ/Small Company Index ..........................        8,867,728            168,616
    EQ/T. Rowe Price Growth Stock ...................        6,846,810         29,528,957
    EQ/UBS Growth and Income ........................        2,685,892         21,723,169
    EQ/Van Kampen Emerging Markets Equity ...........        6,854,476          4,820,551
    EQ/Van Kampen Mid Cap Growth ....................       31,248,106          1,779,815
    EQ/Van Kampen Real Estate .......................       37,884,080          6,304,202
    Fidelity VIP Contrafund(R) ......................       41,753,415         22,359,110
    Franklin Income Securities ......................       40,468,758         11,180,215
    Franklin Rising Dividends Securities ............        4,021,784          4,610,680
    Franklin Zero Coupon 2010 .......................        2,503,586          2,048,916
    Janus Aspen Series Balanced .....................        3,097,777         13,237,952
    Janus Aspen Series Forty ........................        6,954,763         13,148,205
    Janus Aspen Series International Growth .........        5,707,777         10,297,468
    Janus Aspen Series Mid Cap Growth ...............        2,125,540          8,207,172
    Janus Aspen Series Worldwide Growth .............        2,446,655          9,137,270
    MFS(R) Utilities ................................        5,222,967          3,670,093
    Multimanager High Yield .........................        3,224,290          3,479,037
    Multimanager Small Cap Growth ...................        6,462,855         17,705,210

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


4.  Investment Transactions (Concluded)

                                                     Cost of Shares     Proceeds from
                                                        Acquired       Shares Redeemed
                                                    ---------------   ----------------
    Oppenheimer Global Securities ...............      $9,621,107        $13,275,657
    PIMCO Global Bond (Unhedged) ................       5,199,802          6,422,196
    PIMCO StocksPLUS Growth and Income ..........       4,948,937          7,614,053
    ProFund VP Bear .............................         630,849            657,061
    ProFund VP Rising Rates Opportunity .........         761,678          2,171,214
    ProFund VP UltraBull ........................       3,605,573          4,131,924
    UIF Global Value Equity .....................       1,768,753          2,430,497

5.  Substitutions/Reorganizations

    Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.


    -------------------------------------------------------------------------------------------------------------
     November 16, 2007                   Removed Portfolio            Class         Surviving Portfolio    Class
    -------------------------------------------------------------------------------------------------------------
                                                                                    EQ/BlackRock
                                         AIM V. I. Basic Value        Series 1      Basic Value Equity      B
    -------------------------------------------------------------------------------------------------------------
    Shares                                 1,064,855                                  1,121,932
    Value                                $     13.50                                $     17.17
    Net assets before merger             $14,375,538                                $ 4,888,035
    Net assets after merger              $        --                                $19,263,573
    -------------------------------------------------------------------------------------------------------------
                                         AIM V.I. MidCap
                                         Core Equity                  Series 1      EQ/FI Mid Cap           A
    -------------------------------------------------------------------------------------------------------------
    Shares                                   555,706                                  2,810,183
    Value                                $     14.65                                $     11.51
    Net assets before merger             $ 8,141,096                                $24,204,114
    Net assets after merger              $        --                                $32,345,210
    -------------------------------------------------------------------------------------------------------------
                                          Alger American Balanced      O            Franklin Income
                                         MFS Total Return             Service       Securities              2
    -------------------------------------------------------------------------------------------------------------
    Shares-Alger American Balanced           681,795                                         --
    Shares-MFS Total Return                  897,706                                         --
    Shares-Franklin Income Securities             --                                  2,790,802
    Value-Alger American Balanced        $     14.47                                         --
    Value-MFS Total Return               $     21.63                                         --
    Value-Franklin Income Securities              --                                $     17.17
    Net assets before merger             $29,282,967                                $18,635,098
    Net assets after merger              $        --                                $47,918,065
    -------------------------------------------------------------------------------------------------------------
                                          Alger American                            EQ/Van Kampen
                                         MidCap Growth                 O            Mid Cap Growth          A
    -------------------------------------------------------------------------------------------------------------
    Shares                                 1,273,509                                  2,020,386
    Value                                $     22.44                                $     16.24
    Net assets before merger             $28,577,534                                $ 4,233,541
    Net assets after merger              $        --                                $32,811,075
    -------------------------------------------------------------------------------------------------------------
                                          Dreyfus IP Small                          EQ/Small
                                         Cap Stock Index               Service      Company Index           A
    -------------------------------------------------------------------------------------------------------------
    Shares                                   448,356                                    623,418
    Value                                $     17.77                                $     12.78
    Net assets before merger             $ 7,967,284                                $        --
    Net assets after merger              $        --                                $ 7,967,284
    -------------------------------------------------------------------------------------------------------------
    -------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


5.  Substitutions/Reorganizations (Continued)


    ------------------------------------------------------------------------------------------------------------------------
     November 16, 2007                         Removed Portfolio            Class        Surviving Portfolio       Class
    ------------------------------------------------------------------------------------------------------------------------
                                               Fidelity VIP Growth
                                               Opportunities                Service
                                               Oppenheimer Main Street      Service      EQ/Capital
                                               Premier VIT OpCap Equity     *            Guardian Research            A
    ------------------------------------------------------------------------------------------------------------------------
    Shares-Fidelity VIP Growth Opportunities       245,075                                        --
    Shares-Oppenheimer Main Street                 300,884                                        --
    Shares-Premier VIT OpCap Equity                 30,107                                        --
    Shares-EQ/Capital Guardian Research                                                    1,016,304
    Value-Fidelity VIP Growth Opportunities    $     21.55                                        --
    Value-Oppenheimer Main Street              $     25.18                                        --
    Value-Premier VIT OpCap Equity             $     36.03                                        --
    Value-EQ/Capital Guardian Research                                                   $     14.39
    Net assets before merger                   $13,942,369                               $   682,243
    Net assets after merger                    $        --                               $14,624,612
    ------------------------------------------------------------------------------------------------------------------------
                                               Janus Aspen Series                        EQ/JPMorgan
                                               Flexible Bond                 Service     Core Bond                    A
    ------------------------------------------------------------------------------------------------------------------------
    Shares                                       1,015,372                                 4,005,097
    Value                                      $     12.26                               $     11.30
    Net assets before merger                   $12,448,459                               $32,809,132
    Net assets after merger                    $        --                               $45,257,591
    ------------------------------------------------------------------------------------------------------------------------
                                               Old Mutual Select Value
                                               Premier VIT OpCap            Insurance    EQ/AllianceBernstein
                                               Managed                      *            Value                        A
    ------------------------------------------------------------------------------------------------------------------------
    Shares-Old Mutual Select Value                 278,346                                        --
    Shares-Premier VIT OpCap Managed               206,592                                        --
    Shares-EQ/AllianceBernstein Value                   --                                   842,427
    Value-Old Mutual Select Value              $     18.27                                        --
    Value-Premier VIT OpCap Managed            $     38.63                                        --
    Value-EQ/AllianceBernstein Value                    --                               $     15.51
    Net Assets before merger                   $13,066,041                               $        --
    Net Assets after merger                    $        --                               $13,066,041
    ------------------------------------------------------------------------------------------------------------------------
     August 17, 2007                           Removed Portfolio            Class       Surviving Portfolio          Class
    ------------------------------------------------------------------------------------------------------------------------
                                               Fidelity VIP Growth          Service     Fidelity VIP Contrafund     Service
    ------------------------------------------------------------------------------------------------------------------------
     Shares                                        478,137                                 2,233,913
     Value                                     $     39.57                               $     32.91
     Net assets before merger                  $18,919,891                               $54,598,187
     Net assets after merger                   $        --                               $73,518,078
    ------------------------------------------------------------------------------------------------------------------------
                                               MFS Mid                                   EQ/Van Kampen
                                               Cap Growth                   Initial      Mid Cap Growth               A
    ------------------------------------------------------------------------------------------------------------------------
     Shares                                        533,284                                   263,923
     Value                                     $      7.28                               $     14.71
     Net assets before merger                  $ 3,882,310                               $        --
     Net assets after merger                   $        --                               $ 3,882,310
    ------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


5.  Substitutions/Reorganizations (Continued)


    ----------------------------------------------------------------------------------------------------
     August 17, 2007            Removed Portfolio         Class     Surviving Portfolio         Class
    ----------------------------------------------------------------------------------------------------
                                                                    EQ/AllianceBernstein
                                MFS New Discovery         Initial   Small Cap Growth              A
    ----------------------------------------------------------------------------------------------------
    Shares                          285,627                              274,375
    Value                       $     17.07                          $     17.77
    Net assets before merger    $ 4,875,650                          $        --
    Net assets after merger     $        --                          $ 4,875,650
    ----------------------------------------------------------------------------------------------------
                                Premier VIT OpCap
                                Small Cap                  *         EQ/Small Company Index       A
    ----------------------------------------------------------------------------------------------------
    Shares                           28,345                               64,617
    Value                       $     29.59                          $     12.98
    Net assets before merger    $   838,730                          $        --
    Net assets after merger     $        --                          $   838,730
    ----------------------------------------------------------------------------------------------------
                                UIF                                  EQ/Van Kampen
                                U.S. Real Estate           1         Real Estate                  A
    ----------------------------------------------------------------------------------------------------
    Shares                        1,620,599                            4,279,589
    Value                       $     24.11                          $      9.13
    Net assets before merger    $39,072,648                          $        --
    Net assets after merger     $        --                          $39,072,648
    ----------------------------------------------------------------------------------------------------
    * The fund does not specify a share class.

    ----------------------------------------------------------------------------------------------------
     November 3, 2006            Removed Portfolio         Class     Surviving Portfolio         Class
    ----------------------------------------------------------------------------------------------------
                                The Dreyfus Socially
                                Responsible Growth                   EQ/Calvert Socially
                                Fund, Inc.                 Initial   Responsible                  B
    ----------------------------------------------------------------------------------------------------
     Shares                         139,519                              457,028
     Value                      $     27.68                          $      8.45
     Net assets before merger   $ 3,861,883                          $        --
     Net assets after merger    $        --                          $ 3,861,883
    ----------------------------------------------------------------------------------------------------
                                Lord Abbett                         AXA Premier
                                Bond Debenture             VC        VIP High Yield               A
    ----------------------------------------------------------------------------------------------------
     Shares                       1,362,619                            2,840,714
     Value                      $     12.30                          $      5.90
     Net assets before merger   $16,760,215                          $        --
     Net assets after merger    $        --                          $16,760,215
    ----------------------------------------------------------------------------------------------------
                                Lord Abbett                          EQ/Lord Abbett
                                Growth and Income          VC        Growth and Income            A
    ----------------------------------------------------------------------------------------------------
     Shares                       1,913,420                            4,685,895
     Value                      $     29.51                          $     12.05
     Net assets before merger   $56,465,032                          $        --
     Net assets after merger    $        --                          $56,465,032
    ----------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


5. Substitutions/Reorganizations (Concluded)


    November 3, 2006          Removed Portfolio     Class             Surviving Portfolio    Class
   -------------------------------------------------------------------------------------------------
                              Lord Abbett                             EQ/Lord Abbett
                              Mid-Cap Value          VC               Mid Cap Value           A
   -------------------------------------------------------------------------------------------------
   Shares                       2,349,817                               4,401,770
   Value                      $     22.61                             $     12.07
   Net assets before merger   $53,129,369                             $        --
   Net assets after merger    $        --                             $53,129,369
   -------------------------------------------------------------------------------------------------
                              Old Mutual                              EQ/FI
                              Mid-Cap                Insurance        Mid Cap                 A
   -------------------------------------------------------------------------------------------------
   Shares                       1,385,756                               2,193,683
   Value                      $     16.97                             $     10.72
   Net assets before merger   $23,516,282                             $        --
   Net assets after merger    $        --                             $23,516,282
   -------------------------------------------------------------------------------------------------
                              PIMCO                                   EQ/JPMorgan
                              Real Return            Administrative   Core Bond               A
   -------------------------------------------------------------------------------------------------
   Shares                       5,173,915                               5,647,584
   Value                      $     12.40                             $     11.36
   Net assets before merger   $64,156,551                             $        --
   Net assets after merger    $        --                             $64,156,551
   -------------------------------------------------------------------------------------------------
                              Van Kampen UIF                          EQ/Van Kampen
                              Emerging Markets                        Emerging
                              Equity                 1                Markets Equity          A
   -------------------------------------------------------------------------------------------------
   Shares                         770,119                                 856,997
   Value                      $     17.46                             $     15.69
   Net assets before merger   $13,446,282                             $        --
   Net assets after merger    $        --                             $13,446,282
   -------------------------------------------------------------------------------------------------

6.  Financial Highlights

    The unique combination of features within the Variable Annuity Policies result in varied fee structures. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

    Financial highlights for the years ended December 31, 2007, 2006, 2005 and 2004 are presented in the same table. The table for the year ended December 31, 2003 is presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts:
    An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

    During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the year ended December 31, 2003 are presented for each portfolio of the Funds rather than each Variable Annuity Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Annuity Policies.

    The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6.  Financial Highlights (Continued)

    Contractowner Charges:

    Mortality & Expense Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 1.20% to a high of 2.85%.

    Annual Contract Charge: This charge is deducted from the fund value, and ranges from a low of $0 to a high of $30.

    Transfer Charge: MONY America does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the contractowner. The charge would be deducted from the fund value.

    Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6.  Financial Highlights (Continued)


                                                                                 At December 31,
                                                       --------------------------------------------------------------------
                                                                                                              Unit Value
                                                                              Units                           Lowest to
                                                                           Outstanding                         Highest
                                                       --------------------------------------------------- ----------------
                                                           2007         2006         2005         2004           2007
                                                       ------------ ------------ ------------ ------------ ----------------
AIM V.I. Financial Services ..........................    222,968      249,434      260,439      263,257   $10.36  to  11.03
AIM V.I. Global Health Care ..........................    358,618      425,878      464,986      477,569    13.37  to  14.11
AIM V.I. Technology ..................................    169,357      197,609      200,307      222,032     9.82  to  14.08
All Asset Allocation (e) ............................. 10,167,790   13,007,602   16,217,357   19,181,899    11.67  to  13.17
AXA Aggressive Allocation (r) ........................    135,252           --           --           --     9.92  to  10.02
AXA Conservative Allocation (r) ......................     82,558           --           --           --    10.25  to  10.35
AXA Conservative-Plus Allocation (r) .................    213,813           --           --           --    10.12  to  10.22
AXA Moderate Allocation (r) ..........................    551,332           --           --           --    10.12  to  10.21
AXA Moderate-Plus Allocation (r) .....................    396,297           --           --           --    10.05  to  10.14
Dreyfus Stock Index Fund, Inc. .......................  4,131,405    5,268,532    6,734,123    8,132,629               10.69
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......    394,888           --           --           --    12.47  to  15.37
EQ/AllianceBernstein Value (t) (u) (ak) ..............    533,572           --           --           --    11.84  to  14.53
EQ/BlackRock Basic Value Equity (b) (g) (v)...........  1,554,889      364,189      334,495           --    11.84  to  12.20
EQ/Bond Index ........................................  1,309,036    1,762,331    2,236,904    2,798,876    13.37  to  26.39
EQ/Boston Advisors Equity Income (a) .................  3,114,393    3,910,943    4,657,351    4,540,100    15.43  to  16.14
EQ/Calvert Socially Responsible (b) (c) (k) ..........    501,836      596,768      111,380           --    11.71  to  11.99
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....  1,191,701       58,010       60,337           --    14.02  to  15.17
EQ/Caywood to Scholl High Yield Bond .................  2,106,435    2,795,291    3,508,055    4,169,039    14.79  to  22.01
EQ/FI Mid Cap (j) (o) (z) ............................  1,889,858    1,571,272           --           --    16.90  to  16.96
EQ/GAMCO Mergers and Acquisitions ....................    682,939      780,735      690,567      602,604    12.23  to  12.85
EQ/GAMCO Small Company Value .........................  6,780,572    8,478,066   10,518,480   11,851,542    18.33  to  19.56
EQ/Government Securities .............................  4,337,714    5,403,083    6,889,765    7,997,304    10.01  to  11.37
EQ/International Growth ..............................  1,999,613    2,429,300    2,612,697    3,004,965    14.55  to  20.44
EQ/JPMorgan Core Bond (j) (p) (aa) ...................  4,790,837    4,713,731           --           --    10.61  to  13.82
EQ/Long Term Bond ....................................  2,359,648    2,985,244    3,747,828    4,450,508    10.63  to  13.33
EQ/Lord Abbett Growth and Income (j) (m) .............  3,552,720    4,242,275           --           --    14.51  to  15.02
EQ/Lord Abbett Mid Cap Value (j) (n) .................  2,752,924    3,513,649           --           --    15.40  to  16.34
EQ/Marsico Focus (b) (f) .............................  2,049,590    2,697,953    3,382,866           --               12.85
EQ/Money Market (b) (h) ..............................  7,375,080    7,997,744    9,087,032           --    10.41  to  10.81
EQ/Montag & Caldwell Growth (i) ...................... 11,585,305   15,865,277   21,013,449   20,456,697    12.56  to  13.81
EQ/PIMCO Real Return .................................  1,352,777    1,647,715    2,137,878    2,314,751    10.52  to  12.40
EQ/Short Duration Bond ...............................    468,414      576,197      667,242      702,782     9.98  to  10.74
EQ/Small Company Index (ab) (ac) (aj) ................    464,560           --           --           --    16.99  to  17.65
EQ/T Rowe Price Growth Stock .........................  4,179,739    5,656,679    7,804,903    9,624,536    10.32  to  46.62
EQ/UBS Growth and Income .............................  4,793,215    6,168,924    7,688,108    8,992,823    12.88  to  15.05
EQ/Van Kampen Emerging Markets Equity (j) (q) ........    538,107      573,647           --           --    37.02  to  40.75
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........  2,478,156           --           --           --    10.91  to  15.33
EQ/Van Kampen Real Estate (af) (aj) ..................  1,436,226           --           --           --    19.76  to  23.08
Fidelity VIP Contrafund(R) (ag) ......................  4,309,960    4,132,884    4,769,384    5,109,618               16.57
Franklin Income Securities (ah) (ai) .................  4,025,398    2,071,679    1,770,152    1,304,376    14.92  to  16.29
Franklin Rising Dividends Securities .................    902,563      964,334      822,403      804,923    13.68  to  14.96
Franklin Zero Coupon 2010 ............................    439,647      408,570      220,809      171,289    10.17  to  10.55



                                                                                  At December 31,
                                                       -------------------------------------------------------------------
                                                                                     Unit Value
                                                                                 Lowest to Highest
                                                       -------------------------------------------------------------------
                                                                2006                    2005                  2004
                                                       ---------------------   --------------------- ---------------------
AIM V.I. Financial Services ..........................  $ 13.48  to $ 14.59    $ 11.72  to  $12.89   $ 11.20  to  $12.52
AIM V.I. Global Health Care ..........................    12.10  to  12.98       11.64  to   12.69     10.89  to   12.07
AIM V.I. Technology ..................................     9.22  to  13.45        8.45  to   12.53      8.37  to   12.62
All Asset Allocation (e) .............................    11.30  to  12.97       10.38  to   12.11      9.99  to   11.85
AXA Aggressive Allocation (r) ........................                  --                      --                    --
AXA Conservative Allocation (r) ......................                  --                      --                    --
AXA Conservative-Plus Allocation (r) .................                  --                      --                    --
AXA Moderate Allocation (r) ..........................                  --                      --                    --
AXA Moderate-Plus Allocation (r) .....................                  --                      --                    --
Dreyfus Stock Index Fund, Inc. .......................               10.30                    9.04                  8.75
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......                  --                      --                    --
EQ/AllianceBernstein Value (t) (u) (ak) ..............                  --                      --                    --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........    12.05  to  12.20       10.21  to   10.25                    --
EQ/Bond Index ........................................    25.05  to  12.70       12.40  to   24.43     12.45  to   24.51
EQ/Boston Advisors Equity Income (a) .................    15.06  to  16.01       13.14  to   14.20     12.52  to   13.76
EQ/Calvert Socially Responsible (b) (c) (k) ..........    10.75  to  10.82       10.40  to   10.50                    --
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....               11.50                   10.36                    --
EQ/Caywood to Scholl High Yield Bond .................    14.58  to  21.68       13.69  to   20.33     13.51  to   20.04
EQ/FI Mid Cap (j) (o) (z) ............................    15.85  to  16.05                      --                    --
EQ/GAMCO Mergers and Acquisitions ....................    12.17  to  12.57       11.16  to   11.35     10.98  to   10.98
EQ/GAMCO Small Company Value .........................    17.26  to  18.11       14.94  to   15.43     14.74  to   14.96
EQ/Government Securities .............................     9.65  to  10.79        9.58  to   10.53      9.73  to   10.52
EQ/International Growth ..............................    12.69  to  17.81       10.24  to   14.35      9.18  to   12.86
EQ/JPMorgan Core Bond (j) (p) (aa) ...................    10.56  to  13.54                      --                    --
EQ/Long Term Bond ....................................    10.16  to  12.53       10.24  to   12.42     10.22  to   12.20
EQ/Lord Abbett Growth and Income (j) (m) .............    14.16  to  14.90                      --                    --
EQ/Lord Abbett Mid Cap Value (j) (n) .................    15.46  to  16.67                      --                    --
EQ/Marsico Focus (b) (f) .............................               11.42                   10.58                    --
EQ/Money Market (b) (h) ..............................    10.20  to  10.42       10.02  to   10.07                    --
EQ/Montag & Caldwell Growth (i) ......................    10.52  to  11.76        9.87  to   11.21      9.47  to   10.94
EQ/PIMCO Real Return .................................     9.71  to  11.26        9.95  to   11.35     10.15  to   11.40
EQ/Short Duration Bond ...............................     9.75  to  10.32        9.65  to   10.05      9.80  to   10.03
EQ/Small Company Index (ab) (ac) (aj) ................                  --                      --                    --
EQ/T Rowe Price Growth Stock .........................     9.75  to  44.03       10.30  to   46.43     10.04  to   45.22
EQ/UBS Growth and Income .............................    12.89  to  15.31       11.43  to   13.80     10.62  to   13.03
EQ/Van Kampen Emerging Markets Equity (j) (q) ........    26.32  to  29.45                      --                    --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........                  --                      --                    --
EQ/Van Kampen Real Estate (af) (aj) ..................                  --                      --                    --
Fidelity VIP Contrafund(R) (ag) ......................               14.29                   12.98                 11.26
Franklin Income Securities (ah) (ai) .................    14.80  to  15.89       12.88  to   13.60     13.04  to   13.55
Franklin Rising Dividends Securities .................    14.47  to  15.56       12.70  to   13.45     12.64  to   13.16
Franklin Zero Coupon 2010 ............................     9.65  to   9.85        9.70  to    9.74      9.72  to    9.85


                                                                       At December 31,
                                                       -----------------------------------------------
                                                                         Net Assets
                                                                           (000's)
                                                       -----------------------------------------------
                                                           2007        2006        2005        2004
                                                       ----------- ----------- ----------- -----------
AIM V.I. Financial Services .......................... $2,325      $3,407      $3,111       $3,021
AIM V.I. Global Health Care ..........................   4,630       5,016       5,303       5,119
AIM V.I. Technology ..................................   1,722       1,917       1,782       1,960
All Asset Allocation (e) ............................. 285,185     348,830     401,396     464,811
AXA Aggressive Allocation (r) ........................   1,352          --          --          --
AXA Conservative Allocation (r) ......................     853          --          --          --
AXA Conservative-Plus Allocation (r) .................   2,181          --          --          --
AXA Moderate Allocation (r) ..........................   5,623          --          --          --
AXA Moderate-Plus Allocation (r) .....................   4,006          --          --          --
Dreyfus Stock Index Fund, Inc. .......................  44,168      54,242      60,838      71,132
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......   4,956          --          --          --
EQ/AllianceBernstein Value (t) (u) (ak) ..............  12,416          --          --          --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........  18,819       4,430       3,417          --
EQ/Bond Index ........................................  20,973      26,540      32,786      41,263
EQ/Boston Advisors Equity Income (a) .................  45,485      56,007      58,389      54,514
EQ/Calvert Socially Responsible (b) (c) (k) ..........   4,692       4,971       1,158          --
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....  13,503         667         625          --
EQ/Caywood to Scholl High Yield Bond .................  34,084      44,667      52,720      61,983
EQ/FI Mid Cap (j) (o) (z) ............................  31,063      24,229          --          --
EQ/GAMCO Mergers and Acquisitions ....................   8,820       9,889       7,901       6,690
EQ/GAMCO Small Company Value ......................... 224,515     261,855     279,022     315,107
EQ/Government Securities .............................  52,692      62,860      78,982      92,409
EQ/International Growth ..............................  33,129      34,960      30,532      31,601
EQ/JPMorgan Core Bond (j) (p) (aa) ...................  64,255      62,104          --          --
EQ/Long Term Bond ....................................  39,532      47,465      59,589      70,378
EQ/Lord Abbett Growth and Income (j) (m) .............  50,253      58,890          --          --
EQ/Lord Abbett Mid Cap Value (j) (n) .................  41,693      53,668          --          --
EQ/Marsico Focus (b) (f) .............................  26,335      30,801      35,796          --
EQ/Money Market (b) (h) ..............................  79,635      83,239      92,980          --
EQ/Montag & Caldwell Growth (i) ...................... 139,566     160,312     199,621     187,040
EQ/PIMCO Real Return .................................  16,469      18,275      23,974      26,154
EQ/Short Duration Bond ...............................   4,963       5,891       6,668       7,034
EQ/Small Company Index (ab) (ac) (aj) ................   8,646          --          --          --
EQ/T Rowe Price Growth Stock .........................  82,423     102,878     146,870     176,642
EQ/UBS Growth and Income .............................  62,337      80,414      89,065      96,990
EQ/Van Kampen Emerging Markets Equity (j) (q) ........  20,069      15,310          --          --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........  31,984          --          --          --
EQ/Van Kampen Real Estate (af) (aj) ..................  31,159          --          --          --
Fidelity VIP Contrafund(R) (ag) ......................  71,408      59,086      61,925      57,541
Franklin Income Securities (ah) (ai) .................  63,900      32,424      23,774      17,468
Franklin Rising Dividends Securities .................  13,210      14,729      10,888      10,466
Franklin Zero Coupon 2010 ............................   4,657       4,054       2,173       1,688

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6. Financial Highlights (Continued)


                                                                                At December 31,
                                                  ----------------------------------------------------------------------
                                                                       Units                           Unit Value
                                                                    Outstanding                     Lowest to Highest
                                                  ----------------------------------------------- ----------------------
                                                      2007        2006        2005        2004            2007
                                                  ----------- ----------- ----------- ----------- ----------------------
Janus Aspen Series Balanced ..................... 2,761,884   3,539,301   4,375,862   5,057,432                  $14.08
Janus Aspen Series Forty ........................ 2,764,699   3,215,231   3,784,324   4,360,863      18.98   to   20.12
Janus Aspen Series International Growth ......... 1,774,337   1,931,589   1,950,299   2,028,324      27.54   to   34.39
Janus Aspen Series Mid Cap Growth ............... 2,242,169   2,826,266   3,502,925   4,107,171                   10.97
Janus Aspen Series Worldwide Growth ............. 2,357,570   2,964,196   3,890,587   4,838,805                   10.83
MFS(R) Utilities ................................   522,670     488,784     487,315     398,406      27.20   to   28.61
Multimanager High Yield (j) (l) ................. 1,098,914   1,186,596          --          --      11.81   to   14.64
Multimanager Small Cap Growth ................... 2,630,167   3,449,771   4,076,837   4,667,787      12.91   to   14.79
Oppenheimer Global Securities ................... 1,866,595   2,126,796   2,045,399   1,654,402      20.28   to   22.22
PIMCO Global Bond (Unhedged) .................... 1,416,610   1,539,067   1,732,606   1,737,238      11.06   to   15.19
PIMCO StocksPLUS Growth and Income .............. 2,595,191   2,947,792   3,231,976   3,377,267      14.32   to   14.68
ProFund VP Bear .................................    52,537      59,452      58,342      59,762       5.99   to    6.32
ProFund VP Rising Rates Opportunity .............   831,925   1,029,723   1,146,354   1,296,610       7.63   to    8.71
ProFund VP UltraBull ............................   373,596     437,869     514,592     610,168      17.71   to   17.83
UIF Global Value Equity .........................   510,390     603,039     670,119     655,373      14.98   to   17.34

                                                              At December 31,
                                                  ----------------------------------------
                                                                 Unit Value
                                                             Lowest to Highest
                                                  ----------------------------------------
                                                         2006                 2005
                                                  -------------------  ------------------
Janus Aspen Series Balanced .....................             $12.91               $11.82
Janus Aspen Series Forty ........................ 14.06   to   15.15    13.04  to   14.29
Janus Aspen Series International Growth ......... 21.78   to   27.64    15.03  to   19.40
Janus Aspen Series Mid Cap Growth ...............               9.11                 8.13
Janus Aspen Series Worldwide Growth .............              10.02                 8.59
MFS(R) Utilities ................................ 21.89   to   22.64    17.16  to   17.46
Multimanager High Yield (j) (l) ................. 11.75   to   14.33                   --
Multimanager Small Cap Growth ................... 12.60   to   14.68    11.57  to   13.70
Oppenheimer Global Securities ................... 19.68   to   21.20    17.25  to   18.28
PIMCO Global Bond (Unhedged) .................... 10.37   to   14.01    10.20  to   13.55
PIMCO StocksPLUS Growth and Income .............. 13.56   to   14.13    11.95  to   12.66
ProFund VP Bear .................................  6.13   to    6.36     6.81  to    6.96
ProFund VP Rising Rates Opportunity .............  8.28   to    9.30     7.74  to    8.55
ProFund VP UltraBull ............................ 17.77   to   18.20    14.62  to   15.21
UIF Global Value Equity ......................... 14.22   to   16.73    11.87  to   14.20

                                                                     At December 31,
                                                  -------------------------------------------------------------
                                                     Unit Value                  Net Assets
                                                  Lowest to Highest                (000's)
                                                  ----------------- -------------------------------------------
                                                        2004           2007       2006       2005       2004
                                                  ----------------- ---------- ---------- ---------- ----------
Janus Aspen Series Balanced .....................          $ 11.10     $38,887    $45,702    $51,721    $56,125
Janus Aspen Series Forty ........................ 11.73  to  13.06      44,685     38,046     40,810     41,861
Janus Aspen Series International Growth ......... 11.53  to  15.12      49,896     43,172     30,254     24,302
Janus Aspen Series Mid Cap Growth ...............             7.33      24,591     25,751     28,469     30,123
Janus Aspen Series Worldwide Growth .............             8.22      25,539     29,663     33,387     39,761
MFS(R) Utilities ................................ 15.11  to  15.12      14,299     10,600      8,177      5,821
Multimanager High Yield (j) (l) .................               --      15,707     16,661         --         --
Multimanager Small Cap Growth ................... 10.88  to  13.10      42,129     54,910     60,745     66,459
Oppenheimer Global Securities ................... 15.56  to  16.22      40,551     44,242     36,720     26,369
PIMCO Global Bond (Unhedged) .................... 11.23  to  14.68      20,919     20,967     22,862     24,940
PIMCO StocksPLUS Growth and Income .............. 11.69  to  12.59      35,982     38,870     37,796     38,813
ProFund VP Bear .................................  7.11  to   7.14         331        377        406        429
ProFund VP Rising Rates Opportunity .............  8.64  to   9.39       7,119      9,337      9,526     11,819
ProFund VP UltraBull ............................ 14.42  to  15.25       6,827      8,093      7,893      9,342
UIF Global Value Equity ......................... 11.36  to  13.81       7,528      8,469      7,911      7,418

--------------------
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(i) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(j) Units were made available for sale on November 3, 2006.
(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006.
(l) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(n) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(o) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(p) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(q) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(r) Units were made available for sale on June 15, 2007. (See Note 5)
(s) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(t) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(u) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)
(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6.  Financial Highlights (Continued)

(w) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(x) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(y) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(z) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)
(aa) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ab) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 5)
(ac) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ad) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 5)
(ae) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(af) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ag) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(ah) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(ai) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aj) Units were made available for sale on August 17, 2007.
(ak) Units were made available for sale on November 16, 2007.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6. Financial Highlights (Continued)


                                                                         For the period ended December 31,
                                                       ----------------------------------------------------------------
                                                                       Investment                    Expense Ratio**
                                                                         Income                         Lowest to
                                                                         Ratio*                          Highest
                                                       ------------------------------------------- --------------------
                                                          2007       2006       2005       2004            2007
                                                       ---------- ---------- ---------- ---------- --------------------
AIM V.I. Financial Services .......................... 1.64%      1.58%      1.41%       0.81%        1.20% to 2.85%
AIM V.I. Global Health Care .......................... 0.00       0.00       0.00        0.00         1.20  to 2.85
AIM V.I. Technology .................................. 0.00       0.00       0.00        0.00         1.20  to 2.85
All Asset Allocation (e) ............................. 3.27       2.59       2.66        2.72         1.20  to 2.85
AXA Aggressive Allocation (r) ........................ 4.81         --         --         --          1.20  to 2.85
AXA Conservative Allocation (r) ...................... 6.65         --         --         --          1.20  to 2.85
AXA Conservative-Plus Allocation (r) ................. 4.90         --         --         --          1.20  to 2.85
AXA Moderate Allocation (r) .......................... 6.20         --         --         --          1.20  to 2.85
AXA Moderate-Plus Allocation (r) ..................... 4 .89        --         --         --          1.20  to 2.85
Dreyfus Stock Index Fund, Inc. ....................... 1.67       1.62       1.58        1.78                  1.35
EQ/AllianceBernstein Small Cap Growth (s) (aj) ....... 0.00         --         --         --          1.20  to 2.85
EQ/AllianceBernstein Value (t) (u) (ak) .............. 1.67         --         --         --          1.20  to 2.85
EQ/BlackRock Basic Value Equity (b) (g) (v)........... 3.12       1.35       0.89         --          1.20  to 2.85
EQ/Bond Index ........................................ 4.65       4.28       4.10        8.99         1.25  to 1.35
EQ/Boston Advisors Equity Income (a) ................. 1.64       1.64       1.34        2.54         1.20  to 2.85
EQ/Calvert Socially Responsible (b) (c) (k) .......... 0.38       0.00       0.00         --          1.20  to 2.85
EQ/Capital Guardian Research (b) (d) (w) (x) (y) ..... 7.18       0.83       0.75         --          1.20  to 2.85
EQ/Caywood-Scholl High Yield Bond .................... 5.74       5.15       5.16       11.19         1.25  to 1.35
EQ/FI Mid Cap (j) (o) (z) ............................ 0.00       0.26         --         --          1.20  to 2.85
EQ/GAMCO Mergers and Acquisitions .................... 0.64       1.98       0.65        0.08         1.20  to 2.85
EQ/GAMCO Small Company Value ......................... 0.38       0.78       0.40        0.02         1.20  to 2.85
EQ/Government Securities ............................. 4.25       4.07       3.26        5.50         1.20  to 2.85
EQ/International Growth .............................. 0.49       0.74       1.47        1.14         1.25  to 1.35
EQ/JPMorgan Core Bond (j) (p) (aa) ................... 5.12       4.42       0.00        0.00         1.20  to 2.85
EQ/Long Term Bond .................................... 3.82       3.80       1.87        9.95         1.20  to 2.85
EQ/Lord Abbett Growth and Income (j) (m) ............. 1.25       0.78         --         --          1.20  to 2.85
EQ/Lord Abbett Mid Cap Value (j) (n) ................. 0.65       0.62         --         --          1.20  to 2.85
EQ/Marsico Focus (b) (f) ............................. 0.15       0.15         --         --                   1.35
EQ/Money Market (b) (h) .............................. 4.86       4.62       1.08         --          1.20  to 2.85
EQ/Montag & Caldwell Growth (i) ...................... 0.17       0.17       0.25        0.41         1.20  to 2.85
EQ/PIMCO Real Return ................................. 2.39       3.12       1.66        2.12         1.20  to 2.85
EQ/Short Duration Bond ............................... 3.58       3.23       0.99        2.73         1.20  to 2.85
EQ/Small Company Index (ab) (ac) (aj) ................ 4.15         --         --         --          1.20  to 2.85
EQ/T Rowe Price Growth Stock ......................... 0.07       0.00         --         --          1.25  to 1.35
EQ/UBS Growth and Income ............................. 0.71       0.69       0.64        1.64         1.20  to 2.85
EQ/Van Kampen Emerging Markets Equity (j) (q) ........ 0.00       0.60         --         --          1.20  to 2.85
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) .......... 1.09         --         --         --          1.20  to 2.85
EQ/Van Kampen Real Estate (af) (aj) .................. 0.85         --         --         --          1.20  to 2.85
Fidelity VIP Contrafund(R) (ag) ...................... 0.90       1.09       0.20        0.26                  1.35
Franklin Income Securities (ah) (ai) ................. 3.16       3.44       3.56        3.16         1.20  to 2.85
Franklin Rising Dividends Securities ................. 2.41       1.05       0.92        0.66         1.20  to 2.85



                                                              For the period ended December 31,
                                                       -----------------------------------------------
                                                                     Expense Ratio**
                                                                        Lowest to
                                                                         Highest
                                                       -----------------------------------------------
                                                                  2006                   2005
                                                       ----------------------   ----------------------
AIM V.I. Financial Services ..........................       1.20% to 2.85%         1.20% to 2.85%
AIM V.I. Global Health Care ..........................       1.20  to 2.85          1.20  to 2.85
AIM V.I. Technology ..................................       1.20  to 2.85          1.20  to 2.85
All Asset Allocation (e) .............................       1.20  to 2.85          1.20  to 2.85
AXA Aggressive Allocation (r) ........................                  --                    --
AXA Conservative Allocation (r) ......................                  --                    --
AXA Conservative-Plus Allocation (r) .................                  --                    --
AXA Moderate Allocation (r) ..........................                  --                    --
AXA Moderate-Plus Allocation (r) .....................                  --                    --
Dreyfus Stock Index Fund, Inc. .......................                1.35                   1.35
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......                  --                    --
EQ/AllianceBernstein Value (t) (u) (ak) ..............                  --                    --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........       1.20  to 2.85          1.20  to 2.85
EQ/Bond Index ........................................       1.25  to 1.35          1.25  to 1.35
EQ/Boston Advisors Equity Income (a) .................       1.20  to 2.85          1.20  to 2.85
EQ/Calvert Socially Responsible (b) (c) (k) ..........       1.20  to 2.85          1.20  to 2.85
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....                1.25                   1.25
EQ/Caywood-Scholl High Yield Bond ....................       1.25  to 1.35          1.25  to 1.35
EQ/FI Mid Cap (j) (o) (z) ............................       1.20  to 2.85                    --
EQ/GAMCO Mergers and Acquisitions ....................       1.20  to 2.85          1.20  to 2.85
EQ/GAMCO Small Company Value .........................       1.20  to 2.85          1.20  to 2.85
EQ/Government Securities .............................       1.20  to 2.85          1.20  to 2.85
EQ/International Growth ..............................       1.25  to 1.35          1.25  to 1.35
EQ/JPMorgan Core Bond (j) (p) (aa) ...................       1.20  to 2.85                    --
EQ/Long Term Bond ....................................       1.20  to 2.85          1.20  to 2.85
EQ/Lord Abbett Growth and Income (j) (m) .............       1.20  to 2.85                    --
EQ/Lord Abbett Mid Cap Value (j) (n) .................       1.20  to 2.85                    --
EQ/Marsico Focus (b) (f) .............................                1.35                   1.35
EQ/Money Market (b) (h) ..............................       1.20  to 2.85          1.20  to 2.85
EQ/Montag & Caldwell Growth (i) ......................       1.20  to 2.85          1.20  to 2.85
EQ/PIMCO Real Return .................................       1.20  to 2.85          1.20  to 2.85
EQ/Short Duration Bond ...............................       1.20  to 2.85          1.20  to 2.85
EQ/Small Company Index (ab) (ac) (aj) ................                  --                    --
EQ/T Rowe Price Growth Stock .........................       1.25  to 1.35          1.25  to 1.35
EQ/UBS Growth and Income .............................       1.20  to 2.85          1.20  to 2.85
EQ/Van Kampen Emerging Markets Equity (j) (q) ........       1.20  to 2.85                    --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........                  --                    --
EQ/Van Kampen Real Estate (af) (aj) ..................                  --                    --
Fidelity VIP Contrafund(R) (ag) ......................                1.35                   1.35
Franklin Income Securities (ah) (ai) .................       1.20  to 2.85          1.20  to 2.85
Franklin Rising Dividends Securities .................       1.20  to 2.85          1.20  to 2.85



                                                        For the period ended
                                                            December 31,
                                                       ----------------------
                                                          Expense Ratio**
                                                            Lowest to
                                                             Highest
                                                       ---------------------
                                                               2004
                                                       ---------------------
AIM V.I. Financial Services ..........................     1.20% to 2.85%
AIM V.I. Global Health Care ..........................     1.20  to 2.85
AIM V.I. Technology ..................................     1.20  to 2.85
All Asset Allocation (e) .............................     1.20  to 2.85
AXA Aggressive Allocation (r) ........................                --
AXA Conservative Allocation (r) ......................                --
AXA Conservative-Plus Allocation (r) .................                --
AXA Moderate Allocation (r) ..........................                --
AXA Moderate-Plus Allocation (r) .....................                --
Dreyfus Stock Index Fund, Inc. .......................              1.35
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......                --
EQ/AllianceBernstein Value (t) (u) (ak) ..............                --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........                --
EQ/Bond Index ........................................     1.25  to 1.35
EQ/Boston Advisors Equity Income (a) .................     1.20  to 2.85
EQ/Calvert Socially Responsible (b) (c) (k) ..........                --
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....                --
EQ/Caywood-Scholl High Yield Bond ....................     1.25  to 1.35
EQ/FI Mid Cap (j) (o) (z) ............................                --
EQ/GAMCO Mergers and Acquisitions ....................     1.20  to 2.85
EQ/GAMCO Small Company Value .........................     1.20  to 2.85
EQ/Government Securities .............................     1.20  to 2.85
EQ/International Growth ..............................     1.25  to 1.35
EQ/JPMorgan Core Bond (j) (p) (aa) ...................                --
EQ/Long Term Bond ....................................     1.20  to 2.85
EQ/Lord Abbett Growth and Income (j) (m) .............                --
EQ/Lord Abbett Mid Cap Value (j) (n) .................                --
EQ/Marsico Focus (b) (f) .............................                --
EQ/Money Market (b) (h) ..............................                --
EQ/Montag & Caldwell Growth (i) ......................     1.20  to 2.85
EQ/PIMCO Real Return .................................     1.20  to 2.85
EQ/Short Duration Bond ...............................     1.20  to 2.85
EQ/Small Company Index (ab) (ac) (aj) ................                --
EQ/T Rowe Price Growth Stock .........................     1.25  to 1.35
EQ/UBS Growth and Income .............................     1.20  to 2.85
EQ/Van Kampen Emerging Markets Equity (j) (q) ........                --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........                --
EQ/Van Kampen Real Estate (af) (aj) ..................                --
Fidelity VIP Contrafund(R) (ag) ......................              1.35
Franklin Income Securities (ah) (ai) .................     1.20  to 2.85
Franklin Rising Dividends Securities .................     1.20  to 2.85



                                                                           For the period ended December 31,
                                                       ------------------------------------------------------------------------
                                                                                    Total Return***
                                                                                       Lowest to
                                                                                        Highest
                                                       ------------------------------------------------------------------------
                                                                2007                    2006                    2005
                                                       ----------------------   ----------------------   ----------------------
AIM V.I. Financial Services ..........................  (24.40%)  to (23.15)%       13.19% to 15.02%       2.96%  to  4.64%
AIM V.I. Global Health Care ..........................     8.71   to  10.50          2.29  to  3.95        5.14   to  6.89
AIM V.I. Technology ..................................     4.68   to   6.51          7.34  to  9.11       (0.71)  to  0.96
All Asset Allocation (e) .............................     1.54   to   3.27          7.10  to  8.86        2.11   to  3.90
AXA Aggressive Allocation (r) ........................   (3.41)   to  (2.43)                     --                     --
AXA Conservative Allocation (r) ......................     2.09   to   3.09                      --                     --
AXA Conservative-Plus Allocation (r) .................     0.10   to   1.09                      --                     --
AXA Moderate Allocation (r) ..........................   (0.20)   to   0.59                      --                     --
AXA Moderate-Plus Allocation (r) .....................   (1.57)   to  (0.78)                     --                     --
Dreyfus Stock Index Fund, Inc. .......................                 3.79                   13.94                   3.31
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......     4.56   to   5.14                      --                     --
EQ/AllianceBernstein Value (t) (u) (ak) ..............   (0.48)   to  (0.34)                     --                     --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........   (1.74)   to  (0.00)        17.56  to 19.49        1.18   to  1.69
EQ/Bond Index ........................................     5.28   to   5.35          2.42  to  2.54       (0.40)  to (0.33)
EQ/Boston Advisors Equity Income (a) .................     0.81   to   2.46         12.75  to 14.61        3.20   to  4.95
EQ/Calvert Socially Responsible (b) (c) (k) ..........     8.93   to  10.81          2.38  to  4.04        2.54   to  2.97
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....   (1.68)   to  (1.43)                  11.00                   1.57
EQ/Caywood-Scholl High Yield Bond ....................     1.44   to   1.52          6.50  to  6.64        1.33   to  1.45
EQ/FI Mid Cap (j) (o) (z) ............................     5.30   to   7.00          2.43  to  2.72                     --
EQ/GAMCO Mergers and Acquisitions ....................     0.49   to   2.23          9.05  to 10.75        1.64   to  3.37
EQ/GAMCO Small Company Value .........................     6.20   to   8.01         15.53  to 17.37        1.36   to  3.14
EQ/Government Securities .............................     3.73   to   5.38          0.73  to  2.47       (1.54)  to  0.19
EQ/International Growth ..............................    14.66   to  14.77         23.93  to 24.11       11.55   to 11.59
EQ/JPMorgan Core Bond (j) (p) (aa) ...................     0.47   to   2.07         (0.09) to  0.22                     --
EQ/Long Term Bond ....................................     4.63   to   6.38         (0.78) to  0.89        0.20   to  1.80
EQ/Lord Abbett Growth and Income (j) (m) .............     0.81   to   2.47          2.83  to  3.13                     --
EQ/Lord Abbett Mid Cap Value (j) (n) .................   (1.98)   to  (0.39)         1.96  to  2.25                     --
EQ/Marsico Focus (b) (f) .............................                12.52                    7.94                   4.86
EQ/Money Market (b) (h) ..............................     2.06   to   3.74          1.80  to  3.48        0.20   to  0.70
EQ/Montag & Caldwell Growth (i) ......................    17.43   to  19.39          4.91  to  6.59        2.47   to  4.22
EQ/PIMCO Real Return .................................     8.34   to  10.12         (2.41) to (0.79)      (1.97)  to (0.44)
EQ/Short Duration Bond ...............................     2.36   to   4.07          1.04  to  2.69       (1.53)  to  0.20
EQ/Small Company Index (ab) (ac) (aj) ................   (0.59)   to  (0.34)                     --                     --
EQ/T Rowe Price Growth Stock .........................     5.85   to   5.88         (5.34) to (5.17)       2.59   to  2.68
EQ/UBS Growth and Income .............................   (1.70)   to  (0.08)        10.94  to 12.77        5.91   to  7.63
EQ/Van Kampen Emerging Markets Equity (j) (q) ........    38.37   to  40.65          9.07  to  9.35                     --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........    10.53   to  11.21                      --                     --
EQ/Van Kampen Real Estate (af) (aj) ..................   (9.48)   to  (8.92)                     --                     --
Fidelity VIP Contrafund(R) (ag) ......................                15.96                   10.09                  15.28
Franklin Income Securities (ah) (ai) .................     0.81   to   2.52         14.91  to 16.84       (1.23)  to  0.37
Franklin Rising Dividends Securities .................   (5.46)   to  (3.86)        13.85  to 15.69        0.47   to  2.20



                                                          For the period
                                                        ended December 31,
                                                       -------------------
                                                        Total Return***
                                                           Lowest to
                                                            Highest
                                                       -------------------
                                                              2004
                                                       -------------------
AIM V.I. Financial Services ..........................  5.56%  to  7.38%
AIM V.I. Global Health Care ..........................  4.50   to  6.24
AIM V.I. Technology ..................................  4.04   to  5.82
All Asset Allocation (e) .............................  5.52   to  7.30
AXA Aggressive Allocation (r) ........................              --
AXA Conservative Allocation (r) ......................              --
AXA Conservative-Plus Allocation (r) .................              --
AXA Moderate Allocation (r) ..........................              --
AXA Moderate-Plus Allocation (r) .....................              --
Dreyfus Stock Index Fund, Inc. .......................             9.24
EQ/AllianceBernstein Small Cap Growth (s) (aj) .......              --
EQ/AllianceBernstein Value (t) (u) (ak) ..............              --
EQ/BlackRock Basic Value Equity (b) (g) (v)...........              --
EQ/Bond Index ........................................  0.24   to  0.33
EQ/Boston Advisors Equity Income (a) ................. 14.57   to 16.47
EQ/Calvert Socially Responsible (b) (c) (k) ..........              --
EQ/Capital Guardian Research (b) (d) (w) (x) (y) .....              --
EQ/Caywood-Scholl High Yield Bond ....................  8.25   to  8.32
EQ/FI Mid Cap (j) (o) (z) ............................              --
EQ/GAMCO Mergers and Acquisitions ....................  2.33   to  4.08
EQ/GAMCO Small Company Value ......................... 17.54   to 19.49
EQ/Government Securities ............................. (1.52)  to  0.10
EQ/International Growth ..............................  3.85   to  3.96
EQ/JPMorgan Core Bond (j) (p) (aa) ...................              --
EQ/Long Term Bond ....................................  4.82   to  6.64
EQ/Lord Abbett Growth and Income (j) (m) .............              --
EQ/Lord Abbett Mid Cap Value (j) (n) .................              --
EQ/Marsico Focus (b) (f) .............................              --
EQ/Money Market (b) (h) ..............................              --
EQ/Montag & Caldwell Growth (i) ......................  1.11   to  2.82
EQ/PIMCO Real Return .................................  1.81   to  3.54
EQ/Short Duration Bond ............................... (1.11)  to  0.40
EQ/Small Company Index (ab) (ac) (aj) ................              --
EQ/T Rowe Price Growth Stock ......................... 12.05   to 12.10
EQ/UBS Growth and Income ............................. 10.05   to 11.91
EQ/Van Kampen Emerging Markets Equity (j) (q) ........              --
EQ/Van Kampen Mid Cap Growth (ad) (ae) (aj) ..........              --
EQ/Van Kampen Real Estate (af) (aj) ..................              --
Fidelity VIP Contrafund(R) (ag) ......................            13.74
Franklin Income Securities (ah) (ai) ................. 10.60   to 12.54
Franklin Rising Dividends Securities .................  7.85   to  9.67

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6. Financial Highlights (Continued)


                                                                For the period ended December 31,
                                              ----------------------------------------------------------------------
                                                              Investment                       Expense Ratio**
                                                                Income                            Lowest to
                                                                Ratio*                             Highest
                                              ------------------------------------------- --------------------------
                                                 2007       2006       2005       2004               2007
                                              ---------- ---------- ---------- ---------- --------------------------
Franklin Zero Coupon 2010 ...................  5.06%     3.61%      3.62%      4.72%           1.20%  to  2.85%
Janus Aspen Series Balanced .................  2.44      2.08       2.24       2.19                       1.35
Janus Aspen Series Forty ....................  0.29      0.29       0.17       0.22            1.20   to  2.85
Janus Aspen Series International Growth .....  0.44      1.87       1.08       0.90            1.20   to  2.85
Janus Aspen Series Mid Cap Growth ...........  0.21      0.00         --         --                       1.35
Janus Aspen Series Worldwide Growth .........  0.73      1.70       1.34       0.97                       1.35
MFS(R) Utilities ............................  0.93      2.01       0.59       1.30            1.20   to  2.85
Multimanager High Yield (j) (l) .............  7.52      6.91         --         --            1.20   to  2.85
Multimanager Small Cap Growth ...............  0.00      0.00         --         --            1.20   to  2.85
Oppenheimer Global Securities ...............  1.20      0.85       0.80       0.81            1.20   to  2.85
PIMCO Global Bond (Unhedged) (aj) ...........  3.00      3.32       2.51       1.87            1.20   to  2.85
PIMCO StocksPLUS Growth and Income ..........  7.49      4.92       2.33       1.81            1.20   to  2.85
ProFund VP Bear .............................  3.74      1.28         --         --            1.20   to  2.85
ProFund VP Rising Rates Opportunity .........  5.35      1.80         --         --            1.20   to  2.85
ProFund VP UltraBull ........................ 11.29      0.38       0.10         --            1.20   to  2.85
UIF Global Value Equity .....................  1.86      1.61       0.38       0.67            1.20   to  2.85



                                                                      For the period ended December 31,
                                              ---------------------------------------------------------------------------------
                                                                              Expense Ratio**
                                                                                 Lowest to
                                                                                  Highest
                                              --------------------------------------------------------------------------------
                                                         2006                       2005                       2004
                                              -------------------------- -------------------------- --------------------------
Franklin Zero Coupon 2010 ................... 1.20%    to     2.85%          1.20%  to  2.85%           1.20%  to   2.85%
Janus Aspen Series Balanced .................                 1.35                      1.35                        1.35
Janus Aspen Series Forty .................... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
Janus Aspen Series International Growth ..... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
Janus Aspen Series Mid Cap Growth ...........                 1.35                      1.35                        1.35
Janus Aspen Series Worldwide Growth .........                 1.35                      1.35                        1.35
MFS(R) Utilities ............................ 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
Multimanager High Yield (j) (l) ............. 1.20     to     2.85                        --                          --
Multimanager Small Cap Growth ............... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
Oppenheimer Global Securities ............... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
PIMCO Global Bond (Unhedged) (aj) ........... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
PIMCO StocksPLUS Growth and Income .......... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
ProFund VP Bear ............................. 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
ProFund VP Rising Rates Opportunity ......... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
ProFund VP UltraBull ........................ 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85
UIF Global Value Equity ..................... 1.20     to     2.85           1.20   to  2.85            1.20   to   2.85



                                                               For the period ended December 31,
                                              --------------------------------------------------------------------
                                                                        Total Return***
                                                                           Lowest to
                                                                            Highest
                                              --------------------------------------------------------------------
                                                         2007               2006                     2005
                                              -------------------- -------------------------- --------------------
Franklin Zero Coupon 2010 ...................  5.39%   to  7.11%      (0.52)%  to   1.13%       (1.52)% to   0.21%
Janus Aspen Series Balanced .................              9.06                     9.22                     6.49
Janus Aspen Series Forty .................... 32.81    to 34.99        6.02    to   7.82         9.42   to  11.17
Janus Aspen Series International Growth ..... 24.42    to 26.45       42.47    to  44.91        28.31   to  30.36
Janus Aspen Series Mid Cap Growth ...........             20.42                    12.05                    10.91
Janus Aspen Series Worldwide Growth .........              8.08                    16.65                     4.50
MFS(R) Utilities ............................ 24.26    to 26.37       27.56    to  29.67        13.57   to  15.48
Multimanager High Yield (j) (l) .............  0.51    to  2.16        1.29    to   1.49                       --
Multimanager Small Cap Growth ...............  0.75    to  2.46        7.15    to   8.79         4.58   to   6.34
Oppenheimer Global Securities ...............  3.05    to  4.81       14.09    to  15.97        10.86   to  12.70
PIMCO Global Bond (Unhedged) (aj) ...........  6.65    to  8.42        1.67    to   3.39        (9.17)  to  (7.70)
PIMCO StocksPLUS Growth and Income ..........  3.89    to  5.60       11.61    to  13.47         0.56   to   2.22
ProFund VP Bear ............................. (2.28)   to (0.63)      (9.99)   to  (8.62)       (4.22)  to  (2.52)
ProFund VP Rising Rates Opportunity ......... (7.85)   to (6.34)       6.98    to   8.77       (10.42)  to  (8.95)
ProFund VP UltraBull ........................ (2.03)   to (0.34)      19.66    to  21.55        (0.26)  to   1.39
UIF Global Value Equity .....................  3.65    to  5.34       17.82    to  19.80        30.14   to  32.27



                                                For the period
                                              ended December 31,
                                              -------------------
                                                Total Return***
                                                   Lowest to
                                                    Highest
                                              -------------------
                                                      2004
                                              -------------------
Franklin Zero Coupon 2010 ...................   1.55%  to   3.18%
Janus Aspen Series Balanced .................               7.04
Janus Aspen Series Forty ....................  14.66   to  16.60
Janus Aspen Series International Growth .....  15.33   to  17.29
Janus Aspen Series Mid Cap Growth ...........              18.99
Janus Aspen Series Worldwide Growth .........               3.40
MFS(R) Utilities ............................  26.55   to  28.68
Multimanager High Yield (j) (l) .............                 --
Multimanager Small Cap Growth ...............   9.26   to  11.13
Oppenheimer Global Securities ...............  15.52   to  17.45
PIMCO Global Bond (Unhedged) (aj) ...........   7.46   to   9.23
PIMCO StocksPLUS Growth and Income ..........   7.70   to   9.56
ProFund VP Bear ............................. (12.76)  to (11.41)
ProFund VP Rising Rates Opportunity ......... (13.43)  to (12.00)
ProFund VP UltraBull ........................  13.89   to  15.82
UIF Global Value Equity .....................  19.61   to  21.65

--------------------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the subaccount.
(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g) EQ/BlackRock Basic Value Equity was substituted for EQ/Enterprise Deep Value on September 9, 2005.
(h) EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
    2005.
(i) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi to Cap Growth on September 9, 2005.
(j) Units were made available for sale on November 3, 2006. (See Note 5)
(k) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(l) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(n) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(o) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(p) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(q) EQ/Van Kampen UIF Emerging Markets Equity was substituted for Van Kampen Emerging Markets Equity on November 3, 2006. (See Note 5)
(r) Units were made available for sale on June 15, 2007.
(s) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(t) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(u) EQ/AllianceBernstein Value was substituted for Premier VIT OpCap Managed on November 16, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6. Financial Highlights (Continued)

(v) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(w) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(x) EQ/Capital Guardian Research was substituted for Premier VIT OpCap Equity on November 16, 2007. (See Note 5)
(y) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(z) EQ/FI Mid Cap was substituted for AIM V.I. Mid Cap Core Equity on November 16, 2007. (See Note 5)
(aa) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ab) EQ/Small Company Index was substituted for Premier VIT OpCap Small Cap on August 17, 2007. (See Note 5)
(ac) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ad) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007. (See Note 5)
(ae) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(af) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ag) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(ah) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(ai) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aj) Units were made available for sale on August 17, 2007.
(ak) Units were made available for sale on November 16, 2007.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2007


6.  Financial Highlights (Continued)


                                                                            At December 31, 2003
                                                               -----------------------------------------------
                                                                                  Unit Value
                                                                   Units           Lowest to       Net Assets
                                                                Outstanding         Highest          (000's)
                                                               ------------- -------------------- ------------
    AIM V.I. Financial Services Portfolio ....................    203,380      $10.43 to 10.95     $  2,183
    AIM V.I. Health Sciences Portfolio .......................    354,074        9.94 to 10.25        3,590
    AIM V.I. Telecommunications Portfolio ....................    143,026        7.91 to  8.65        1,209
    Dreyfus IP Small Cap Stock Index Portfolio--Service
    Class (4) ................................................    171,894       12.36 to 12.41        2,143
    EQ/Enterprise Equity Portfolio ........................... 11,177,164        8.96 to 40.34      186,271
    EQ/Enterprise Equity Income Portfolio ....................  3,713,560        9.82 to 10.75       38,482
    EQ/Enterprise Growth and Income Portfolio ................ 10,258,602        9.74 to  9.49       99,036
    EQ/Enterprise Growth Portfolio (7) ....................... 22,366,195        8.85 to  9.21      199,076
    EQ/Enterprise High-Yield Portfolio .......................  4,916,421       12.48 to 18.50       67,650
    EQ/Enterprise International Growth Portfolio (8) .........  3,351,438        8.84 to 12.37       34,025
    EQ/Enterprise Managed Portfolio (9) ...................... 22,365,263        9.31 to  9.60      517,854
    EQ/Enterprise Small Company Growth Portfolio .............  4,827,018        9.42 to  9.79       63,991
    EQ/Enterprise Small Company Value Portfolio .............. 12,157,794       12.32 to 12.52      289,253
    EQ/Enterprise Total Return Portfolio .....................  2,027,219       10.79 to 10.96       22,190
    EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....    293,979       10.90                 3,181
    EQ/Enterprise Short Duration Bond Portfolio (2) ..........    396,983        9.99                 3,970
    EQ/MONY Government Securities Portfolio ..................  8,610,595       10.30 to 10.51      101,483
    EQ/MONY Intermediate Term Bond Portfolio .................  3,561,543       12.42 to 24.43       52,334
    EQ/MONY Long Term Bond Portfolio .........................  5,116,256       11.44 to 11.50       77,246
    Fidelity VIP II Contrafund Portfolio--Service Class ......  5,524,076        9.90                54,665
    Franklin Income Securities Fund--Class 2 (3) .............    551,603       12.01                 6,591
    Franklin Rising Dividends Securities Fund--
    Class 2 (3) ..............................................    422,554       12.01                 5,052
    Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............    101,850        9.67                   976
    Janus Aspen Series Mid Cap Growth Portfolio--
    Institutional Class ......................................  4,901,662        6.16                30,175
    Janus Aspen Series Balanced Portfolio--Institutional
    Class ....................................................  5,892,043       10.37                61,069
    Janus Aspen Series Capital Appreciation Portfolio ........  4,972,901        7.95 to 10.37       40,433
    Janus Aspen Series International Growth Portfolio--
    Service Class ............................................  1,627,591        9.83 to 10.34       17,149
    Janus Aspen Series WorldWide Growth Portfolio--
    Institutional Class ......................................  5,937,772        7.95                47,207
    MFS Utilities Portfolio--Initial Class ...................    212,918       10.55 to 11.75        2,432
    Oppenheimer Global Securities Portfolio--Service
    Class (3) ................................................    547,461       13.73                 7,473
    PIMCO Global Portfolio--Administrative Class .............  1,279,258       13.29 to 13.44       16,842
    PIMCO StocksPlus Growth and Income Portfolio--
    Administrative Class .....................................  2,389,925       10.46 to 10.67       25,278
    PROFUNDS VP Bear Portfolio--Investor Class (1) ...........     23,156        8.00                   188
    PROFUNDS VP Rising Rates Opportunity
    Portfolio--Investor Class (6) ............................    905,247        9.75                 9,427
    PROFUNDS VP Ultra Bull Portfolio--Investor
    Class (1) ................................................    450,848       13.96                 6,090
    UIF Global Value Equity Portfolio--Class I ...............    507,033        9.98 to 10.12        5,146

                                                                          For the period ended December 31, 2003
                                                               -------------------------------------------------------------
                                                                                    Expense Ratio**        Total Return***
                                                                  Investment           Lowest to              Lowest to
                                                                Income Ratio*           Highest                Highest
                                                               --------------- ------------------------- -------------------
    AIM V.I. Financial Services Portfolio ....................     0.77%            1.20 to 2.35%        26.59 to 28.13%
    AIM V.I. Health Sciences Portfolio .......................     0.00             1.20 to 2.35         24.87 to 26.39
    AIM V.I. Telecommunications Portfolio ....................     0.00             1.20 to 2.35         31.26 to 32.72
    Dreyfus IP Small Cap Stock Index Portfolio--Service
    Class (4) ................................................     0.71(+)          1.20(+) to 2.35(+)   23.60 to 24.10
    EQ/Enterprise Equity Portfolio ...........................     0.00             1.25 to 1.35         50.84 to 51.03
    EQ/Enterprise Equity Income Portfolio ....................     1.46             1.20 to 2.35         23.83 to 25.15
    EQ/Enterprise Growth and Income Portfolio ................     1.00             1.20 to 2.35         24.55 to 26.03
    EQ/Enterprise Growth Portfolio (7) .......................     0.43             1.20 to 2.35         14.34 to 15.70
    EQ/Enterprise High-Yield Portfolio .......................     2.62             1.25 to 1.35         20.93 to 21.07
    EQ/Enterprise International Growth Portfolio (8) .........     0.48             1.25 to 1.35         29.05 to 29.26
    EQ/Enterprise Managed Portfolio (9) ......................     1.14             1.20 to 2.35         18.08 to 19.36
    EQ/Enterprise Small Company Growth Portfolio .............     0.00             1.20 to 2.35         20.15 to 21.61
    EQ/Enterprise Small Company Value Portfolio ..............     0.11             1.20 to 2.35         34.20 to 35.79
    EQ/Enterprise Total Return Portfolio .....................     2.75             1.20 to 2.35         3.15 to 4.36
    EQ/Enterprise Mergers and Acquisitions Portfolio (1) .....     0.00             1.35(+)              8.70
    EQ/Enterprise Short Duration Bond Portfolio (2) ..........     3.96(+)          1.70(+)              (0.10)
    EQ/MONY Government Securities Portfolio ..................     2.60             1.20 to 2.35         (0.68) to 0.48
    EQ/MONY Intermediate Term Bond Portfolio .................     4.50             1.25 to 1.35         1.89 to 2.00
    EQ/MONY Long Term Bond Portfolio .........................     5.36             1.20 to 2.35         2.40 to 3.53
    Fidelity VIP II Contrafund Portfolio--Service Class ......     0.37             1.35                 26.76
    Franklin Income Securities Fund--Class 2 (3) .............     1.31(+)          1.35(+)              20.10
    Franklin Rising Dividends Securities Fund--
    Class 2 (3) ..............................................     0.21(+)          1.35(+)              20.10
    Franklin Zero Coupon 2010 Fund--Class 2 (5) ..............     0.13(+)          1.35(+)              (3.30)
    Janus Aspen Series Mid Cap Growth Portfolio--
    Institutional Class ......................................     0.00             1.35                 33.33
    Janus Aspen Series Balanced Portfolio--Institutional
    Class ....................................................     2.16             1.35                 12.60
    Janus Aspen Series Capital Appreciation Portfolio ........     0.46             1.20 to 2.35         17.44 to 19.01
    Janus Aspen Series International Growth Portfolio--
    Service Class ............................................     1.16             1.20 to 2.35         31.55 to 32.84
    Janus Aspen Series WorldWide Growth Portfolio--
    Institutional Class ......................................     1.10             1.35                 22.31
    MFS Utilities Portfolio--Initial Class ...................     1.57             1.20 to 2.35         32.87 to 34.29
    Oppenheimer Global Securities Portfolio--Service
    Class (3) ................................................     0.00             1.35(+)              37.30
    PIMCO Global Portfolio--Administrative Class .............     2.06             1.20 to 2.35         11.77 to 13.13
    PIMCO StocksPlus Growth and Income Portfolio--
    Administrative Class .....................................     2.57             1.20 to 2.35%        28.19 to 28.71%
    PROFUNDS VP Bear Portfolio--Investor Class (1) ...........     0.00             2.75(+)              (19.10)
    PROFUNDS VP Rising Rates Opportunity
    Portfolio--Investor Class (6) ............................     0.00             1.35(+)              (2.50)
    PROFUNDS VP Ultra Bull Portfolio--Investor
    Class (1) ................................................     0.00             1.35(+)              39.60
    UIF Global Value Equity Portfolio--Class I ...............     0.00             1.20 to 2.35         26.01 to 27.46

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.


** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.


*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units: the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the Subaccount.

MONY AMERICA
VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

DECEMBER 31, 2007


6.  Financial Highlights (Concluded)

    (+) Annualized.

    (1) For the period May 2, 2003 through December 31, 2003 (commencement of operations).

    (2) For the period May 6, 2003 (commencement of operations) through December 31, 2003.

    (3) For the period May 7, 2003 (commencement of operations) through December 31, 2003.

    (4) For the period May 30, 2003 (commencement of operations) through December 31, 2003.

    (5) For the period May 16, 2003 (commencement of operations) through December 31, 2003.

    (6) For the period May 5, 2003 (commencement of operations) through December 31, 2003.

    (7) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

    (8) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

    (9) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2007 and 2006 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, for share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                           2007            2006
                                                                       -------------   -------------
                                                                               (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value ....    $     2,027.7   $     2,140.6
  Mortgage loans on real estate ...................................            203.8           219.2
  Policy loans ....................................................            116.0           105.1
  Other invested assets ...........................................             53.1            53.4
                                                                       -------------   -------------
    Total investments .............................................          2,400.6         2,518.3
Cash and cash equivalents .........................................             52.5            58.8
Amounts due from reinsurers .......................................            136.4           136.2
Deferred policy acquisition costs .................................            145.0           123.0
Value of business acquired ........................................            232.9           287.7
Other assets ......................................................             26.3            30.6
Separate Accounts' assets .........................................          3,009.5         3,289.0
                                                                       -------------   -------------

TOTAL ASSETS ......................................................    $     6,003.2   $     6,443.6
                                                                       =============   =============

LIABILITIES
Policyholders' account balances ...................................    $     1,915.3   $     2,057.6
Future policy benefits and other policyholders liabilities ........            353.1           355.4
Other liabilities .................................................             46.8            48.3
Note payable to affiliate .........................................             27.3            30.6
Income taxes payable ..............................................             51.9            64.9
Separate Accounts' liabilities ....................................          3,009.5         3,289.0
                                                                       -------------   -------------
    Total liabilities .............................................          5,403.9         5,845.8
                                                                       -------------   -------------

Commitments and contingent liabilities (Notes 2, 5, 9, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding .............................              2.5             2.5
Capital in excess of par value ....................................            501.7           498.5
Retained earnings .................................................            121.6           107.9
Accumulated other comprehensive loss ..............................            (26.5)          (11.1)
                                                                       -------------   -------------
    Total shareholder's equity ....................................            599.3           597.8
                                                                       -------------   -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ........................    $     6,003.2   $     6,443.6
                                                                       =============   =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                              2007              2006             2005
                                                          -------------    -------------    -------------
                                                                           (IN MILLIONS)


REVENUES
Variable life and investment-type product policy fee ..
  income ..............................................   $       160.7    $       150.0    $       168.3
Premiums ..............................................            45.8             49.9             53.8
Net investment income .................................           137.3            141.4            135.0
Investment losses, net ................................           (22.0)            (1.2)            (2.2)
Other income ..........................................            16.1             15.5             22.0
                                                          -------------    -------------    -------------
      Total revenues ..................................           337.9            355.6            376.9
                                                          -------------    -------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ...............................           100.1             98.1             99.5
Interest credited to policyholders' account balances ..            79.5             86.1             99.9
Compensation and benefits .............................            21.4             27.4             33.4
Commissions ...........................................            44.9             36.7             72.9
Interest expense ......................................             2.0              2.2              1.6
Amortization of deferred policy acquisition costs and
  value of business acquired ..........................            74.2             55.4             41.2
Capitalization of deferred policy acquisition costs ...           (36.4)           (27.2)           (78.1)
Rent expense ..........................................             3.6              3.7             10.5
Other operating costs and expenses ....................            33.8             16.5             38.0
                                                          -------------    -------------    -------------
      Total benefits and other deductions .............           323.1            298.9            318.9
                                                          -------------    -------------    -------------

Earnings before income taxes
  before income taxes .................................            14.8             56.7             58.0
Income taxes ..........................................            (1.1)           (17.3)           (16.7)
                                                          -------------    -------------    -------------

Earnings from continuing operations ...................            13.7             39.4             41.3
Gain on disposal of discontinued operations,
  net of income taxes .................................              --               .7               --
                                                          -------------    -------------    -------------

Net Earnings ..........................................   $        13.7    $        40.1    $        41.3
                                                          =============    =============    =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
           STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ......  $           2.5   $           2.5   $           2.5
                                                              ---------------   ---------------   ---------------

Capital in excess of par value, beginning of year ..........            498.5             495.8             495.8
Changes in capital in excess of par value ..................              3.2               2.7                --
                                                              ---------------   ---------------   ---------------
Capital in excess of par value, end of year ................            501.7             498.5             495.8
                                                              ---------------   ---------------   ---------------

Retained earnings, beginning of year .......................            107.9              67.8              26.5
Net earnings ...............................................             13.7              40.1              41.3
                                                              ---------------   ---------------   ---------------
Retained earnings, end of year .............................            121.6             107.9              67.8
                                                              ---------------   ---------------   ---------------

Accumulated other comprehensive loss, beginning of year ....            (11.1)             (5.6)             14.9
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Accumulated other comprehensive loss, end of year ..........            (26.5)            (11.1)             (5.6)
                                                              ---------------   ---------------   ---------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................  $         599.3   $         597.8   $         560.5
                                                              ===============   ===============   ===============


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net earnings ...............................................  $          13.7   $          40.1   $          41.3
                                                              ---------------   ---------------   ---------------

Change in unrealized losses, net of reclassification
  adjustment ...............................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------

COMPREHENSIVE (LOSS) INCOME ................................  $          (1.7)  $          34.6   $          20.8
                                                              ===============   ===============   ===============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                             2007              2006              2005
                                                                        ----------------  ----------------  ----------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................  $          13.7   $          40.1   $          41.3
   Adjustments to reconcile net earnings to net cash provided by operating activities:
      Interest credited to policyholders' account balances ...........             79.5              86.1              99.9
       Variable life and investment-type product policy fee income ...           (160.7)           (150.0)           (168.3)
      Change in accrued investment income ............................              2.1               (.7)             (1.8)
      Investment losses, net .........................................             22.9               1.2               2.2
      Change in deferred policy acquisition costs and
         value of business acquired ..................................             37.8              28.2             (36.9)
      Change in future policy benefits ...............................             15.9              25.7              67.5
      Change in other policyholders liabilities ......................             (8.0)             17.0             (10.0)
      Change in income tax payable ...................................             (3.7)             17.3              16.7
      Provision for depreciation and amortization ....................              7.7              12.1              14.1
      Gain on disposal of discontinued operations ....................               --               (.7)               --
      Gain on recapture from reinsurance from USFL ...................               --                --               (.6)
      Dividend from AllianceBernstein ................................              6.4               4.8               3.8
      Other, net .....................................................              7.4             (16.3)            (26.7)
                                                                        ----------------  ----------------  ----------------

Net cash provided by operating activities ............................             21.0              64.8               1.2
                                                                        ----------------  ----------------  ----------------

Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans .            261.1             299.8             220.9
    Sales of investments .............................................             69.0              61.1              53.4
    Purchases of investments .........................................           (260.4)           (414.8)           (366.2)
    Other, net .......................................................            (14.8)            (10.3)             (3.3)
                                                                        ----------------  ----------------  ----------------

Net cash provided by (used in) investing activities ..................             54.9             (64.2)            (95.2)
                                                                        ----------------  ----------------  ----------------

Cash flows from financing activities: Policyholders' account balances:
      Deposits .......................................................            334.0             392.9             521.4
      Withdrawals and transfers to Separate Accounts .................           (416.0)           (463.9)           (505.7)
   Repayments of note to affiliate ...................................             (3.4)             (3.2)             (3.0)
   Proceeds received from recapture of reinsurance with USFL .........               --                --              12.2
   Other, net ........................................................              3.2               2.7                --
                                                                        ----------------  ----------------  ----------------

Net cash (used in) provided by financing activities ..................            (82.2)            (71.5)             24.9
                                                                        ----------------  ----------------  ----------------

Change in cash and cash equivalents ..................................             (6.3)            (70.9)            (69.1)
Cash and cash equivalents, beginning of year .........................             58.8             129.7             198.8
                                                                        ----------------  ----------------  ----------------

Cash and Cash Equivalents, End of Year ...............................  $          52.5   $          58.8   $         129.7
                                                                        ================  ================  ================

Supplemental cash flow information:
   Interest Paid .....................................................  $           2.0   $           2.2   $           2.4
                                                                        ================  ================  ================
Schedule of non-cash financing activities:
   Shared-based Programs .............................................  $           3.1   $           2.7   $            --
                                                                        ================  ================  ================

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is to provide life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2007", "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Effective January 1, 2007, and as more fully described in Note 11 to the Financial Statements, MLOA adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes were expanded by FIN 48 and include a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to MLOA's January 1, 2007 retained earnings for unrecognized tax benefits was required.

      On January 1, 2007, MLOA adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on MLOA's results of operations or financial position.

      On December 31, 2006, AXA Financial Group implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, AXA Financial Group elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares, and various other cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, MLOA's earnings from continuing operations before income taxes were $3.0 million and $2.7 million lower and net earnings were $2.0 million and $1.7 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, AXA Financial Group applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006, that prior to adoption of SFAS No. 123(R) would have been reflected by MLOA only in pro forma disclosures, were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, MLOA adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on MLOA's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.


      In June 2007, the AICPA issued SOP 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2007, the FASB issued FASB Staff Position ("FSP") SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting of SFAS No. 157 on January 1, 2008 is not expected to have a material impact on 2008 net earnings.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation of FIN 46(R), "Consolidation of Variable Interest Entities, Revised," are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in other invested assets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the 2004 acquisition by AXA Financial, was established in accordance with business combination purchase accounting guidance as set forth in SFAS No. 141, "Business Combinations". VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For variable life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.0% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% (2.0% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5-year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2007, current projections of future average gross market returns assume a 5.2% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 2 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $285.4 million, $358.6 million and $197.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------

      The following table provides additional information relating to fixed maturities.

                                                                  GROSS          GROSS
                                                 AMORTIZED     UNREALIZED      UNREALIZED     ESTIMATED
                                                    COST          GAINS          LOSSES       FAIR VALUE
                                               -------------  -------------  -------------  -------------
                                                                     (IN MILLIONS)


      DECEMBER 31, 2007
      -----------------
      Fixed Maturities:
        Available for Sale:
         Corporate ..........................  $     1,808.1  $        10.7  $        56.6  $     1,762.2
         Mortgage-backed ....................           20.3             .2             --           20.5
         U.S. Treasury, government
           and agency securities ............          115.0            2.0             --          117.0
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             .1             --            4.2
         Redeemable preferred stock .........          134.5             .5           12.3          122.7
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,083.1  $        13.5  $        68.9  $     2,027.7
                                               =============  =============  =============  =============

      December 31, 2006
      -----------------
      Fixed Maturities:
       Available for Sale:
         Corporate ..........................  $     1,869.0  $         6.7  $        31.1  $     1,844.6
         Mortgage-backed ....................           20.2             --             --           20.2
         U.S. Treasury, government
           and agency securities ............          138.5             .4             .5          138.4
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             --             .1            4.0
         Redeemable preferred stock .........          134.4            1.4            3.5          132.3
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,167.3  $         8.5  $        35.2  $     2,140.6
                                               =============  =============  =============  =============

      MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                --------------------------------
                                                                                  AMORTIZED         ESTIMATED
                                                                                    COST            FAIR VALUE
                                                                                --------------     -------------
                                                                                         (IN MILLIONS)

        Due in one year or less..............................................   $        158.3     $       157.8
        Due in years two through five........................................            413.5             414.4
        Due in years six through ten.........................................          1,005.5             990.1
        Due after ten years..................................................            351.0             322.2
                                                                                --------------     -------------
           Subtotal..........................................................          1,928.3           1,884.5
        Mortgage-backed securities...........................................             20.3              20.5
                                                                                --------------     -------------
        Total................................................................   $      1,948.6     $     1,905.0
                                                                                ==============     =============

      Bonds that are not due at a single maturity date were included in the contractual maturity table above in the final maturity year. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses the 230 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2007:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                      -----------------------------  ---------------------------  ----------------------------
                                                        GROSS                         GROSS                          GROSS
                                       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED     ESTIMATED      UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES       FAIR VALUE       LOSSES
                                      ------------  ---------------  ------------  -------------  -------------  -------------
                                                                           (IN MILLIONS)

      Fixed Maturities:
        Corporate ..................  $       562.5  $        39.3  $       470.0  $        17.3  $     1,032.5  $        56.6
        U.S. Treasury,
          government and agency
          securities ...............             --             --             --             --             --             --
        States and political
          subdivisions .............             --             --            1.1             --            1.1             --
        Foreign governments ........             --             --             --             --             --             --
        Redeemable
          preferred stock ..........           32.7            4.7           73.3            7.6          106.0           12.3
                                      -------------  -------------  -------------  -------------  -------------  -------------
      Total Temporarily
        Impaired Securities ........  $       595.2  $        44.0  $       544.4  $        24.9  $     1,139.6  $        68.9
                                      =============  =============  =============  =============  =============  =============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $70.0 million, or 3.4%, of the $2,083.1 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, MLOA owned $10.6 million in RMBS backed by subprime residential mortgage loans, 100% of which are rated either AA or AAA, and $0.2 million in RMBS backed by Alt-A residential mortgage loans, 100% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2007, MLOA had no fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------

      During 2007, 2006 and 2005, respectively, MLOA's average recorded investment in impaired mortgage loans was $0.8 million, $3.1 million and $4.2 million.

      There was no interest income on impaired mortgage loans in 2007. Interest income recognized on impaired mortgage loans totaled $0.3 million and $0.3 million for 2006 and 2005, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $2.8 million; there were no mortgage loans classified as nonaccrual at December 31, 2007.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2007            2006
                                                                                 -------------   -------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances...........  $          --   $          --
        Impaired mortgage loans without investment valuation allowances........             .3             3.1
                                                                                 -------------   -------------
        Recorded investment in impaired mortgage loans.........................             .3             3.1
        Investment valuation allowances........................................             --              --
                                                                                 -------------   -------------
        Net Impaired Mortgage Loans............................................  $          .3   $         3.1
                                                                                 =============   =============

      There were no investment valuation allowances for mortgage loans and equity real estate in 2007 and 2006.

      Other Invested Assets
      ---------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2007 and 2006 were $2.9 million and $3.4 million, respectively.

      The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate:

                                                                                 ALLIANCEBERNSTEIN UNITS
                                                                                 -----------------------
                                                                                       (IN MILLIONS)

       Balance at January 1, 2006..............................................  $                  49.4
       Equity in net earnings..................................................                      5.2
       Dividends received......................................................                     (4.8)
                                                                                 -----------------------
       Balance at December 31, 2006............................................                     49.8
       Equity in net earnings..................................................                      5.9
       Dividends received......................................................                     (6.4)
                                                                                 -----------------------
       Balance at December 31, 2007............................................  $                  49.3
                                                                                 =======================

4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2007 and 2006:

                                                             LESS            LESS:
                                      GROSS CARRYING     ACCUMULATED       IMPACT OF
                                           AMOUNT      AMORTIZATION (1)   RECAPTURE (2)          NET
                                      ---------------  ----------------  ---------------   ---------------
                                                                 (IN MILLIONS)
      VOBA
      ----
        DECEMBER 31, 2007 ..........  $         416.5  $        (138.7)  $         (44.9)  $         232.9
                                      ===============  ===============   ===============   ===============

        December 31, 2006 ..........  $         416.5  $         (83.9)  $         (44.9)  $         287.7
                                      ===============  ===============   ===============   ===============

      (1) Includes reactivity to unrealized investment gains (losses).

      (2) Relates to the December 31, 2005 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the modified coinsurance ("MODCO") agreement between MLOA and USFL.

      For 2007, 2006 and 2005, total amortization expense related to VOBA was $59.7 million, $44.4 million and $32.5 million, respectively. VOBA amortization is estimated to range between $45.3 million and $22.2 million annually through 2012.


5)    FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                    DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                      2007                               2006
                                                         --------------------------------   --------------------------------
                                                            CARRYING        ESTIMATED          Carrying        Estimated
                                                             VALUE          FAIR VALUE          Value          Fair Value
                                                         ---------------  ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

        Mortgage loans on real estate...................  $      203.8     $       205.2     $      219.2     $       220.0
        Policyholders liabilities: investment contracts.         344.2             362.5            376.5             396.0
        Note payable to affiliate.......................          27.3              27.3             30.6              30.6


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

            o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                     GMDB              GMIB             TOTAL
                                                ---------------   ---------------  ---------------
                                                                   (IN MILLIONS)

      Balance at January 1, 2005 .............  $           1.0   $            .1  $           1.1
         Paid guarantee benefits .............             (2.9)               --             (2.9)
         Other changes in reserve ............              2.6                .1              2.7
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2005 ...........               .7                .2               .9
         Paid guarantee benefits .............             (2.2)               --             (2.2)
         Other changes in reserve ............              2.2                .2              2.4
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2006 ...........               .7                .4              1.1
         Paid guarantee benefits .............             (1.3)               --             (1.3)
         Other changes in reserve ............              1.8                .1              1.9
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2007 ...........  $           1.2   $            .5  $           1.7
                                                ===============   ===============  ===============

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            --------------
                                                            (IN MILLIONS)

      Balance at January 1, 2005..........................  $          (.9)
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................             1.2
                                                            --------------
      Balance at December 31, 2005........................  $           .2
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................              .5
                                                            --------------
      Balance at December 31, 2006........................              .6
        Paid guarantee benefits...........................             (.3)
        Other changes in reserve..........................              .9
                                                            --------------
      Balance at December 31, 2007........................  $          1.2
                                                            ==============


      The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               -----------    ----------     -------------  -------------  -------------
                                                                             (IN MILLIONS)

      GMDB:
      -----
       Account values invested in:
           General Account..............       $       144     $     229               N/A  $          29  $         402
           Separate Accounts............       $       707     $   1,213               N/A  $         164  $       2,084
       Net amount at risk, gross........       $         6     $      65               N/A  $           4  $          75
       Net amount at risk, net of
          amounts reinsured.............       $         6     $      62               N/A  $          --  $          68
       Average attained age of
         contractholders................              62.1          62.2               N/A           61.4           62.1
       Percentage of contractholders
         over age 70....................              19.3%         18.4%              N/A           14.0%
       Range of contractually specified
         interest rates.................               N/A           N/A               N/A            5.0%

      GMIB:
      -----
       Account values invested in:
           General Account..............               N/A           N/A     $          29            N/A  $          29
           Separate Accounts............               N/A           N/A     $         164            N/A  $         164
       Net amount at risk, gross........               N/A           N/A     $          --            N/A  $          --
       Net amount at risk, net of
          amounts reinsured.............               N/A           N/A     $          --            N/A  $          --
       Weighted average years
          remaining until
          annuitization.................               N/A           N/A               4.7            N/A            4.7
       Range of contractually specified
          interest rates................               N/A           N/A               5.0%           N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                        INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                       DECEMBER 31,
                                                                                 ------------------------
                                                                                     2007         2006
                                                                                 -----------  -----------
                                                                                       (IN MILLIONS)

      GMDB:
         Equity................................................................. $     1,708  $     1,911
         Fixed income...........................................................         258          332
         Balanced...............................................................          39           55
         Other..................................................................          79           83
                                                                                 -----------  -----------
         Total.................................................................. $     2,084  $     2,381
                                                                                 ===========  ===========

      GMIB:
         Equity................................................................. $       133  $       136
         Fixed income...........................................................          24           28
         Balanced...............................................................          --            3
         Other..................................................................           7            5
                                                                                 -----------  -----------
         Total.................................................................. $       164  $       172
                                                                                 ===========  ===========

      C)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
          ------------------------------------------------------------------
          Guarantee
          ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2007 and 2006, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.


7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $25.0 million on single-life policies and $30.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable life product are being reinsured on a 90% first dollar quota share basis through AXA Financial (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $136.4 million and $136.2 million, of which $58.5 million and $63.0 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                                 2007             2006              2005
                                                            --------------   ---------------   --------------
                                                                              (IN MILLIONS)

                Direct premiums............................ $         82.3   $          88.9   $         93.4
                Reinsurance ceded..........................          (36.5)            (39.0)           (39.6)
                                                            --------------   ---------------   --------------
                Premiums................................... $         45.8   $          49.9   $         53.8
                                                            ==============   ===============   ==============

                Variable Life and Investment-type
                   Product Policy Fee Income Ceded......... $         32.9   $          32.4   $         32.7
                                                            ==============   ===============   ==============
                Policyholders' Benefits Ceded.............. $         47.6   $          64.9   $         57.9
                                                            ==============   ===============   ==============


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable and MONY Life, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $45.9 million, $49.6 million and $74.7 million for 2007, 2006 and 2005, respectively. At December 31, 2007, MLOA reported a $2.8 million payable to AXA Equitable and at December 31, 2006 a $5.4 million receivable from AXA Equitable in connection with its service agreement.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.2 million, $2.3 million, and $2.4 million for 2007, 2006 and 2005, respectively, related to these agreements.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and zero for 2007 and 2006, respectively.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement. As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million net of income taxes).

      The statement of operation includes certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                                     2005
                                                                                ---------------
                                                                                 (In Millions)
             REVENUES:
             Variable life and investment-type product policy fee income......  $          19.9
             Premiums.........................................................               --
             Other loss.......................................................              (.2)
                                                                                ---------------
                 Total revenues...............................................             19.7
                                                                                ---------------

             BENEFITS AND OTHER DEDUCTIONS:
             Policyholders' benefits..........................................             10.5
             Interested credited to policyholders' account balances...........              6.1
             Amortization of deferred policy acquisition costs and
                value of business acquired....................................              2.4
             Capitalization of deferred policy acquisition costs..............            (14.0)
             Commissions......................................................             14.2
                                                                                ---------------
                 Total benefits and other deductions..........................             19.2
                                                                                ---------------

             Earnings Before Income Taxes.....................................  $            .5
                                                                                ===============

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in losses of $(1.4) million for 2005.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $27.3 million and $30.6 million at December 31, 2007 and 2006, respectively.


9)    SHARE-BASED COMPENSATION

      For 2007 and 2006 respectively, MLOA recognized compensation costs of $3.9 million and $3.0 million, for share-based payment arrangements. Effectively January 1, 2006, MLOA adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the financial statements on a fair value basis.

      MLOA recognized compensation costs of $1.1 million and $1.3 million related to employee stock options for 2007 and 2006, respectively. Prior to adopting of SFAS No. 123(R), AXA Financial and its consolidated subsidiaries, including MLOA, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of operations in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $1.6 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by MLOA under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

      As of December 31, 2007, approximately $0.8 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 6.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, MLOA recognized compensation expense of approximately $0.2 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.


10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The sources of net investment income follow:

                                         2007             2006           2005
                                     -------------   -------------   -------------
                                                     (IN MILLIONS)

     Fixed maturities .............  $       116.3   $       113.3   $       107.1
     Mortgage loans on real estate            17.1            23.7            25.2
     Policy loans .................            7.1             6.3             6.0
     Other investment income ......            4.0             4.0             4.4
                                     -------------   -------------   -------------

       Gross investment income ....          144.5           147.3           142.7
     Investment expenses ..........           (7.2)           (5.9)           (7.7)
                                     -------------   -------------   -------------

     Net Investment Income ........  $       137.3   $       141.4   $       135.0
                                     =============   =============   =============

      Investment losses, net including changes in the valuation allowances follow:

                                               2007            2006            2005
                                          -------------   -------------   -------------
                                                          (IN MILLIONS)

     Fixed maturities ..................  $       (22.0)  $        (2.3)  $        (2.2)
     Mortgage loans on real estate .....             --             1.1              --
                                          -------------   -------------   -------------
     Investment Losses, Net ............  $       (22.0)  $        (1.2)  $        (2.2)
                                          =============   =============   =============


      Writedowns of fixed maturities amounted to $19.8 million, $3.7 million and $2.0 million for 2007, 2006 and 2005, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2007, 2006 and 2005.

      For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $70.4 million, $55.9 million and $53.4 million. Gross gains of zero, $2.8 million and $1.0 million and gross losses of $3.8 million, $1.2 million and $1.4 million, respectively, were realized on these sales in 2007, 2006 and 2005, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(28.7) million, $(12.4) million and $(50.5), respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                  2007             2006           2005
                                                              -------------   -------------   -------------
                                                                              (IN MILLIONS)

     Balance, beginning of year ............................  $       (11.1)  $        (5.6)  $        14.9
     Changes in unrealized investment losses ...............          (28.7)          (12.3)          (50.5)
     Changes in unrealized investment losses
       attributable to:
          DAC and VOBA .....................................            5.0             3.9            18.9
          Deferred income taxes ............................            8.3             2.9            11.1
                                                              -------------   -------------   -------------
     Balance, End of Year ..................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

     Balance, end of period comprises:
         Unrealized investment losses on
           fixed maturities ................................  $       (55.4)  $       (26.7)  $       (14.4)
         Amounts of unrealized investment gains (losses)
           attributable to:
             DAC and VOBA ..................................           14.6             9.6             5.7
             Deferred income taxes .........................           14.3             6.0             3.1
                                                              -------------   -------------   -------------
     Total .................................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.


11)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                   2007            2006           2005
                                                              -------------   -------------   ------------
                                                                              (IN MILLIONS)

     Income tax expense:
       Current expense .....................................  $         2.0   $        10.7  $         2.5
       Deferred (benefit) expense ..........................            (.9)            6.6           14.2
                                                              -------------   -------------  -------------
     Total .................................................  $         1.1   $        17.3  $        16.7
                                                              =============   =============  =============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                             2007             2006            2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Tax at statutory rate ............................  $         5.2   $        19.8   $        20.3
     Dividends received deduction .....................           (1.2)           (2.7)           (3.7)
     Low income housing credit ........................           (3.1)             --              --
     Other ............................................             .2             0.2              .1
                                                         -------------   -------------   -------------
     Income Tax Expense ...............................  $         1.1   $        17.3   $        16.7
                                                         =============   =============   =============

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance............... $         205.2   $            --  $         200.6   $            --
        DAC....................................              --               8.4              1.7                --
        VOBA...................................              --              81.5               --             100.7
        Investments............................              --             163.5               --             163.5
        Goodwill and other intangible assets...              --              10.2               --              10.7
        Other..................................             6.8                --             12.1                --
                                                ---------------   ---------------  ---------------   ---------------
        Total.................................. $         212.0   $         263.6  $         214.4   $         274.9
                                                ===============   ===============  ===============   ===============

      At December 31, 2007, MLOA had no Federal tax loss carryforwards.

      The Internal Revenue Service ("IRS") is currently examining tax years 2002 through July 8, 2004, the date MLOA was acquired by AXA Financial. Management believes that the examinations of MLOA's Federal income tax returns will have no material adverse impact on MLOA's results of operations or financial position.

      As a result of the implementation of FIN 48 as of January 1, 2007, MLOA recognized $17.0 million tax benefits. At January 1, 2007 all of the unrecognized tax benefits would affect the effective tax rate. At December 31, 2007, the total amount of unrecognized tax benefits was $17.8 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $7.0 million and $6.2 million, respectively. Tax expense for 2007 reflected $0.8 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                       2007
                                                                  -------------
                                                                  (IN MILLIONS)

         Balance at January 1, 2007 (date of adoption) .........  $        10.8
         Additions for tax positions of prior years ............            1.8
         Reductions for tax positions of prior years ...........           (1.8)
         Additions for tax positions of current years ..........             .9
         Reductions for tax positions of current years .........            (.9)
         Settlements with tax authorities ......................             --
         Reductions as a result of a lapse of the applicable
            statute of limitations .............................             --
                                                                  -------------
         Balance, End of Year ..................................  $        10.8
                                                                  =============


      It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2007 and 2006, no equity real estate was classified as held-for-sale.

13)   ACCUMULATED OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are reflected in earnings. The balances for the past three years follow:


                                                                         DECEMBER 31,
                                                         ---------------------------------------------
                                                              2007              2006         2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Net unrealized (losses) gains on investments:
        Net unrealized losses arising
           during the period ..........................  $       (30.9)  $       (12.3)  $       (50.5)
        Losses  reclassified into net earnings
           during the period ..........................            2.2              --              --
                                                         -------------   -------------   -------------
     Net unrealized losses on investments .............          (28.7)          (12.3)          (50.5)
     Adjustments for DAC and VOBA and
         deferred income taxes ........................           13.3             6.8            30.0
                                                         -------------   -------------   -------------
      Total Accumulated Other Comprehensive Loss ......  $       (15.4)  $        (5.5)  $       (20.5)
                                                         =============   =============   =============


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $0.7 million in commitments under existing mortgage loan agreements at December 31, 2007.


15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2007, 2006 and 2005, MLOA's statutory net gain (loss) was $7.3 million, $27.7 million and $(5.6) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $321.0 million and $320.1 million at December 31, 2007 and 2006, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2007, 2006 and 2005.

      At December 31, 2007, MLOA, in accordance with various government and state regulations, had $5.2 million of securities deposited with such government or state agencies.

      At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.


17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                                 THREE MONTHS ENDED
                                                      -------------------------------------------------------------------------
                                                         MARCH 31,         JUNE 30,        SEPTEMBER 30,        DECEMBER 31,
                                                      ---------------   ---------------  -----------------   ------------------
                                                                                   (IN MILLIONS)
        2007
        Total Revenues............................... $          91.4   $          79.9  $            82.2   $             84.4
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        Net Earnings (Loss).......................... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        2006
        Total Revenues............................... $          90.7   $          86.0  $            92.3   $             86.6
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          11.0   $          13.4  $            11.6   $              3.4
                                                      ===============   ===============  =================   ==================

        Net Earnings................................. $          11.0   $          13.4  $            12.3   $              3.4
                                                      ===============   ===============  =================   ==================

                                     PART C

                                OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a) The following Financial Statements are included in Part B of the Registration Statement:

            The financial statements of MONY Life Insurance Company of America and MONY America Variable Account A are included in the Statement of Additional Information.

      (b) The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

            (1) Resolutions of Board of Directors of MONY Life Insurance Company of America authorizing the establishment of MONY America Variable Account A, adopted March 27, 1987, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (2)  Not applicable.

            (3) (a) Underwriting Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc. dated November 1, 1990, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Form of MONY Securities Corporation Broker-Dealer Supervisory and Sales Agreement, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (c) Form of MONY Partners Broker-Dealer (Commission) Schedule, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

            (g) (i) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company and AXA Network, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (g) (ii) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

            (h) Broker-Dealer Distribution and Servicing Agreement, dated June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no.3 to the registration statement on Form N-6 (File No. 333-104162), filed on April 22, 2005.

            (4) (a) Form of flexible payment variable annuity contract, incorporated herein by reference to the initial registration statement on Form N-4 (File No. 333-59717) filed on July 23, 1998.

            (5) Form of application for flexible payment variable annuity contract, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

            (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Action by Written Consent amending By-Laws of MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (7) Form of Variable Annuity Reinsurance Agreement between MONY Life Insurance Company of America and ACE TEMPEST Life Insurance Ltd., incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (8) (a) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (b) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC, and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 7 to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

            (c) Participation Agreement among INVESCO Variable Investment Funds, Inc., MONY Life Insurance Company of America, INVESCO Funds Group, Inc. and INVESCO Distributors, Inc., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (d) Participation Agreement between Janus Aspen Series Fund, Inc. and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (e) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (f) Participation Agreement among MFS Variable Insurance Trust, MONY Life Insurance Company of America and Massachusetts Financial Services Co., incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (g) Participation Agreement between PBHG Insurance Series Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment No. 3 to the registration statement on Form N-6 (File No. 333-72596) filed on February 28, 2003.

                 (i) Form of Amendment dated November 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (h) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds Distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

            (i) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (j) Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated April 30, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (k) Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., MONY Life Insurance Company, MONY Life Insurance Company of America and MONY Securities Corporation, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (l) Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer, Inc., MONY Life Insurance Company of America, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form N-6 (File No. 333-104162) filed on May 28, 2003.

                 (i) Form of Amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (m) Form of participation agreement for MONY Life Insurance Company and MONY Life Insurance Company of America with Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
      Fund), and Dreyfus Investment Portfolios, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                 (i) Form of Amendment dated May 15, 2002, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (n) Form of participation agreement for MONY Life Insurance Company of America with ProFunds and ProFund Advisors LLC, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

                 (i) Form of Amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to registration statement on Form N-4 (File No. 333-92632) filed on May 3, 2004.

            (o) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America dated April 25, 1985, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

            (p) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated as of February 1, 2005, incorporated herein by reference to Exhibit
      10.2 to registration statement (File No. 333-65423) on Form 10-K, filed on March 31, 2005.

            (9) (a) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective amendment no. 16 to the registration statement on Form N-4 (File No. 333-59717) filed on April 22, 2005.

            (b) Opinion and Consent of Dodie Kent, MONY Life Insurance Company of America, as to the legality of the securities being registered, incorporated herein by reference to post-effective No. 20 to the registration statement on Form N-4 (File No. 333-59717) filed on April 27, 2007.

            (c) Opinion and consent of Dodie Kent, MONY Life Insurance Company of America as to the legality of the securities being registered is filed herewith.

            (10) (a) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for MONY Life Insurance Company of America is filed herewith.

            (b) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 17 to the registration statement on Form N-4 (File No. 333-59717) filed on May 4, 2005.

                 (i) Power of Attorney for Christopher M. Condron, Chairman of the Board, President and Chief Executive Officer and Director
                 (ii) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director
                 (iii) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller
                 (iv)    Power of Attorney for Bruce W. Calvert, Director
                 (v)     Power of Attorney for Henri de Castries, Director
                 (vi)    Power of Attorney for Denis Duverne, Director
                 (vii)   Power of Attorney for Mary R. (Nina) Henderson,
                         Director
                 (viii)  Power of Attorney for James F. Higgins, Director
                 (ix)    Power of Attorney for W. Edwin Jarmain, Director
                 (x)     Power of Attorney for Christina Johnson, Director
                 (xi)    Power of Attorney for Scott D. Miller, Director
                 (xii)   Power of Attorney for Joseph H. Moglia, Director
                 (xiii)  Power of Attorney for Peter J. Tobin, Director

            (c) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 18 to the registration statement on Form N-4 (File No. 333-59717), filed on April 26, 2006.

            (d) Powers of Attorney, incorporated herein by reference to post-effective No. 20 to the registration statement on Form N-4 (File No. 333-59717) filed on April 27, 2007.

            (e) Powers of Attorney filed herewith.

            (11)  Not applicable.

            (12)  Not applicable.


ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Set forth below is information regarding the directors and principal officers of MONY America. MONY America's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of MONY America.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY AMERICA
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
CALCAP LLC
231 Brushy Ridge Road
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Avenue
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
TD Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            MONY America
----------------                            -------------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*William J. McDermott                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Andrew Raftis                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

      The AXA Organizational Charts 2007 are incorporated herein by reference to
Exhibit 26 to Registration Statement (File No. 2-30070) on Form N-4, filed April 21, 2008.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
       AS OF: DECEMBER 31, 2007



                                                                                     State of        State of
                                                                        Type of     Incorp. or      Principal       Federal
                                                                       Subsidiary    Domicile       Operation      Tax ID #
                                                                       ----------   ----------      ---------      ---------
                                                                                    -------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                 DE              NY        13-3623351
-------------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                       Operating        DE              CO        75-2961816
     --------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                     Operating        DE              NY        13-4194065
     --------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                       Operating        DE              NY        13-4194080
     --------------------------------------------------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 &16)                              DE              NY        52-2197822
     --------------------------------------------------------------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                  Insurance      Bermuda        Bermuda      14-1903564
        -----------------------------------------------------------------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                                  DE              NY        13-4078005
        -----------------------------------------------------------------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                               DE              NY        13-4071393
           --------------------------------------------------------------------------------------------------------------------
           AXA Network, LLC     (Note 6)                               Operating        DE              NY        06-1555494
           --------------------------------------------------------------------------------------------------------------------
              AXA Network of Alabama, LLC                              Operating        AL              AL        06-1562392
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC      Operating        DE              NY        13-4085852
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC       Operating        MA              MA        04-3491734
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Nevada, Inc.                              Operating        NV              NV        13-3389068
              -----------------------------------------------------------------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                         Operating       P.R.            P.R.       66-0577477
              -----------------------------------------------------------------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.              Operating        TX              TX        75-2529724
         ----------------------------------------------------------------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *            Insurance        NY              NY        13-5570651
        -----------------------------------------------------------------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                    Insurance        CO              CO        13-3198083
           --------------------------------------------------------------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                              Investment       DE              NY        13-3385076
           --------------------------------------------------------------------------------------------------------------------
              Equitable Managed Assets, L.P.                           Investment       DE              NY        13-3385080
           --------------------------------------------------------------------------------------------------------------------
           Real Estate Partnership Equities (various)                  Investment       **                             -
           --------------------------------------------------------------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                         HCO           NY              NY        22-2766036
           --------------------------------------------------------------------------------------------------------------------
              See Attached Listing A
              -----------------------------------------------------------------------------------------------------------------
           ACMC, Inc.     (Note 4)                                        HCO           DE              NY        13-2677213
           --------------------------------------------------------------------------------------------------------------------
           EVSA, Inc.                                                  Investment       DE              PA        23-2671508
        ------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company *                                  Insurance        NY              NY        13-1632487
        -----------------------------------------------------------------------------------------------------------------------
              See Attached Listing C
              -----------------------------------------------------------------------------------------------------------------

                                                                                        Parent's
                                                                          Number of    Percent of
                                                                            Shares      Ownership           Comments
                                                                            Owned      or Control    (e.g., Basis of Control)
                                                                            -----      ----------    ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-----------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                         100.00%
     ------------------------------------------------------------------
     MONY Capital Management, Inc.                                                       100.00%
     ------------------------------------------------------------------
     MONY Asset Management, Inc.                                                         100.00%
     ------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Notes 2 & 16)                      -       100.00%
     ------------------------------------------------------------------
        AXA Financial (Bermuda) Ltd.*                                      250,000       100.00%
        ---------------------------------------------------------------
        AXA Distribution Holding Corporation  (Note 2)                       1,000       100.00%
        ---------------------------------------------------------------
           AXA Advisors, LLC     (Note 5)                                        -       100.00%
           ------------------------------------------------------------
           AXA Network, LLC     (Note 6)                                         -       100.00%
           ------------------------------------------------------------
              AXA Network of Alabama, LLC                                        -       100.00%
              ---------------------------------------------------------
              AXA Network of Connecticut, Maine and New York, LLC                -       100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Massachusetts, LLC                 -       100.00%
              ---------------------------------------------------------
              AXA Network of Nevada, Inc.                                                100.00%
              ---------------------------------------------------------
              AXA Network of Puerto Rico, Inc.                                           100.00%
              ---------------------------------------------------------
              AXA Network Insurance Agency of Texas, Inc.                    1,050       100.00%
         --------------------------------------------------------------
        AXA Equitable Life Insurance Company (Note 2 & 9) *              2,000,000       100.00%     NAIC # 62944
        ---------------------------------------------------------------
           AXA Life and Annuity Company * (Note 10)                      1,000,000       100.00%     NAIC # 62880
           ------------------------------------------------------------
           Equitable Deal Flow Fund, L.P.                                        -             -     G.P & L.P.
           ------------------------------------------------------------
              Equitable Managed Assets, L.P.                                     -             -     G.P.
           ------------------------------------------------------------
           Real Estate Partnership Equities (various)                            -             -     **
           ------------------------------------------------------------
           Equitable Holdings, LLC  (Notes 3 & 4)                                -       100.00%
           ------------------------------------------------------------
              See Attached Listing A
              ---------------------------------------------------------
           ACMC, Inc.     (Note 4)                                       5,000,000       100.00%
           ------------------------------------------------------------
           EVSA, Inc.                                                           50       100.00%
        ---------------------------------------------------------------
        MONY Life Insurance Company *                                                    100.00%
        ---------------------------------------------------------------
              See Attached Listing C
              ---------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

      * Affiliated Insurer

     ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
            Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
            Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
            Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.
            Effective November 30, 2007, the name of AXA Financial Services, LLC was changed to AXA Equitable Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4.  In October 1999, AllianceBernstein Holding L.P.
            ("AllianceBernstein Holding L.P.") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

            As of December 31, 2007, AXF and its subsidiaries owned 63.18% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:

                   AXF held directly 40,861,854 AllianceBernstein Units
                   (15.54%),
                   AXA Equitable Life directly owned 8,384,240 AllianceBernstein Units (3.19%),
                   ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.18%), and
                   ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.55%).

               On December 21, 2004, AXF contributed 4,389,192 (1.67%) AllianceBernstein Units to MONY Life and 1,225,000 (.47%) AllianceBernstein Units to MLOA.

               AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

               In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.27% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units"). AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein Holding L.P. AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

        9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

        10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company. 11.Effective February 18, 2005, MONY Realty Capital, Inc. was sold.

        12. Effective May 26, 2005, Matrix Capital Markets Group was sold.

        12. Effective May 26, 2005, Matrix Private Equities was sold.

        13. Effective December 2, 2005, Advest Group was sold.

        14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein Corporation.

        15. Effective July 11, 2007, Frontier Trust Company, FSB was sold.

        16. Effective November 30, 2007, AXA Financial Services, LLC changed its name to AXA Equitable Financial Services, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

Dissolved:     - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
               - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
               - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
               - CCMI Corp. was dissolved on October 7, 1999.
               - ELAS Realty, Inc. was dissolved January 29, 2002.
               - EML Associates, L.P. was dissolved March 27, 2001.
               - EQ Services, Inc. was dissolved May 11, 2001.
               - Equitable BJVS, Inc. was dissolved October 3, 1999.
               - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
               - Equitable JV Holding Corp. was dissolved on June 1, 2002.
               - Equitable JVS II, Inc. was dissolved December 4, 1996
               - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
               - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
               - EREIM Managers Corporation was dissolved March 27, 2001.
               - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
               - EVLICO, Inc. was dissolved in 1999.
               - Franconom, Inc. was dissolved on December 4, 2000.
               - GP/EQ Southwest, Inc. was dissolved October 21, 1997
               - HVM Corp. was dissolved on Feb. 16, 1999.
               - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
               - Prime Property Funding, Inc. was dissolved in Feb. 1999.
               - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
               - Six-Pac G.P., Inc. was dissolved July 12,1999
               - Paramount Planners, LLC., a direct subsidiary of AXA Distribution Holding Corporation, was dissolved on December 5, 2003
               - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
               - ECLL Inc. was dissolved July 15, 2003
               - MONY Realty Partners, Inc. was dissolved February 2005.
               - Wil-Gro, Inc. was dissolved June, 2005.
               - Sagamore Financial LLC was dissolved August 31, 2006.
               - Equitable JVS was dissolved August, 2007.
               - Astor Times Square Corp. dissolved as of April 2007.
               - Astor/Broadway Acquisition Corp. dissolved as of August 2007.
               - PC Landmark, Inc. has been administratively dissolved.
               - EJSVS, Inc. has been administratively dissolved.
               - STCS, Inc. was dissolved on August 15, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------



                                                                                           State of      State of
                                                                              Type of     Incorp. or    Principal     Federal
                                                                             Subsidiary    Domicile     Operation    Tax ID #
                                                                             ----------    --------     ---------    ---------
AXA Financial, Inc.
---------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ----------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------
           Equitable Holdings, LLC
           ---------------------------------------------------------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                        Operating        DE            NY      13-3049038
              ------------------------------------------------------------------------------------------------------------------
              Equitable Casualty Insurance Company*                          Operating        VT            VT      06-1166226
              ------------------------------------------------------------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                             Operating        DE            NY      13-3266813
              ------------------------------------------------------------------------------------------------------------------
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment       DE            NY      13-3544879
                 ---------------------------------------------------------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)           Operating        DE            NY      13-3633538
              ------------------------------------------------------------------------------------------------------------------
                 See Attached Listing B
                 ------------------------------------------------------------                                      -------------
              AXA Distributors, LLC                                          Operating        DE            NY      52-2233674
              ------------------------------------------------------------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC          Operating        DE            AL      52-2255113
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                      Operating        DE        CT, ME,NY   06-1579051
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating        MA            MA      04-3567096
                 ---------------------------------------------------------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating        TX            TX      74-3006330
                 ---------------------------------------------------------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                   Operating        DE            NY      13-3813232
              ------------------------------------------------------------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating        DE            NJ      22-3492811
              ------------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                  Number of  Percent of
                                                                                   Shares    Ownership         Comments
                                                                                    Owned    or Control  (e.g., Basis of Control)
                                                                                    -----    ----------  ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------------
           Equitable Holdings, LLC
           --------------------------------------------------------------------
              ELAS Securities Acquisition Corporation                                 500     100.00%
              -----------------------------------------------------------------
              Equitable Casualty Insurance Company*                                 1,000     100.00%
              -----------------------------------------------------------------
              ECMC, LLC   (See Note 4 on Page 2)                                        -     100.00%
              -----------------------------------------------------------------
                 Equitable Capital Private Income & Equity                                                ECMC is G.P.
                   Partnership II, L.P.                                                 -           -     ("Deal Flow Fund II")
                 --------------------------------------------------------------
              AllianceBernstein Corporation (See Note 4 on Page 2)                    100     100.00%
              -----------------------------------------------------------------
                 See Attached Listing B
                 --------------------------------------------------------------
              AXA Distributors, LLC                                                     -     100.00%
              -----------------------------------------------------------------
                 AXA  Distributors Insurance Agency of Alabama, LLC                     -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency, LLC                                 -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Massachusetts, LLC                -     100.00%
                 --------------------------------------------------------------
                 AXA Distributors Insurance Agency of Texas, Inc.                   1,000     100.00%
                 --------------------------------------------------------------
              J.M.R. Realty Services, Inc.                                          1,000     100.00%
              -----------------------------------------------------------------
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)           100     100.00%
              -----------------------------------------------------------------

*  Affiliated Insurer

   Equitable Investment Corp merged into Equitable Holdings, LLC on November 30,
     1999.
   Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.
   Effective January 1, 2002, Equitable Distributors, Inc. merged into AXA
     Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------


                                                                                              State of      State of
                                                                                 Type of     Incorp. or    Principal       Federal
                                                                                Subsidiary    Domicile     Operation      Tax ID #
                                                                                ----------    --------     ---------      --------
AXA Financial, Inc.
------------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     -------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
           -------------------------------------------------------------------
              AllianceBernstein Corporation


              --------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)           Operating        DE          NY        13-3434400
                 -----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)                  Operating        DE          NY        13-4064930
                 -----------------------------------------------------------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                         Operating
                    --------------------------------------------------------------------------------------------------------------
                    Cursitor Alliance LLC                                            HCO          DE          MA        22-3424339
                    --------------------------------------------------------------------------------------------------------------
                    Alliance Capital Management LLC                                  HCO          DE          NY             -
                    --------------------------------------------------------------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                           Operating        DE          NY        13-4132953
                       -----------------------------------------------------------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                        HCO          DE          NY        13-2778645
                    --------------------------------------------------------------------------------------------------------------
                       ACAM Trust Company Private Ltd.                           Operating       India      India            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                      Operating     Argentina   Argentina         -
                       -----------------------------------------------------------------------------------------------------------
                       ACM Software Services Ltd.                                Operating        DE          NY        13-3910857
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                      HCO           DE          NY        13-3548918
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Japan Inc.                                 HCO           DE        Japan            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein Japan Ltd.                     Operating       Japan      Japan            -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited    Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                                Far Eastern Alliance Asset Management            Operating      Taiwan      Taiwan           -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein Global Derivatives Corp.                Operating        DE          NY        13-3626546
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.            Operating      Brazil      Brazil           -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Limited                                 Operating       U.K.        U.K.            -
                       -----------------------------------------------------------------------------------------------------------
                                ACM Bernstein GmbH                               Operating      Germany    Germany           -
                                --------------------------------------------------------------------------------------------------
                                AllianceBernstein Services Limited               Operating       U.K.        U.K.            -
                                --------------------------------------------------------------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                       Operating       Lux.        Lux.            -
                       -----------------------------------------------------------------------------------------------------------
                                AllianceBernstein (France) SAS                   Operating      France      France           -
                       -----------------------------------------------------------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                  Operating      Germany    Germany           -
                       -----------------------------------------------------------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                      HCO           DE       Singapore    13-3752293
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Australia Limited                       Operating     Australia   Australia         -
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein Canada, Inc.                            Operating      Canada      Canada      13-3630460
                       -----------------------------------------------------------------------------------------------------------
                       AllianceBernstein New Zealand Limited                     Operating    New Zealand  New Zealand       -
                       -----------------------------------------------------------------------------------------------------------

                                                                                  Number    Parent's
                                                                                    of      Percent of
                                                                                  Shares    Ownership           Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
-----------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ------------------------------------------------------------------------
        AXA Equitable Life Insurance Company*
        ---------------------------------------------------------------------
            Equitable Holdings, LLC
           ------------------------------------------------------------------
              AllianceBernstein Corporation                                                             owns 1% GP interest in
                                                                                                        AllianceBernstein L.P. and
                                                                                                        and 100,000 GP units in
                                                                                                        AllianceBernstein Holding
                                                                                                        L.P.
              ---------------------------------------------------------------
                 AllianceBernstein Holding L.P. (See Note 4 on Page 2)
                 ------------------------------------------------------------
                 AllianceBernstein L.P.  (See Note 4 on Page 2)
                 ------------------------------------------------------------
                    AllianceBernstein Trust Company, LLC                                 100.00%        Sole member interest
                    ---------------------------------------------------------
                    Cursitor Alliance LLC                                                100.00%
                    ---------------------------------------------------------
                    Alliance Capital Management LLC                                      100.00%
                    ---------------------------------------------------------
                       Sanford C. Bernstein & Co., LLC                                   100.00%
                       ------------------------------------------------------
                    AllianceBernstein Corporation of Delaware                      10    100.00%
                    ---------------------------------------------------------
                       ACAM Trust Company Private Ltd.                                   100.00%
                       ------------------------------------------------------
                       AllianceBernstein (Argentina) S.R.L.                               99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       ACM Software Services Ltd.                                        100.00%
                       ------------------------------------------------------
                       Alliance Barra Research Institute, Inc.                  1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Japan Inc.
                       ------------------------------------------------------
                                AllianceBernstein Japan Ltd.                             100.00%
                       ------------------------------------------------------
                       AllianceBernstein Invest. Management Australia Limited            100.00%
                       ------------------------------------------------------
                                Far Eastern Alliance Asset Management                     20.00%        3rd parties = 80%
                                ---------------------------------------------
                       AllianceBernstein Global Derivatives Corp.               1,000    100.00%
                       ------------------------------------------------------
                       AllianceBernstein Investimentos (Brazil) Ltda.                     99.00%        AllianceBernstein Oceanic
                                                                                                        Corporation owns 1%
                       ------------------------------------------------------
                       AllianceBernstein Limited                              250,000    100.00%
                       ------------------------------------------------------
                                ACM Bernstein GmbH                                       100.00%
                                ---------------------------------------------
                                AllianceBernstein Services Limited              1,000    100.00%
                                ---------------------------------------------
                       AllianceBernstein (Luxembourg) S.A.                      3,999     99.98%        AllianceBernstein Oceanic
                                                                                                        Corporation owns .025%
                       ------------------------------------------------------
                                AllianceBernstein (France) SAS                           100.00%
                       ------------------------------------------------------
                                ACMBernstein (Deutschland) GmbH                          100.00%
                       ------------------------------------------------------
                       Alliance Capital Management (Asia) Ltd.                           100.00%
                       ------------------------------------------------------
                       AllianceBernstein Australia Limited                                50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------
                       AllianceBernstein Canada, Inc.                          18,750    100.00%
                       ------------------------------------------------------
                       AllianceBernstein New Zealand Limited                              50.00%        3rd party (NMFM) owns 50%
                       ------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------

LISTING B - ALLIANCEBERNSTEIN CORPORATION
-----------------------------------------



                                                                                               State of        State of
                                                                                  Type of     Incorp. or      Principal     Federal
                                                                                 Subsidiary    Domicile       Operation     Tax ID #
                                                                                 ----------    --------       ---------     --------
AXA Financial, Inc.
----------------------------------------------------------------------------
   AXA Equitable Financial Services, LLC   (Note 2)
   ------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     ----------------------------------------------------------------------
       Equitable Holdings, LLC
       --------------------------------------------------------------------
         AllianceBernstein Corporation
         ------------------------------------------------------------------
           AllianceBernstein L.P.
           ----------------------------------------------------------------
              AllianceBernstein Corporation of Delaware (Cont'd)
              -------------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investment Research (Proprietary) Limited     Operating    So Africa   So Africa        -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein (Singapore) Ltd.                              Operating    Singapore   Singapore        -
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital (Mauritius) Private Ltd.                          HCO       Mauritius   Mauritius        -
                          -------------------------------------------------------------------------------------------------------
                          Alliance Capital Asset Management (India) Private      Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Invest. Res. & Manag. (India) Pvt.   Operating      India       India          -
                          -------------------------------------------------------------------------------------------------------
                 AllianceBernstein Oceanic Corporation                              HCO          DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Capital Real Estate, Inc.                              Operating       DE           NY      13-3441277
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Corporate Finance Group Incorporated                   Operating       DE           NY      52-1671668
                 ----------------------------------------------------------------------------------------------------------------
                 Alliance Eastern Europe, Inc.                                      HCO          DE           NY      13-3802178
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein ESG Venture Management, L.P.                     HCO          DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Venture Fund 1, L.P.                 Operating       DE           NY           -
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investments, Inc.                             Operating       DE           NY      13-3191825
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Investor Services, Inc.                       Operating       DE           TX      13-3211780
                 ----------------------------------------------------------------------------------------------------------------
                 AllianceBernstein Hong Kong Limited                             Operating    Hong Kong   Hong Kong        -
                 ----------------------------------------------------------------------------------------------------------------
                          AllianceBernstein Taiwan Limited                       Operating     Taiwan       Taiwan         -
                          -------------------------------------------------------------------------------------------------------
                          ACM New-Alliance (Luxembourg) S.A.                     Operating      Lux.         Lux.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Limited                                    Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          Sanford C. Bernstein (CREST Nominees) Ltd.             Operating      U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                 Sanford C. Bernstein Proprietary Limited                        Operating    Australia   Australia        -
                 ----------------------------------------------------------------------------------------------------------------
                 Whittingdale Holdings Ltd.                                         HCO         U.K.         U.K.          -
                 ----------------------------------------------------------------------------------------------------------------
                          ACM Investments Limited                                Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                          AllianceBernstein Fixed Income Limited                 Operating      U.K.         U.K.          -
                          -------------------------------------------------------------------------------------------------------
                                                                                     Number     Parent's
                                                                                       of      Percent of
                                                                                     Shares    Ownership           Comments
                                                                                     Owned     or Control   (e.g., Basis of Control)
                                                                                     -----     ----------   ------------------------
AXA Financial, Inc.
----------------------------------------------------------------------------------
  AXA Equitable Financial Services, LLC   (Note 2)
  --------------------------------------------------------------------------------
     AXA Equitable Life Insurance Company*
     -----------------------------------------------------------------------------
        Equitable Holdings, LLC
        --------------------------------------------------------------------------
           AllianceBernstein Corporation
           -----------------------------------------------------------------------
              AllianceBernstein L.P.
              --------------------------------------------------------------------
                 AllianceBernstein Corporation of Delaware (Cont'd)
                 -----------------------------------------------------------------
                    AllianceBernstein Investment Research (Proprietary) Limited                100.00%
                    --------------------------------------------------------------
                    AllianceBernstein (Singapore) Ltd.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Capital (Mauritius) Private Ltd.                                  100.00%
                       -----------------------------------------------------------
                       Alliance Capital Asset Management (India) Private Ltd                    75.00%     3rd party (Ankar Capital
                                                                                                           India Pvt. Ltd.) owns 25%
                       -----------------------------------------------------------
                       AllianceBernstein Invest. Res. & Manag. (India) Pvt.                    100.00%
                       -----------------------------------------------------------
                    AllianceBernstein Oceanic Corporation                            1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Capital Real Estate, Inc.                                         100.00%
                    --------------------------------------------------------------
                    Alliance Corporate Finance Group Incorporated.                   1,000     100.00%
                    --------------------------------------------------------------
                    Alliance Eastern Europe, Inc.                                              100.00%
                    --------------------------------------------------------------
                    AllianceBernstein ESG Venture Management, L.P.                             100.00%    General Partner to EGG Fun
                    --------------------------------------------------------------
                       AllianceBernstein Venture Fund 1, L.P.                                   10.00%    GP Interest
                    --------------------------------------------------------------
                    AllianceBernstein Investments, Inc.                              100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Investor Services, Inc.                        100       100.00%
                    --------------------------------------------------------------
                    AllianceBernstein Hong Kong Limited                                        100.00%
                    --------------------------------------------------------------
                       AllianceBernstein Taiwan Limited                                         99.00%     Others own 1%
                       -----------------------------------------------------------
                       ACM New-Alliance (Luxembourg) S.A.                                       99.00%     AllianceBernstein Oceanic
                                                                                                           Corporation owns 1%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Limited                                               100.00%
                    --------------------------------------------------------------
                       Sanford C. Bernstein (CREST Nominees) Ltd.                              100.00%
                    --------------------------------------------------------------
                    Sanford C. Bernstein Proprietary Limited                                   100.00%     Inactive
                    --------------------------------------------------------------
                    Whittingdale Holdings Ltd.                                                 100.00%
                    --------------------------------------------------------------
                       ACM Investments Limited                                                 100.00%
                       -----------------------------------------------------------
                       AllianceBernstein Fixed Income Limited                                  100.00%
                       -----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART : Q4-2007
-------------------------------------------------------------
LISTING C - MONY
----------------


                                                                                         State of        State of
                                                                            Type of     Incorp. or      Principal       Federal
                                                                           Subsidiary    Domicile       Operation      Tax ID #
                                                                           ----------    --------       ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     ---------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -------------------------------------------------------------------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                           Operating        DE              CO        75-2961816
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Capital Management, Inc.                                         Operating        DE              NY        13-4194065
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Asset Management, Inc.                                           Operating        DE              NY        13-4194080
     ----------------------------------------------------------------------------------------------------------------------------
     MONY Life Insurance Company *                                         Insurance        NY              NY        13-1632487
     ----------------------------------------------------------------------------------------------------------------------------
        MONY International Holdings, LLC                                      HCO           DE              NY        13-3790446
        -------------------------------------------------------------------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*     Insurance     Argentina      Argentina     98-0157781
           ----------------------------------------------------------------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                   HCO         Jamaica        Jamaica
           ----------------------------------------------------------------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                 Operating  Cayman Islands  Cayman Islands  98-0152047
           ----------------------------------------------------------------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.               Operating      Brazil          Brazil
              -------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*           Insurance  Cayman Islands  Cayman Islands  98-0152046
        -------------------------------------------------------------------------------------------------------------------------
        MONY Life Insurance Company of America*                            Insurance        AZ              NY        86-0222062
        -------------------------------------------------------------------------------------------------------------------------
        U.S. Financial Life Insurance Company *                            Insurance        OH              OH        38-2046096
        -------------------------------------------------------------------------------------------------------------------------
        MONY Financial Services, Inc.                                         HCO           DE              NY        11-3722370
        -------------------------------------------------------------------------------------------------------------------------
           Financial Marketing Agency, Inc.                                Operating        OH              OH        31-1465146
           ----------------------------------------------------------------------------------------------------------------------
           MONY Brokerage, Inc.                                            Operating        DE              PA        22-3015130
           ----------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                           Operating        OH              OH        31-1562855
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                        Operating        AL              AL        62-1699522
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                          Operating        TX              TX        74-2861481
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                  Operating        MA              MA        06-1496443
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                     Operating        WA              WA        91-1940542
              -------------------------------------------------------------------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                     Operating        NM              NM        62-1705422
              -------------------------------------------------------------------------------------------------------------------
           1740 Ventures, Inc.                                             Operating        NY              NY        13-2848244
           ----------------------------------------------------------------------------------------------------------------------
           Enterprise Capital Management, Inc.                             Operating        GA              GA        58-1660289
           ----------------------------------------------------------------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                           Operating        DE              GA        22-1990598
              -------------------------------------------------------------------------------------------------------------------
           MONY Assets Corp.                                                  HCO           NY              NY        13-2662263
           ----------------------------------------------------------------------------------------------------------------------
              MONY Benefits Management Corp.                               Operating        DE              NY        13-3363383
              -------------------------------------------------------------------------------------------------------------------
           1740 Advisers, Inc.                                             Operating        NY              NY        13-2645490
           ----------------------------------------------------------------------------------------------------------------------
           MONY Securities Corporation                                     Operating        NY              NY        13-2645488
           ----------------------------------------------------------------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.              Operating        MN              NY        41-1941465
              -------------------------------------------------------------------------------------------------------------------
              Trusted Investment Advisers Corp.                            Operating        MN              NY        41-1941464
              -------------------------------------------------------------------------------------------------------------------

                                                                               Number     Parent's
                                                                                 of       Percent of
                                                                               Shares     Ownership            Comments
                                                                               Owned      or Control   (e.g., Basis of Control)
                                                                               -----      ----------   ------------------------
AXA Financial, Inc.
-------------------------------------------------------------------------
     AXA Equitable Financial Services, LLC   (Note 2)
     --------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        -----------------------------------------------------------------
     MONY Agricultural Investment Advisers, Inc.                                           100.00%
     --------------------------------------------------------------------
     MONY Capital Management, Inc.                                                         100.00%
     --------------------------------------------------------------------
     MONY Asset Management, Inc.                                                           100.00%
     --------------------------------------------------------------------
     MONY Life Insurance Company *                                                         100.00%
     --------------------------------------------------------------------
        MONY International Holdings, LLC                                                   100.00%
        -----------------------------------------------------------------
           MONY International Life Insurance Co. Seguros de Vida S.A.*                     100.00%
           --------------------------------------------------------------
           MONY Financial Resources of the Americas Limited                                 99.00%
           --------------------------------------------------------------
           MONY Bank & Trust Company of the Americas, Ltd.                                 100.00%
           --------------------------------------------------------------
              MONY Consultoria e Corretagem de Seguros Ltda.                                99.00%
              -----------------------------------------------------------
              MONY Life Insurance Company of the Americas, Ltd.*                           100.00%
        -----------------------------------------------------------------
        MONY Life Insurance Company of America*                                            100.00%
        -----------------------------------------------------------------
        U.S. Financial Life Insurance Company *                                 405,000    100.00%
        -----------------------------------------------------------------
        MONY Financial Services, Inc.                                             1,000    100.00%
        -----------------------------------------------------------------
           Financial Marketing Agency, Inc.                                          99     99.00%
           --------------------------------------------------------------
           MONY Brokerage, Inc.                                                   1,500    100.00%
           --------------------------------------------------------------
              MBI Insurance Agency of Ohio, Inc.                                      5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Alabama, Inc.                                   1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Texas, Inc.                                    10    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Massachusetts, Inc.                             5    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of Washington, Inc.                                1    100.00%
              -----------------------------------------------------------
              MBI Insurance Agency of New Mexico, Inc.                                1    100.00%
              -----------------------------------------------------------
           1740 Ventures, Inc.                                                    1,000    100.00%
           --------------------------------------------------------------
           Enterprise Capital Management, Inc.                                      500    100.00%
           --------------------------------------------------------------
              Enterprise Fund Distributors, Inc.                                  1,000    100.00%
              -----------------------------------------------------------
           MONY Assets Corp.                                                    200,000    100.00%
           --------------------------------------------------------------
              MONY Benefits Management Corp.                                      9,000    100.00%
              -----------------------------------------------------------
           1740 Advisers, Inc.                                                   14,600    100.00%
           --------------------------------------------------------------
           MONY Securities Corporation                                            7,550    100.00%
           --------------------------------------------------------------
              Trusted Insurance Advisers General Agency Corp.                     1,000    100.00%
              -----------------------------------------------------------
              Trusted Investment Advisers Corp.                                       1    100.00%
              -----------------------------------------------------------


        -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
        -  As of February 2005, MONY Realty Partners, Inc. was dissolved
        - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Jamaican regulatory reasons.
        - MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of S stock for Brazilian regulatory reasons.
        - Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of S stock for regulatory reasons.
        -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
        -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
        -  As of August 31, 2006, Sagamore Financial LLC was dissolved
        -  MONY Benefits Service Corp. was sold on January 26, 2007.
        - As of November 30, 2007, MONY Holdings LLC merged into AXA Equitable Financial Services, LLC.

ITEM 27.    NUMBER OF CONTRACT OWNERS:

      As of March 31, 2008 there were 529 owners of Qualified Contracts and 14,975 owners of Non-Qualified Contracts of the MONY Custom Master contracts offered by the Registrant under this Registration Statement.

ITEM 28.    INDEMNIFICATION

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance and St. Paul Travelers. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

         (a) The principal underwriters for the MONY and MONY America Variable Accounts are AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"). Prior to June 6, 2005, MONY Securities Corporation served as the principal underwriter for the MONY and MONY America Variable Accounts.

         (b) AXA Advisors and AXA Distributors, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXS Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45,301, A, I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors and AXA Distributors is 1290 Avenue of the Americas, New York, NY 10104.

         (c) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.



(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Director

*Andrew McMahon                       Chairman of the Board and Director

*Christine Nigro                      President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*Nick Lane                            Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Mark D. Godofsky                     Senior Vice President and Controller

*Patricia Roy                         Chief Compliance Officer

*Philip Pescatore                     Chief Risk Officer

*Camille Joseph Varlack               Secretary and Counsel

*Francesca Divone                     Assistant Secretary

*Maurya Keating                       Vice President and Counsel

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*William Miller, Jr.                  Director, Executive Vice President and
                                      Chief Sales Officer

*Michael Gregg                        Executive Vice President

*Gary Hirschkron                      Executive Vice President

*James Mullery                        Executive Vice President

*Mitchell Waters                      Senior Vice President and National Sales
                                      Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President and National Sales
                                      Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President and National Sales
                                      Manager

*Lance Carlson                        Senior Vice President

*Peter Golden                         Senior Vice President

*David Kahal                          Senior Vice President

*Kevin Kennedy                        Senior Vice President

*Diana Keary                          Senior Vice President

*Kathleen Leckey                      Senior Vice President

*John Leffew                          Senior Vice President

*Andrew Marrone                       Senior Vice President

*James O'Boyle                        Senior Vice President

*Ted Repass                           Senior Vice President

*Jon Sampson                          Senior Vice President

*Marian Sole                          Senior Vice President

*Lee Small                            Senior Vice President

*Mark Teitelbaum                      Senior Vice President

*Mark Totten                          Senior Vice President

*Mary Toumpas                         Senior Vice President

*Nicholas Volpe                       Senior Vice President

*Norman J. Abrams                     Vice President and General Counsel

*Camille Joseph Varlack               Secretary and Counsel

*Ronald R. Quist                      Vice President and Treasurer

*Kurt Auleta                          Vice President and Strategy Officer


          (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1290 Avenue of the Americas, New York, New York 10104 or at its Operations Center at 100 Madison St., Syracuse, New York 13202.

ITEM 31.    MANAGEMENT SERVICES

      Not applicable.

ITEM 32.    UNDERTAKINGS

      (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                    REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2008.

                                  MONY America Variable Account A of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)

                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2008.

                                MONY Life Insurance Company of America
                                       (Depositor)

                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America

         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert               Anthony J. Hamilton            Joseph H. Moglia
Christopher M. Condron         Mary R. (Nina) Henderson       Lorie A. Slutsky
Henri de Castries              James F. Higgins               Ezra Suleiman
Denis Duverne                  Scott D. Miller                Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 24, 2008

                                  EXHIBIT INDEX

EXHIBIT
NO.          DESCRIPTION                                             TAG VALUES
----------   ----------------------------------------------------    -----------
(9)(c)       Opinion and Consent of Counsel                           EX-99.9c
(10)(a)      Consent of PricewaterhouseCoopers LLP, Independent       EX-99.10a
             registered public accounting firm
(10)(e)      Powers of Attorney                                       EX-99.10e